FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$72,768,717	$89,169,147	$114,632,599	$7,018,823	$7,609,330
Net Assets	$72,768,717	$89,169,147	$114,632,599	$7,018,823	$7,609,330

NET ASSETS, representing:
Accumulation units	$72,768,717	$89,169,147	$114,632,599	$7,018,823	$7,609,330
	$72,768,717	$89,169,147	$114,632,599	$7,018,823	$7,609,330

Units outstanding	56,002,658	29,547,049	23,627,114	1,765,754	2,063,277

Portfolio shares held	7,276,872	6,684,344	1,560,264	186,423	224,862
Portfolio net asset value per share	$10.00	$13.34	$73.47	$37.65	$33.84
Investment in portfolio shares, at cost	$72,768,717	$81,034,632	$44,662,026	$3,452,891	$4,167,319

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$1,009,991	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	944,268	1,334,880	1,945,694	110,019	115,533
NET INVESTMENT INCOME (LOSS)	65,723	(1,334,880)	(1,945,694)	(110,019)	(115,533)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,496,474	13,716,120	635,441	1,276,877
Net change in unrealized appreciation (depreciation) on investments	—	(19,042,531)	(56,706,429)	(1,963,376)	(2,777,162)
NET GAIN (LOSS) ON INVESTMENTS	—	(16,546,057)	(42,990,309)	(1,327,935)	(1,500,285)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$65,723	$(17,880,937)	$(44,936,003)	$(1,437,954)	$(1,615,818)
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$146,743,639	$80,619,417	$3,824,704	$348,013,500	$36,493,247
Net Assets	$146,743,639	$80,619,417	$3,824,704	$348,013,500	$36,493,247

NET ASSETS, representing:
Accumulation units	$146,743,639	$80,619,417	$3,824,704	$348,013,500	$36,493,247
	$146,743,639	$80,619,417	$3,824,704	$348,013,500	$36,493,247

Units outstanding	33,399,551	14,955,762	411,162	48,605,834	10,017,118

Portfolio shares held	3,344,203	13,618,145	91,369	3,789,758	790,924
Portfolio net asset value per share	$43.88	$5.92	$41.86	$91.83	$46.14
Investment in portfolio shares, at cost	$67,190,884	$72,481,149	$3,035,677	$205,948,933	$16,982,489

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,425,940	1,349,359	41,133	4,693,496	599,479
NET INVESTMENT INCOME (LOSS)	(2,425,940)	(1,349,359)	(41,133)	(4,693,496)	(599,479)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,914,225	2,127,889	120,567	27,075,370	3,527,045
Net change in unrealized appreciation (depreciation) on investments	(31,667,165)	(13,645,112)	588,695	(112,347,049)	(13,006,930)
NET GAIN (LOSS) ON INVESTMENTS	(14,752,940)	(11,517,223)	709,262	(85,271,679)	(9,479,885)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(17,178,880)	$(12,866,582)	$668,129	$(89,965,175)	$(10,079,364)
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$203,877,333	$57,835,063	$11,440,704	$41,775,431	$45,049,567
Net Assets	$203,877,333	$57,835,063	$11,440,704	$41,775,431	$45,049,567

NET ASSETS, representing:
Accumulation units	$203,877,333	$57,835,063	$11,440,704	$41,775,431	$45,049,567
	$203,877,333	$57,835,063	$11,440,704	$41,775,431	$45,049,567

Units outstanding	34,683,313	6,559,972	5,771,273	7,927,250	11,898,413

Portfolio shares held	2,209,095	1,146,157	877,355	1,546,665	1,835,013
Portfolio net asset value per share	$92.29	$50.46	$13.04	$27.01	$24.55
Investment in portfolio shares, at cost	$60,357,625	$33,843,290	$12,387,534	$36,977,076	$50,937,497

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$92,623	$829,597	$461,487

EXPENSES
Charges for mortality and expense risk, and
for administration	3,668,687	754,413	172,889	628,026	722,242
NET INVESTMENT INCOME (LOSS)	(3,668,687)	(754,413)	(80,266)	201,571	(260,755)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	279,827	2,168,538	7,842,813
Net realized gain (loss) on shares redeemed	24,800,391	4,659,101	(52,403)	1,527,736	747,407
Net change in unrealized appreciation (depreciation) on investments	(158,160,103)	(17,237,739)	(2,712,549)	(6,133,510)	(22,072,934)
NET GAIN (LOSS) ON INVESTMENTS	(133,359,712)	(12,578,638)	(2,485,125)	(2,437,236)	(13,482,714)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(137,028,399)	$(13,333,051)	$(2,565,391)	$(2,235,665)	$(13,743,469)
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$38,148,762	$39,793,135	$12,614,160	$48,558,326	$18,312,633
Net Assets	$38,148,762	$39,793,135	$12,614,160	$48,558,326	$18,312,633

NET ASSETS, representing:
Accumulation units	$38,148,762	$39,793,135	$12,614,160	$48,558,326	$18,312,633
	$38,148,762	$39,793,135	$12,614,160	$48,558,326	$18,312,633

Units outstanding	8,516,178	9,200,344	2,521,036	8,571,614	3,454,215

Portfolio shares held	1,208,004	1,033,051	454,728	1,011,210	1,470,894
Portfolio net asset value per share	$31.58	$38.52	$27.74	$48.02	$12.45
Investment in portfolio shares, at cost	$37,808,449	$33,367,761	$11,304,927	$42,533,729	$13,169,567

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$318,421	$727,848	$67,906	$—	$395,192

EXPENSES
Charges for mortality and expense risk, and
for administration	633,864	582,364	193,856	798,070	265,417
NET INVESTMENT INCOME (LOSS)	(315,443)	145,484	(125,950)	(798,070)	129,775

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	7,885,932	—	1,772,314	6,497,598	1,524,087
Net realized gain (loss) on shares redeemed	1,312,392	912,442	651,790	2,129,614	1,201,668
Net change in unrealized appreciation (depreciation) on investments	(27,515,147)	(6,046,761)	(5,422,252)	(32,824,547)	(3,062,904)
NET GAIN (LOSS) ON INVESTMENTS	(18,316,823)	(5,134,319)	(2,998,148)	(24,197,335)	(337,149)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(18,632,266)	$(4,988,835)	$(3,124,098)	$(24,995,405)	$(207,374)
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$15,437,937	$26,517,837	$13,971,156	$6,873,681	$50,718,190
Net Assets	$15,437,937	$26,517,837	$13,971,156	$6,873,681	$50,718,190

NET ASSETS, representing:
Accumulation units	$15,437,937	$26,517,837	$13,971,156	$6,873,681	$50,718,190
	$15,437,937	$26,517,837	$13,971,156	$6,873,681	$50,718,190

Units outstanding	3,689,310	6,175,049	5,919,068	2,925,471	13,895,335

Portfolio shares held	1,468,881	613,555	2,646,052	128,600	1,655,293
Portfolio net asset value per share	$10.51	$43.22	$5.28	$53.45	$30.64
Investment in portfolio shares, at cost	$24,627,908	$8,862,064	$22,128,127	$6,964,433	$24,097,494

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$194,969	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	250,383	436,482	226,408	110,302	905,516
NET INVESTMENT INCOME (LOSS)	(250,383)	(436,482)	(31,439)	(110,302)	(905,516)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,676,279	—	3,431,454	1,014,238	—
Net realized gain (loss) on shares redeemed	(708,395)	3,495,345	(666,775)	344,380	5,710,249
Net change in unrealized appreciation (depreciation) on investments	(12,441,947)	(13,984,256)	(6,910,552)	(4,372,994)	(15,335,112)
NET GAIN (LOSS) ON INVESTMENTS	(8,474,063)	(10,488,911)	(4,145,873)	(3,014,376)	(9,624,863)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,724,446)	$(10,925,393)	$(4,177,312)	$(3,124,678)	$(10,530,379)
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,651,465	$65,860,758	$18,393,677	$154,141,795	$1,944,152,930
Net Assets	$6,651,465	$65,860,758	$18,393,677	$154,141,795	$1,944,152,930

NET ASSETS, representing:
Accumulation units	$6,651,465	$65,860,758	$18,393,677	$154,141,795	$1,944,152,930
	$6,651,465	$65,860,758	$18,393,677	$154,141,795	$1,944,152,930

Units outstanding	2,439,142	13,945,809	8,585,837	6,865,263	137,607,546

Portfolio shares held	220,466	2,942,840	1,876,906	10,289,839	92,314,954
Portfolio net asset value per share	$30.17	$22.38	$9.80	$14.98	$21.06
Investment in portfolio shares, at cost	$6,493,904	$24,659,555	$12,927,277	$129,622,881	$1,964,810,887

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$43,784	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	128,224	1,202,186	336,824	2,341,870	35,539,141
NET INVESTMENT INCOME (LOSS)	(84,440)	(1,202,186)	(336,824)	(2,341,870)	(35,539,141)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,385,981	—	—	—	—
Net realized gain (loss) on shares redeemed	309,351	7,877,178	1,484,843	21,591,844	3,352,364
Net change in unrealized appreciation (depreciation) on investments	(4,856,605)	(34,983,394)	(10,054,502)	(83,408,074)	(516,367,082)
NET GAIN (LOSS) ON INVESTMENTS	(3,161,273)	(27,106,216)	(8,569,659)	(61,816,230)	(513,014,718)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,245,713)	$(28,308,402)	$(8,906,483)	$(64,158,100)	$(548,553,859)

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio**	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio**	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$148,100,443	$—	$310,497,063	$399,145,280
Net Assets	$—	$148,100,443	$—	$310,497,063	$399,145,280

NET ASSETS, representing:
Accumulation units	$—	$148,100,443	$—	$310,497,063	$399,145,280
	$—	$148,100,443	$—	$310,497,063	$399,145,280

Units outstanding	—	10,177,019	—	14,001,071	16,690,526

Portfolio shares held	—	13,475,928	—	9,321,437	33,041,828
Portfolio net asset value per share	$—	$10.99	$—	$33.31	$12.08
Investment in portfolio shares, at cost	$—	$139,652,056	$—	$297,330,708	$351,910,993

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	12/31/2022	9/9/2022**	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,055,729	1,949,831	1,293,144	2,992,206	6,074,468
NET INVESTMENT INCOME (LOSS)	(1,055,729)	(1,949,831)	(1,293,144)	(2,992,206)	(6,074,468)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	250,088,249	7,360,150	18,703,447	9,399,459	24,171,787
Net change in unrealized appreciation (depreciation) on investments	(243,971,314)	(31,598,223)	(67,920,629)	(37,900,787)	(234,736,509)
NET GAIN (LOSS) ON INVESTMENTS	6,116,935	(24,238,073)	(49,217,182)	(28,501,328)	(210,564,722)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,061,206	$(26,187,904)	$(50,510,326)	$(31,493,534)	$(216,639,190)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio**	AST MFS Growth Portfolio**	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio**
ASSETS
Investment in the portfolios, at fair value	$1,131,726,522	$—	$—	$325,022,693	$—
Net Assets	$1,131,726,522	$—	$—	$325,022,693	$—

NET ASSETS, representing:
Accumulation units	$1,131,726,522	$—	$—	$325,022,693	$—
	$1,131,726,522	$—	$—	$325,022,693	$—

Units outstanding	40,855,519	—	—	13,157,252	—

Portfolio shares held	25,962,985	—	—	7,606,429	—
Portfolio net asset value per share	$43.59	$—	$—	$42.73	$—
Investment in portfolio shares, at cost	$987,503,620	$—	$—	$244,783,268	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	6/10/2022**	6/10/2022**	12/31/2022	2/11/2022**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	13,315,401	2,277,763	1,292,102	4,748,650	260,385
NET INVESTMENT INCOME (LOSS)	(13,315,401)	(2,277,763)	(1,292,102)	(4,748,650)	(260,385)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	38,576,593	106,027,192	55,981,317	45,358,266	3,540,826
Net change in unrealized appreciation (depreciation) on investments	(74,216,143)	(232,603,911)	(141,567,331)	(83,200,581)	(6,372,732)
NET GAIN (LOSS) ON INVESTMENTS	(35,639,550)	(126,576,719)	(85,586,014)	(37,842,315)	(2,831,906)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(48,954,951)	$(128,854,482)	$(86,878,116)	$(42,590,965)	$(3,092,291)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$158,783,813	$9,924,177,062	$295,683,495	$139,707,741	$1,118,026,278
Net Assets	$158,783,813	$9,924,177,062	$295,683,495	$139,707,741	$1,118,026,278

NET ASSETS, representing:
Accumulation units	$158,783,813	$9,924,177,062	$295,683,495	$139,707,741	$1,118,026,278
	$158,783,813	$9,924,177,062	$295,683,495	$139,707,741	$1,118,026,278

Units outstanding	12,219,547	542,541,563	12,926,707	10,000,901	69,132,449

Portfolio shares held	5,490,450	279,869,630	11,200,132	4,317,297	58,169,942
Portfolio net asset value per share	$28.92	$35.46	$26.40	$32.36	$19.22
Investment in portfolio shares, at cost	$119,774,744	$8,568,237,473	$223,170,348	$125,568,931	$883,901,952

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,576,108	163,967,203	4,117,391	2,349,385	18,059,748
NET INVESTMENT INCOME (LOSS)	(2,576,108)	(163,967,203)	(4,117,391)	(2,349,385)	(18,059,748)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	41,298,428	628,464,724	27,910,189	6,637,760	99,400,771
Net change in unrealized appreciation (depreciation) on investments	(32,586,031)	(3,022,815,700)	(108,555,051)	(56,403,495)	(225,985,067)
NET GAIN (LOSS) ON INVESTMENTS	8,712,397	(2,394,350,976)	(80,644,862)	(49,765,735)	(126,584,296)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,136,289	$(2,558,318,179)	$(84,762,253)	$(52,115,120)	$(144,644,044)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,865,096,952	$1,480,246,245	$7,796,818,212	$2,379,360,910	$7,777,839,752
Net Assets	$6,865,096,952	$1,480,246,245	$7,796,818,212	$2,379,360,910	$7,777,839,752

NET ASSETS, representing:
Accumulation units	$6,865,096,952	$1,480,246,245	$7,796,818,212	$2,379,360,910	$7,777,839,752
	$6,865,096,952	$1,480,246,245	$7,796,818,212	$2,379,360,910	$7,777,839,752

Units outstanding	347,065,124	108,587,271	444,810,017	167,992,362	448,826,975

Portfolio shares held	286,164,942	90,534,939	360,463,163	134,731,648	421,791,744
Portfolio net asset value per share	$23.99	$16.35	$21.63	$17.66	$18.44
Investment in portfolio shares, at cost	$5,061,641,501	$1,309,317,765	$6,462,312,449	$2,102,138,157	$6,834,164,282

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	117,698,203	29,570,279	91,544,966	44,531,374	136,054,599
NET INVESTMENT INCOME (LOSS)	(117,698,203)	(29,570,279)	(91,544,966)	(44,531,374)	(136,054,599)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	715,855,121	196,446,364	518,864,702	253,448,129	827,253,068
Net change in unrealized appreciation (depreciation) on investments	(2,421,183,345)	(532,956,528)	(1,869,938,462)	(867,020,425)	(3,183,478,641)
NET GAIN (LOSS) ON INVESTMENTS	(1,705,328,224)	(336,510,164)	(1,351,073,760)	(613,572,296)	(2,356,225,573)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,823,026,427)	$(366,080,443)	$(1,442,618,726)	$(658,103,670)	$(2,492,280,172)

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio**
ASSETS
Investment in the portfolios, at fair value	$4,342,413,883	$1,386,610,142	$383,307,462	$303,447,445	$—
Net Assets	$4,342,413,883	$1,386,610,142	$383,307,462	$303,447,445	$—

NET ASSETS, representing:
Accumulation units	$4,342,413,883	$1,386,610,142	$383,307,462	$303,447,445	$—
	$4,342,413,883	$1,386,610,142	$383,307,462	$303,447,445	$—

Units outstanding	233,124,768	42,169,183	41,470,328	11,002,333	—

Portfolio shares held	191,127,372	27,473,948	383,307,462	5,091,400	—
Portfolio net asset value per share	$22.72	$50.47	$1.00	$59.60	$—
Investment in portfolio shares, at cost	$3,297,602,357	$1,294,779,261	$383,307,462	$283,672,365	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	2/11/2022**

INVESTMENT INCOME
Dividend income	$—	$—	$4,699,278	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	72,170,801	16,071,759	4,172,343	3,492,840	2,427,776
NET INVESTMENT INCOME (LOSS)	(72,170,801)	(16,071,759)	526,935	(3,492,840)	(2,427,776)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	440,582,526	71,943,846	—	15,009,532	94,579,192
Net change in unrealized appreciation (depreciation) on investments	(1,487,234,541)	(509,232,566)	—	(117,722,886)	(145,523,574)
NET GAIN (LOSS) ON INVESTMENTS	(1,046,652,015)	(437,288,720)	—	(102,713,354)	(50,944,382)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,118,822,816)	$(453,360,479)	$526,935	$(106,206,194)	$(53,372,158)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$95,001,672	$208,400,376	$10,864,614,887	$2,225,902,206	$42,666,410
Net Assets	$95,001,672	$208,400,376	$10,864,614,887	$2,225,902,206	$42,666,410

NET ASSETS, representing:
Accumulation units	$95,001,672	$208,400,376	$10,864,614,887	$2,225,902,206	$42,666,410
	$95,001,672	$208,400,376	$10,864,614,887	$2,225,902,206	$42,666,410

Units outstanding	8,048,792	12,468,225	860,829,601	191,998,113	2,725,148

Portfolio shares held	4,602,794	9,634,784	1,329,818,224	178,931,045	3,109,797
Portfolio net asset value per share	$20.64	$21.63	$8.17	$12.44	$13.72
Investment in portfolio shares, at cost	$87,003,725	$169,489,570	$10,915,436,221	$2,446,802,532	$40,664,700

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,318,977	2,467,900	89,394,332	31,047,144	675,985
NET INVESTMENT INCOME (LOSS)	(1,318,977)	(2,467,900)	(89,394,332)	(31,047,144)	(675,985)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,828,577	7,127,507	(102,376,014)	(96,389,417)	4,624,882
Net change in unrealized appreciation (depreciation) on investments	(18,085,243)	(102,272,653)	(67,483,263)	(346,274,979)	(21,963,255)
NET GAIN (LOSS) ON INVESTMENTS	(14,256,666)	(95,145,146)	(169,859,277)	(442,664,396)	(17,338,373)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,575,643)	$(97,613,046)	$(259,253,609)	$(473,711,540)	$(18,014,358)
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio**	AST Moderate Multi-Asset Portfolio**	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Services
ASSETS
Investment in the portfolios, at fair value	$138,937,794	$—	$—	$1,648,037,631	$444,861
Net Assets	$138,937,794	$—	$—	$1,648,037,631	$444,861

NET ASSETS, representing:
Accumulation units	$138,937,794	$—	$—	$1,648,037,631	$444,861
	$138,937,794	$—	$—	$1,648,037,631	$444,861

Units outstanding	16,586,968	—	—	97,624,303	15,170

Portfolio shares held	17,280,820	—	—	86,647,615	8,493
Portfolio net asset value per share	$8.04	$—	$—	$19.02	$52.38
Investment in portfolio shares, at cost	$144,703,230	$—	$—	$1,353,342,943	$586,718

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Services
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	6/10/2022**	12/2/2022**	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,279,432	1,655,754	39,020,009	28,125,027	5,911
NET INVESTMENT INCOME (LOSS)	(2,279,432)	(1,655,754)	(39,020,009)	(28,125,027)	(5,911)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	5,910
Net realized gain (loss) on shares redeemed	1,207,109	95,932,824	738,171,045	179,348,769	(52,358)
Net change in unrealized appreciation (depreciation) on investments	(50,629,312)	(133,059,591)	(1,334,485,883)	(614,128,745)	(174,443)
NET GAIN (LOSS) ON INVESTMENTS	(49,422,203)	(37,126,767)	(596,314,838)	(434,779,976)	(220,891)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(51,701,635)	$(38,782,521)	$(635,334,847)	$(462,905,003)	$(226,802)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$168,009	$414,994	$1,471,571	$418,718	$681,469
Net Assets	$168,009	$414,994	$1,471,571	$418,718	$681,469

NET ASSETS, representing:
Accumulation units	$168,009	$414,994	$1,471,571	$418,718	$681,469
	$168,009	$414,994	$1,471,571	$418,718	$681,469

Units outstanding	7,290	23,116	42,168	16,434	29,019

Portfolio shares held	3,345	9,827	19,769	5,044	21,464
Portfolio net asset value per share	$50.22	$42.23	$74.44	$83.02	$31.75
Investment in portfolio shares, at cost	$185,181	$396,543	$1,405,069	$367,998	$843,177

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$116	$504	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,906	7,472	21,464	5,068	8,085
NET INVESTMENT INCOME (LOSS)	(2,790)	(6,968)	(21,464)	(5,068)	(8,085)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	9,163	6,590	101,420	6,981	165,297
Net realized gain (loss) on shares redeemed	18,526	46,429	38,197	15,398	(56,422)
Net change in unrealized appreciation (depreciation) on investments	(101,769)	(167,731)	(322,561)	(110,690)	(324,308)
NET GAIN (LOSS) ON INVESTMENTS	(74,080)	(114,712)	(182,944)	(88,311)	(215,433)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(76,870)	$(121,680)	$(204,408)	$(93,379)	$(223,518)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
ASSETS
Investment in the portfolios, at fair value	$505,679	$205,383	$535,826	$277,518	$67,822
Net Assets	$505,679	$205,383	$535,826	$277,518	$67,822

NET ASSETS, representing:
Accumulation units	$505,679	$205,383	$535,826	$277,518	$67,822
	$505,679	$205,383	$535,826	$277,518	$67,822

Units outstanding	22,975	11,224	19,506	12,801	6,311

Portfolio shares held	12,799	3,787	19,979	6,968	2,323
Portfolio net asset value per share	$39.51	$54.23	$26.82	$39.83	$29.20
Investment in portfolio shares, at cost	$502,420	$226,373	$641,174	$297,185	$70,791

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$921	$1,956	$—	$—	$1,538

EXPENSES
Charges for mortality and expense risk, and
for administration	7,545	2,995	6,181	4,156	1,134
NET INVESTMENT INCOME (LOSS)	(6,624)	(1,039)	(6,181)	(4,156)	404

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	92,763	18,662	101,386	62,215	—
Net realized gain (loss) on shares redeemed	14,773	3,339	(28,522)	(22,448)	199
Net change in unrealized appreciation (depreciation) on investments	(182,184)	(122,620)	(259,782)	(99,831)	(26,291)
NET GAIN (LOSS) ON INVESTMENTS	(74,648)	(100,619)	(186,918)	(60,064)	(26,092)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(81,272)	$(101,658)	$(193,099)	$(64,220)	$(25,688)

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio**	Allspring VT International Equity Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$624,825	$605,321	$1,027,700	$—	$106,402
Net Assets	$624,825	$605,321	$1,027,700	$—	$106,402

NET ASSETS, representing:
Accumulation units	$624,825	$605,321	$1,027,700	$—	$106,402
	$624,825	$605,321	$1,027,700	$—	$106,402

Units outstanding	27,286	20,620	47,014	—	6,216

Portfolio shares held	15,056	12,703	22,782	—	64,098
Portfolio net asset value per share	$41.50	$47.65	$45.11	$—	$1.66
Investment in portfolio shares, at cost	$626,349	$750,702	$929,882	$—	$186,365
STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	Allspring VT International Equity Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	6/10/2022**	12/31/2022

INVESTMENT INCOME
Dividend income	$5,390	$—	$6,212	$—	$4,452

EXPENSES
Charges for mortality and expense risk, and
for administration	6,271	13,631	13,548	1,847,947	1,704
NET INVESTMENT INCOME (LOSS)	(881)	(13,631)	(7,336)	(1,847,947)	2,748

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,877	234,022	17,247	—	—
Net realized gain (loss) on shares redeemed	322	(74,242)	56,156	48,400,736	(3,443)
Net change in unrealized appreciation (depreciation) on investments	(14,049)	(640,820)	(196,425)	(198,041,353)	(15,251)
NET GAIN (LOSS) ON INVESTMENTS	(7,850)	(481,040)	(123,022)	(149,640,617)	(18,694)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,731)	$(494,671)	$(130,358)	$(151,488,564)	$(15,946)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$343,125	$212,861	$360,243	$911,892,056	$1,172,122,345
Net Assets	$343,125	$212,861	$360,243	$911,892,056	$1,172,122,345

NET ASSETS, representing:
Accumulation units	$343,125	$212,861	$360,243	$911,892,056	$1,172,122,345
	$343,125	$212,861	$360,243	$911,892,056	$1,172,122,345

Units outstanding	63,694	7,337	30,494	60,993,644	91,613,044

Portfolio shares held	16,433	26,475	24,242	46,055,154	77,265,810
Portfolio net asset value per share	$20.88	$8.04	$14.86	$19.80	$15.17
Investment in portfolio shares, at cost	$427,790	$253,619	$359,764	$739,476,251	$1,010,399,233

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,333	4,460	708,668	9,328,181	20,571,865
NET INVESTMENT INCOME (LOSS)	(6,333)	(4,460)	(708,668)	(9,328,181)	(20,571,865)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	89,308	41,183	—	—	—
Net realized gain (loss) on shares redeemed	270	14,310	(182,074)	50,235,511	98,708,600
Net change in unrealized appreciation (depreciation) on investments	(291,842)	(184,454)	(465,010)	(289,254,391)	(409,917,895)
NET GAIN (LOSS) ON INVESTMENTS	(202,264)	(128,961)	(647,084)	(239,018,880)	(311,209,295)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(208,597)	$(133,421)	$(1,355,752)	$(248,347,061)	$(331,781,160)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio**	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
ASSETS
Investment in the portfolios, at fair value	$501,380	$—	$57,122,628	$561,007,607	$7,733,588
Net Assets	$501,380	$—	$57,122,628	$561,007,607	$7,733,588

NET ASSETS, representing:
Accumulation units	$501,380	$—	$57,122,628	$561,007,607	$7,733,588
	$501,380	$—	$57,122,628	$561,007,607	$7,733,588

Units outstanding	17,124	—	5,891,235	36,702,773	807,309

Portfolio shares held	22,544	—	4,666,881	31,080,754	724,797
Portfolio net asset value per share	$22.24	$—	$12.24	$18.05	$10.67
Investment in portfolio shares, at cost	$487,572	$—	$57,100,905	$501,153,870	$8,319,580

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,332	559,534	578,346	9,780,430	62,563
NET INVESTMENT INCOME (LOSS)	(10,332)	(559,534)	(578,346)	(9,780,430)	(62,563)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	109,311	—	—	—	—
Net realized gain (loss) on shares redeemed	96,009	17,499,052	(25,416)	68,771,291	(185,851)
Net change in unrealized appreciation (depreciation) on investments	(370,882)	(33,182,378)	(358,381)	(251,226,658)	(1,431,660)
NET GAIN (LOSS) ON INVESTMENTS	(165,562)	(15,683,326)	(383,797)	(182,455,367)	(1,617,511)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(175,894)	$(16,242,860)	$(962,143)	$(192,235,797)	$(1,680,074)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
.
The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio**	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$2,006,671	$163,810,437	$10,399,992,334	$210,976,091
Net Assets	$—	$2,006,671	$163,810,437	$10,399,992,334	$210,976,091

NET ASSETS, representing:
Accumulation units	$—	$2,006,671	$163,810,437	$10,399,992,334	$210,976,091
	$—	$2,006,671	$163,810,437	$10,399,992,334	$210,976,091

Units outstanding	—	210,103	7,272,497	1,026,297,962	10,603,953

Portfolio shares held	—	173,587	6,078,309	849,672,576	8,273,572
Portfolio net asset value per share	$—	$11.56	$26.95	$12.24	$25.50
Investment in portfolio shares, at cost	$—	$2,004,692	$125,958,735	$9,710,599,672	$226,199,513

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	346,453	28,189	2,131,740	225,047,299	2,738,321
NET INVESTMENT INCOME (LOSS)	(346,453)	(28,189)	(2,131,740)	(225,047,299)	(2,738,321)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,358,292	(24,132)	17,023,524	154,845,336	(5,207,558)
Net change in unrealized appreciation (depreciation) on investments	(86,689,320)	(28,274)	(33,167,688)	(3,176,488,851)	(46,019,983)
NET GAIN (LOSS) ON INVESTMENTS	(13,331,028)	(52,406)	(16,144,164)	(3,021,643,515)	(51,227,541)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(13,677,481)	$(80,595)	$(18,275,904)	$(3,246,690,814)	$(53,965,862)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,224,019	$1,652,153,001	$109,957,766	$82,983,190	$292,731,788
Net Assets	$2,224,019	$1,652,153,001	$109,957,766	$82,983,190	$292,731,788

NET ASSETS, representing:
Accumulation units	$2,224,019	$1,652,153,001	$109,957,766	$82,983,190	$292,731,788
	$2,224,019	$1,652,153,001	$109,957,766	$82,983,190	$292,731,788

Units outstanding	206,542	109,362,121	7,543,659	6,242,817	23,246,586

Portfolio shares held	170,423	96,560,666	6,700,656	5,652,806	20,790,610
Portfolio net asset value per share	$13.05	$17.11	$16.41	$14.68	$14.08
Investment in portfolio shares, at cost	$2,283,672	$1,486,630,776	$87,243,841	$69,637,909	$268,772,708

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	42,440	32,921,835	755,750	561,772	5,706,796
NET INVESTMENT INCOME (LOSS)	(42,440)	(32,921,835)	(755,750)	(561,772)	(5,706,796)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(61,653)	354,541,623	5,467,256	2,794,767	46,833,782
Net change in unrealized appreciation (depreciation) on investments	(90,710)	(1,006,198,496)	(29,533,253)	(21,282,437)	(172,867,099)
NET GAIN (LOSS) ON INVESTMENTS	(152,363)	(651,656,873)	(24,065,997)	(18,487,670)	(126,033,317)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(194,803)	$(684,578,708)	$(24,821,747)	$(19,049,442)	$(131,740,113)

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$4,525,908	$144,184,224	$8,957,731	$53,947,551	$17,873,422
Net Assets	$4,525,908	$144,184,224	$8,957,731	$53,947,551	$17,873,422

NET ASSETS, representing:
Accumulation units	$4,525,908	$144,184,224	$8,957,731	$53,947,551	$17,873,422
	$4,525,908	$144,184,224	$8,957,731	$53,947,551	$17,873,422

Units outstanding	487,828	15,712,193	794,901	4,240,443	1,510,487

Portfolio shares held	413,325	13,525,725	693,323	4,544,865	1,840,723
Portfolio net asset value per share	$10.95	$10.66	$12.92	$11.87	$9.71
Investment in portfolio shares, at cost	$4,639,617	$162,417,071	$8,315,915	$65,191,436	$19,465,267

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$736,366

EXPENSES
Charges for mortality and expense risk, and
for administration	92,053	1,679,150	54,819	346,762	122,471
NET INVESTMENT INCOME (LOSS)	(92,053)	(1,679,150)	(54,819)	(346,762)	613,895

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	896,047	597,679
Net realized gain (loss) on shares redeemed	(165,732)	(5,325,499)	78,610	(1,162,914)	(127,256)
Net change in unrealized appreciation (depreciation) on investments	(338,431)	(17,503,690)	(1,735,406)	(10,705,475)	(4,091,058)
NET GAIN (LOSS) ON INVESTMENTS	(504,163)	(22,829,189)	(1,656,796)	(10,972,342)	(3,620,635)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(596,216)	$(24,508,339)	$(1,711,615)	$(11,319,104)	$(3,006,740)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,886,243	$3,183,671	$24,825,680	$2,083,244	$454,828,100
Net Assets	$6,886,243	$3,183,671	$24,825,680	$2,083,244	$454,828,100

NET ASSETS, representing:
Accumulation units	$6,886,243	$3,183,671	$24,825,680	$2,083,244	$454,828,100
	$6,886,243	$3,183,671	$24,825,680	$2,083,244	$454,828,100

Units outstanding	754,978	324,534	2,656,298	224,430	36,510,096

Portfolio shares held	654,586	315,215	2,359,856	202,061	34,378,541
Portfolio net asset value per share	$10.52	$10.10	$10.52	$10.31	$13.23
Investment in portfolio shares, at cost	$7,589,097	$3,606,691	$28,417,343	$2,191,526	$438,067,576

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$5,994	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	156,679	60,460	514,815	32,845	10,952,084
NET INVESTMENT INCOME (LOSS)	(156,679)	(54,466)	(514,815)	(32,845)	(10,952,084)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(280,532)	(24,923)	(444,340)	(67,567)	164,332,080
Net change in unrealized appreciation (depreciation) on investments	(786,774)	(1,116,101)	(3,458,436)	(109,569)	(444,688,989)
NET GAIN (LOSS) ON INVESTMENTS	(1,067,306)	(1,141,024)	(3,902,776)	(177,136)	(280,356,909)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,223,985)	$(1,195,490)	$(4,417,591)	$(209,981)	$(291,308,993)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio**	AST T. Rowe Price Corporate Bond Portfolio**
ASSETS
Investment in the portfolios, at fair value	$14,919,248	$119,457,304	$94,436,109	$—	$—
Net Assets	$14,919,248	$119,457,304	$94,436,109	$—	$—

NET ASSETS, representing:
Accumulation units	$14,919,248	$119,457,304	$94,436,109	$—	$—
	$14,919,248	$119,457,304	$94,436,109	$—	$—

Units outstanding	1,549,414	8,818,741	7,630,294	—	—

Portfolio shares held	1,434,543	8,353,658	7,253,157	—	—
Portfolio net asset value per share	$10.40	$14.30	$13.02	$—	$—
Investment in portfolio shares, at cost	$17,435,324	$114,205,403	$90,285,092	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	2/11/2022**	2/11/2022**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	311,745	2,886,850	1,963,481	4,572	3,928
NET INVESTMENT INCOME (LOSS)	(311,745)	(2,886,850)	(1,963,481)	(4,572)	(3,928)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(462,616)	39,409,936	18,303,840	(85,467)	(62,023)
Net change in unrealized appreciation (depreciation) on investments	(2,705,026)	(97,031,591)	(55,780,489)	(51,477)	(53,797)
NET GAIN (LOSS) ON INVESTMENTS	(3,167,642)	(57,621,655)	(37,476,649)	(136,944)	(115,820)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,479,387)	$(60,508,505)	$(39,440,130)	$(141,516)	$(119,748)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio**	AST Prudential Corporate Bond Portfolio**	AST BlackRock Corporate Bond Portfolio**	AST Bond Portfolio 2031	Fidelity® VIP Contrafund® Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$—	$—	$—	$43,853,527	$684,547
Net Assets	$—	$—	$—	$43,853,527	$684,547

NET ASSETS, representing:
Accumulation units	$—	$—	$—	$43,853,527	$684,547
	$—	$—	$—	$43,853,527	$684,547

Units outstanding	—	—	—	5,314,655	60,430

Portfolio shares held	—	—	—	5,006,110	18,071
Portfolio net asset value per share	$—	$—	$—	$8.76	$37.88
Investment in portfolio shares, at cost	$—	$—	$—	$52,789,168	$890,852

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Bond Portfolio 2031	Fidelity® VIP Contrafund® Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	2/11/2022**	2/11/2022**	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$5,703

EXPENSES
Charges for mortality and expense risk, and
for administration	6,244	8,754	5,289	959,109	3,314
NET INVESTMENT INCOME (LOSS)	(6,244)	(8,754)	(5,289)	(959,109)	2,389

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	47,741
Net realized gain (loss) on shares redeemed	(116,759)	(111,339)	(129,502)	(1,728,376)	(58,808)
Net change in unrealized appreciation (depreciation) on investments	(57,857)	(154,753)	(28,628)	(8,395,155)	(178,774)
NET GAIN (LOSS) ON INVESTMENTS	(174,616)	(266,092)	(158,130)	(10,123,531)	(189,841)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(180,860)	$(274,846)	$(163,419)	$(11,082,640)	$(187,452)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$532,409	$523,045	$302,255	$263,826	$1,129,677
Net Assets	$532,409	$523,045	$302,255	$263,826	$1,129,677

NET ASSETS, representing:
Accumulation units	$532,409	$523,045	$302,255	$263,826	$1,129,677
	$532,409	$523,045	$302,255	$263,826	$1,129,677

Units outstanding	50,678	42,521	33,129	26,693	102,561

Portfolio shares held	12,976	7,314	27,987	23,327	50,230
Portfolio net asset value per share	$41.03	$71.51	$10.80	$11.31	$22.49
Investment in portfolio shares, at cost	$879,989	$587,247	$374,960	$515,399	$1,283,074

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$1,671	$7,237	$—	$19,488

EXPENSES
Charges for mortality and expense risk, and
for administration	2,283	844	1,338	1,075	4,459
NET INVESTMENT INCOME (LOSS)	(2,283)	827	5,899	(1,075)	15,029

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	100,696	18,961	21,183	84,970	97,474
Net realized gain (loss) on shares redeemed	(47,432)	(5,154)	(20,336)	(8,887)	(4,635)
Net change in unrealized appreciation (depreciation) on investments	(341,734)	(65,050)	(57,676)	(185,460)	(231,674)
NET GAIN (LOSS) ON INVESTMENTS	(288,470)	(51,243)	(56,829)	(109,377)	(138,835)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(290,753)	$(50,416)	$(50,930)	$(110,452)	$(123,806)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio	Vanguard Real Estate Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,565,578	$776,584	$161,467	$1,212,029	$820,295
Net Assets	$1,565,578	$776,584	$161,467	$1,212,029	$820,295

NET ASSETS, representing:
Accumulation units	$1,565,578	$776,584	$161,467	$1,212,029	$820,295
	$1,565,578	$776,584	$161,467	$1,212,029	$820,295

Units outstanding	175,938	66,154	18,600	107,386	91,373

Portfolio shares held	139,039	15,305	9,056	56,690	71,144
Portfolio net asset value per share	$11.26	$50.74	$17.83	$21.38	$11.53
Investment in portfolio shares, at cost	$1,721,310	$885,035	$188,553	$1,425,603	$1,006,896

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio	Vanguard Real Estate Index Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$39,741	$8,784	$4,029	$11,609	$15,960

EXPENSES
Charges for mortality and expense risk, and
for administration	3,980	5,534	1,414	9,653	6,338
NET INVESTMENT INCOME (LOSS)	35,761	3,250	2,615	1,956	9,622

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	16,748	29,371	1,488	110,133	36,048
Net realized gain (loss) on shares redeemed	(7,597)	(7,812)	(8,606)	(108,331)	(23,807)
Net change in unrealized appreciation (depreciation) on investments	(145,433)	(162,094)	(23,750)	(301,620)	(301,300)
NET GAIN (LOSS) ON INVESTMENTS	(136,282)	(140,535)	(30,868)	(299,818)	(289,059)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(100,521)	$(137,285)	$(28,253)	$(297,862)	$(279,437)

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Conservative Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,269,210	$1,660,686	$2,005,224	$1,989,681	$399,348
Net Assets	$1,269,210	$1,660,686	$2,005,224	$1,989,681	$399,348

NET ASSETS, representing:
Accumulation units	$1,269,210	$1,660,686	$2,005,224	$1,989,681	$399,348
	$1,269,210	$1,660,686	$2,005,224	$1,989,681	$399,348

Units outstanding	145,050	164,111	174,336	184,558	41,395

Portfolio shares held	122,985	87,175	47,405	91,606	17,554
Portfolio net asset value per share	$10.32	$19.05	$42.30	$21.72	$22.75
Investment in portfolio shares, at cost	$1,438,161	$1,870,398	$2,217,219	$2,394,925	$479,604

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Conservative Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$21,829	$35,339	$16,906	$38,968	$10,080

EXPENSES
Charges for mortality and expense risk, and
for administration	8,968	10,173	11,882	16,498	3,226
NET INVESTMENT INCOME (LOSS)	12,861	25,166	5,024	22,470	6,854

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	7,746	36,994	90,558	195,196	17,704
Net realized gain (loss) on shares redeemed	(14,816)	(82,684)	(11,797)	(58,174)	(2,725)
Net change in unrealized appreciation (depreciation) on investments	(169,364)	(209,032)	(375,694)	(512,182)	(91,786)
NET GAIN (LOSS) ON INVESTMENTS	(176,434)	(254,722)	(296,933)	(375,160)	(76,807)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(163,573)	$(229,556)	$(291,909)	$(352,690)	$(69,953)

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio	American Funds IS Asset Allocation Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$404,387	$215,637	$1,382,724	$1,899,903	$5,230,831
Net Assets	$404,387	$215,637	$1,382,724	$1,899,903	$5,230,831

NET ASSETS, representing:
Accumulation units	$404,387	$215,637	$1,382,724	$1,899,903	$5,230,831
	$404,387	$215,637	$1,382,724	$1,899,903	$5,230,831

Units outstanding	39,977	22,459	136,370	198,341	484,386

Portfolio shares held	22,305	31,027	51,885	191,522	235,623
Portfolio net asset value per share	$18.13	$6.95	$26.65	$9.92	$22.20
Investment in portfolio shares, at cost	$649,438	$228,978	$1,465,273	$1,990,922	$6,452,363

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio	American Funds IS Asset Allocation Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$7,811	$9,519	$27,065	$114,927

EXPENSES
Charges for mortality and expense risk, and
for administration	3,201	1,727	3,787	13,912	38,726
NET INVESTMENT INCOME (LOSS)	(3,201)	6,084	5,732	13,153	76,201

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	126,956	—	17,736	12,918	518,898
Net realized gain (loss) on shares redeemed	(10,455)	841	(19,411)	(50,874)	(16,455)
Net change in unrealized appreciation (depreciation) on investments	(279,006)	(16,417)	(94,660)	(83,123)	(1,348,707)
NET GAIN (LOSS) ON INVESTMENTS	(162,505)	(15,576)	(96,335)	(121,079)	(846,264)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(165,706)	$(9,492)	$(90,603)	$(107,926)	$(770,063)

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 1)	American Funds IS The Bond Fund of America® (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	American Funds IS U.S. Government Securities Fund® (Class 1)
ASSETS
Investment in the portfolios, at fair value	$1,085,652	$758,394	$1,469,858	$1,937,269	$571,892
Net Assets	$1,085,652	$758,394	$1,469,858	$1,937,269	$571,892

NET ASSETS, representing:
Accumulation units	$1,085,652	$758,394	$1,469,858	$1,937,269	$571,892
	$1,085,652	$758,394	$1,469,858	$1,937,269	$571,892

Units outstanding	87,363	82,410	125,349	171,208	60,557

Portfolio shares held	85,552	80,594	19,267	38,583	57,246
Portfolio net asset value per share	$12.69	$9.41	$76.29	$50.21	$9.99
Investment in portfolio shares, at cost	$1,326,924	$878,629	$2,123,154	$2,256,776	$668,567

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 1)	American Funds IS The Bond Fund of America® (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	American Funds IS U.S. Government Securities Fund® (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$23,487	$23,584	$9,749	$30,084	$22,785

EXPENSES
Charges for mortality and expense risk, and
for administration	7,494	4,614	13,325	14,039	3,081
NET INVESTMENT INCOME (LOSS)	15,993	18,970	(3,576)	16,045	19,704

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	222,484	7,798	240,549	156,603	—
Net realized gain (loss) on shares redeemed	(15,444)	(4,943)	(149,832)	(8,467)	(3,463)
Net change in unrealized appreciation (depreciation) on investments	(300,556)	(105,007)	(766,080)	(469,456)	(68,214)
NET GAIN (LOSS) ON INVESTMENTS	(93,516)	(102,152)	(675,363)	(321,320)	(71,677)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(77,523)	$(83,182)	$(678,939)	$(305,275)	$(51,973)

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	DFA VA Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$558,356	$623,584	$2,508,982	$1,526,705	$463,191
Net Assets	$558,356	$623,584	$2,508,982	$1,526,705	$463,191

NET ASSETS, representing:
Accumulation units	$558,356	$623,584	$2,508,982	$1,526,705	$463,191
	$558,356	$623,584	$2,508,982	$1,526,705	$463,191

Units outstanding	46,588	64,096	209,891	144,948	50,484

Portfolio shares held	47,520	103,585	247,190	103,365	48,149
Portfolio net asset value per share	$11.75	$6.02	$10.15	$14.77	$9.62
Investment in portfolio shares, at cost	$644,551	$932,778	$3,137,351	$1,864,266	$507,668

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	DFA VA Global Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$8,423	$—	$45,182	$—	$7,540

EXPENSES
Charges for mortality and expense risk, and
for administration	1,629	2,082	9,593	5,373	3,293
NET INVESTMENT INCOME (LOSS)	6,794	(2,082)	35,589	(5,373)	4,247

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	55,673	33,123	302,698	20,732	—
Net realized gain (loss) on shares redeemed	(10,718)	(7,237)	(56,231)	(51,589)	(5,805)
Net change in unrealized appreciation (depreciation) on investments	(91,425)	(263,686)	(408,756)	(174,540)	(34,774)
NET GAIN (LOSS) ON INVESTMENTS	(46,470)	(237,800)	(162,289)	(205,397)	(40,579)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(39,676)	$(239,882)	$(126,700)	$(210,770)	$(36,332)

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$884,866	$1,480,496	$962,061	$2,614,931	$306,688
Net Assets	$884,866	$1,480,496	$962,061	$2,614,931	$306,688

NET ASSETS, representing:
Accumulation units	$884,866	$1,480,496	$962,061	$2,614,931	$306,688
	$884,866	$1,480,496	$962,061	$2,614,931	$306,688

Units outstanding	91,396	124,731	67,663	231,606	30,410

Portfolio shares held	89,110	48,653	46,838	134,929	13,028
Portfolio net asset value per share	$9.93	$30.43	$20.54	$19.38	$23.54
Investment in portfolio shares, at cost	$904,696	$1,513,534	$1,049,256	$3,155,770	$491,808

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$11,808	$25,230	$12,782	$48,684	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,624	7,214	5,283	15,466	1,118
NET INVESTMENT INCOME (LOSS)	5,184	18,016	7,499	33,218	(1,118)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	13,637	75,713	223,282	38,038
Net realized gain (loss) on shares redeemed	(2,941)	(51,015)	(36,909)	(199,746)	(14,846)
Net change in unrealized appreciation (depreciation) on investments	(18,231)	(59,689)	(89,673)	(855,756)	(189,908)
NET GAIN (LOSS) ON INVESTMENTS	(21,172)	(97,067)	(50,869)	(832,220)	(166,716)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,988)	$(79,051)	$(43,370)	$(799,002)	$(167,834)

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$615,771	$1,115,591	$424,186	$1,343,817	$588,144
Net Assets	$615,771	$1,115,591	$424,186	$1,343,817	$588,144

NET ASSETS, representing:
Accumulation units	$615,771	$1,115,591	$424,186	$1,343,817	$588,144
	$615,771	$1,115,591	$424,186	$1,343,817	$588,144

Units outstanding	52,426	108,523	34,968	126,650	51,723

Portfolio shares held	45,211	113,029	30,277	142,504	17,893
Portfolio net asset value per share	$13.62	$9.87	$14.01	$9.43	$32.87
Investment in portfolio shares, at cost	$707,866	$1,477,542	$493,129	$1,396,370	$659,853

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$5,075	$19,942	$8,561	$55,358	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,837	3,727	1,229	4,482	1,930
NET INVESTMENT INCOME (LOSS)	3,238	16,215	7,332	50,876	(1,930)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	85,675	—	7,372	—	36,332
Net realized gain (loss) on shares redeemed	(12,638)	(37,144)	(3,091)	(6,181)	(4,796)
Net change in unrealized appreciation (depreciation) on investments	(186,002)	(198,991)	(71,264)	(50,976)	(83,356)
NET GAIN (LOSS) ON INVESTMENTS	(112,965)	(236,135)	(66,983)	(57,157)	(51,820)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(109,727)	$(219,920)	$(59,651)	$(6,281)	$(53,750)

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$387,011	$760,142	$931,908	$858,552	$615,672
Net Assets	$387,011	$760,142	$931,908	$858,552	$615,672

NET ASSETS, representing:
Accumulation units	$387,011	$760,142	$931,908	$858,552	$615,672
	$387,011	$760,142	$931,908	$858,552	$615,672

Units outstanding	34,300	78,306	75,965	89,228	50,277

Portfolio shares held	21,229	45,545	28,481	85,684	29,402
Portfolio net asset value per share	$18.23	$16.69	$32.72	$10.02	$20.94
Investment in portfolio shares, at cost	$475,481	$956,071	$1,035,903	$919,501	$924,205

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$659	$2,172	$3,218	$31,236	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	999	2,611	1,934	1,731	2,366
NET INVESTMENT INCOME (LOSS)	(340)	(439)	1,284	29,505	(2,366)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	51,339	44,504	38,532	161	66,022
Net realized gain (loss) on shares redeemed	(1,636)	(21,344)	(10,992)	(2,188)	(7,002)
Net change in unrealized appreciation (depreciation) on investments	(88,996)	(212,826)	(134,836)	(58,175)	(361,513)
NET GAIN (LOSS) ON INVESTMENTS	(39,293)	(189,666)	(107,296)	(60,202)	(302,493)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(39,633)	$(190,105)	$(106,012)	$(30,697)	$(304,859)

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$168,606	$269,217	$727,554	$2,050,124	$53,363
Net Assets	$168,606	$269,217	$727,554	$2,050,124	$53,363

NET ASSETS, representing:
Accumulation units	$168,606	$269,217	$727,554	$2,050,124	$53,363
	$168,606	$269,217	$727,554	$2,050,124	$53,363

Units outstanding	14,843	25,310	67,075	239,616	5,844

Portfolio shares held	7,835	13,223	28,837	425,337	9,232
Portfolio net asset value per share	$21.52	$20.36	$25.23	$4.82	$5.78
Investment in portfolio shares, at cost	$165,331	$348,870	$1,022,892	$2,564,922	$67,569

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$1,665	$1,032	$—	$44,583	$3,719

EXPENSES
Charges for mortality and expense risk, and
for administration	354	1,135	2,468	7,807	265
NET INVESTMENT INCOME (LOSS)	1,311	(103)	(2,468)	36,776	3,454

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	49	18,600	16,645	—	—
Net realized gain (loss) on shares redeemed	510	(9,836)	(41,211)	(13,337)	(1,088)
Net change in unrealized appreciation (depreciation) on investments	1,441	(88,176)	(250,608)	(443,437)	(11,735)
NET GAIN (LOSS) ON INVESTMENTS	2,000	(79,412)	(275,174)	(456,774)	(12,823)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,311	$(79,515)	$(277,642)	$(419,998)	$(9,369)

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$612,955	$325,082	$64,955	$4,574,554	$1,264,089
Net Assets	$612,955	$325,082	$64,955	$4,574,554	$1,264,089

NET ASSETS, representing:
Accumulation units	$612,955	$325,082	$64,955	$4,574,554	$1,264,089
	$612,955	$325,082	$64,955	$4,574,554	$1,264,089

Units outstanding	59,541	32,555	5,463	374,736	93,187

Portfolio shares held	85,608	11,934	3,367	347,875	67,025
Portfolio net asset value per share	$7.16	$27.24	$19.29	$13.15	$18.86
Investment in portfolio shares, at cost	$881,885	$385,647	$80,927	$4,988,056	$1,522,044

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$2,298	$73	$14,681	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,974	1,143	238	22,736	6,326
NET INVESTMENT INCOME (LOSS)	(2,974)	1,155	(165)	(8,055)	(6,326)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	144,044	12,779	9,437	219,542	194,423
Net realized gain (loss) on shares redeemed	(65,475)	(13,457)	(3,298)	(32,312)	(81,662)
Net change in unrealized appreciation (depreciation) on investments	(254,723)	(72,085)	(17,967)	(515,531)	(335,122)
NET GAIN (LOSS) ON INVESTMENTS	(176,154)	(72,763)	(11,828)	(328,301)	(222,361)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(179,128)	$(71,608)	$(11,993)	$(336,356)	$(228,687)

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$10,442,458	$402,487	$6,632,200	$2,707,812	$476,535
Net Assets	$10,442,458	$402,487	$6,632,200	$2,707,812	$476,535

NET ASSETS, representing:
Accumulation units	$10,442,458	$402,487	$6,632,200	$2,707,812	$476,535
	$10,442,458	$402,487	$6,632,200	$2,707,812	$476,535

Units outstanding	992,719	29,676	559,325	229,978	36,116

Portfolio shares held	573,446	12,709	1,064,559	306,314	17,520
Portfolio net asset value per share	$18.21	$31.67	$6.23	$8.84	$27.20
Investment in portfolio shares, at cost	$15,325,598	$462,725	$9,919,209	$5,012,927	$580,951

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$1,839	$—	$—	$947

EXPENSES
Charges for mortality and expense risk, and
for administration	62,363	2,679	36,016	14,667	2,824
NET INVESTMENT INCOME (LOSS)	(62,363)	(840)	(36,016)	(14,667)	(1,877)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,125,885	62,436	1,093,904	1,038,050	63,018
Net realized gain (loss) on shares redeemed	(220,602)	(20,863)	(335,609)	(177,717)	(3,951)
Net change in unrealized appreciation (depreciation) on investments	(6,132,867)	(131,165)	(3,080,666)	(1,907,746)	(162,978)
NET GAIN (LOSS) ON INVESTMENTS	(5,227,584)	(89,592)	(2,322,371)	(1,047,413)	(103,911)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,289,947)	$(90,432)	$(2,358,387)	$(1,062,080)	$(105,788)

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	American Funds IS Asset Allocation Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$18,161,160	$18,134,276	$8,253,639	$6,666,787	$22,654,670
Net Assets	$18,161,160	$18,134,276	$8,253,639	$6,666,787	$22,654,670

NET ASSETS, representing:
Accumulation units	$18,161,160	$18,134,276	$8,253,639	$6,666,787	$22,654,670
	$18,161,160	$18,134,276	$8,253,639	$6,666,787	$22,654,670

Units outstanding	2,032,228	1,502,805	600,427	654,182	2,126,049

Portfolio shares held	1,645,033	826,163	232,039	182,452	1,042,073
Portfolio net asset value per share	$11.04	$21.95	$35.57	$36.54	$21.74
Investment in portfolio shares, at cost	$20,443,166	$19,865,401	$8,268,742	$8,312,518	$27,042,968

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	American Funds IS Asset Allocation Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$358,985	$221,261	$155,522	$19,383	$393,360

EXPENSES
Charges for mortality and expense risk, and
for administration	92,484	109,552	35,385	31,977	143,756
NET INVESTMENT INCOME (LOSS)	266,501	111,709	120,137	(12,594)	249,604

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	169,936	1,315,882	273,444	340,316	2,458,311
Net realized gain (loss) on shares redeemed	(398,418)	(172,073)	13,841	(234,350)	(544,503)
Net change in unrealized appreciation (depreciation) on investments	(2,038,234)	(2,188,250)	(408,425)	(1,923,813)	(5,893,144)
NET GAIN (LOSS) ON INVESTMENTS	(2,266,716)	(1,044,441)	(121,140)	(1,817,847)	(3,979,336)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,000,215)	$(932,732)	$(1,003)	$(1,830,441)	$(3,729,732)

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 4)	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$8,216,196	$7,862,395	$4,149,858	$1,658,125	$13,960,728
Net Assets	$8,216,196	$7,862,395	$4,149,858	$1,658,125	$13,960,728

NET ASSETS, representing:
Accumulation units	$8,216,196	$7,862,395	$4,149,858	$1,658,125	$13,960,728
	$8,216,196	$7,862,395	$4,149,858	$1,658,125	$13,960,728

Units outstanding	641,300	904,670	391,830	179,863	1,355,541

Portfolio shares held	665,818	851,830	365,626	108,516	189,581
Portfolio net asset value per share	$12.34	$9.23	$11.35	$15.28	$73.64
Investment in portfolio shares, at cost	$9,652,758	$9,101,507	$5,536,758	$2,790,630	$19,794,977

STATEMENTS OF OPERATION
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 4)	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$136,099	$208,035	$91,317	$—	$15,265

EXPENSES
Charges for mortality and expense risk, and
for administration	37,618	39,563	21,844	9,212	74,775
NET INVESTMENT INCOME (LOSS)	98,481	168,472	69,473	(9,212)	(59,510)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,600,680	86,423	895,539	592,631	2,018,007
Net realized gain (loss) on shares redeemed	(74,768)	(235,975)	(142,428)	(115,615)	(334,828)
Net change in unrealized appreciation (depreciation) on investments	(2,182,009)	(1,008,353)	(1,599,708)	(1,123,389)	(6,539,711)
NET GAIN (LOSS) ON INVESTMENTS	(656,097)	(1,157,905)	(846,597)	(646,373)	(4,856,532)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(557,616)	$(989,433)	$(777,124)	$(655,585)	$(4,916,042)

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$5,564,224	$2,089,032	$2,875,235	$4,031,742	$3,071,153
Net Assets	$5,564,224	$2,089,032	$2,875,235	$4,031,742	$3,071,153

NET ASSETS, representing:
Accumulation units	$5,564,224	$2,089,032	$2,875,235	$4,031,742	$3,071,153
	$5,564,224	$2,089,032	$2,875,235	$4,031,742	$3,071,153

Units outstanding	493,127	226,849	299,691	355,202	238,293

Portfolio shares held	114,208	139,362	131,650	227,911	343,529
Portfolio net asset value per share	$48.72	$14.99	$21.84	$17.69	$8.94
Investment in portfolio shares, at cost	$6,387,296	$2,808,663	$3,793,745	$5,881,825	$3,367,877

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$59,726	$32,628	$33,222	$30,342	$46,180

EXPENSES
Charges for mortality and expense risk, and
for administration	28,063	10,301	15,726	22,486	13,235
NET INVESTMENT INCOME (LOSS)	31,663	22,327	17,496	7,856	32,945

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	474,300	278,001	274,837	56,144	65,987
Net realized gain (loss) on shares redeemed	(82,145)	(86,929)	(110,414)	(185,716)	(29,027)
Net change in unrealized appreciation (depreciation) on investments	(1,324,979)	(637,174)	(906,704)	(799,589)	(236,990)
NET GAIN (LOSS) ON INVESTMENTS	(932,824)	(446,102)	(742,281)	(929,161)	(200,030)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(901,161)	$(423,775)	$(724,785)	$(921,305)	$(167,085)

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$2,172,007	$1,552,580	$3,982,592	$1,898,303	$19,782,111
Net Assets	$2,172,007	$1,552,580	$3,982,592	$1,898,303	$19,782,111

NET ASSETS, representing:
Accumulation units	$2,172,007	$1,552,580	$3,982,592	$1,898,303	$19,782,111
	$2,172,007	$1,552,580	$3,982,592	$1,898,303	$19,782,111

Units outstanding	165,889	179,905	309,869	231,326	1,855,408

Portfolio shares held	187,081	269,545	393,537	154,964	1,055,609
Portfolio net asset value per share	$11.61	$5.76	$10.12	$12.25	$18.74
Investment in portfolio shares, at cost	$2,615,912	$2,639,953	$4,663,422	$3,001,815	$23,696,219

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$26,491	$—	$54,711	$—	$218,554

EXPENSES
Charges for mortality and expense risk, and
for administration	10,924	9,571	20,613	10,543	112,611
NET INVESTMENT INCOME (LOSS)	15,567	(9,571)	34,098	(10,543)	105,943

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	225,515	92,857	461,874	123,213	1,155,323
Net realized gain (loss) on shares redeemed	(42,100)	(167,667)	(107,520)	(97,151)	(582,525)
Net change in unrealized appreciation (depreciation) on investments	(339,762)	(836,910)	(585,143)	(1,000,470)	(4,946,589)
NET GAIN (LOSS) ON INVESTMENTS	(156,347)	(911,720)	(230,789)	(974,408)	(4,373,791)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(140,780)	$(921,291)	$(196,691)	$(984,951)	$(4,267,848)

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$9,871,668	$8,730,283	$51,878,364	$568,120	$834,800
Net Assets	$9,871,668	$8,730,283	$51,878,364	$568,120	$834,800

NET ASSETS, representing:
Accumulation units	$9,871,668	$8,730,283	$51,878,364	$568,120	$834,800
	$9,871,668	$8,730,283	$51,878,364	$568,120	$834,800

Units outstanding	1,170,198	832,007	7,149,303	66,288	112,498

Portfolio shares held	247,348	267,390	6,862,218	12,367	37,452
Portfolio net asset value per share	$39.91	$32.65	$7.56	$45.94	$22.29
Investment in portfolio shares, at cost	$15,773,064	$9,581,114	$62,989,999	$651,197	$1,003,091

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	52,850	45,248	1,165,145	2,544	3,857
NET INVESTMENT INCOME (LOSS)	(52,850)	(45,248)	(1,165,145)	(2,544)	(3,857)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,715,717	438,197	—	—	—
Net realized gain (loss) on shares redeemed	(545,332)	(155,361)	(1,550,905)	(3,337)	(21,321)
Net change in unrealized appreciation (depreciation) on investments	(6,156,220)	(1,194,728)	(11,138,624)	(88,351)	(167,584)
NET GAIN (LOSS) ON INVESTMENTS	(4,985,835)	(911,892)	(12,689,529)	(91,688)	(188,905)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,038,685)	$(957,140)	$(13,854,674)	$(94,232)	$(192,762)

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$4,919,238	$5,030,585	$2,739,451	$1,442,104	$6,786,032
Net Assets	$4,919,238	$5,030,585	$2,739,451	$1,442,104	$6,786,032

NET ASSETS, representing:
Accumulation units	$4,919,238	$5,030,585	$2,739,451	$1,442,104	$6,786,032
	$4,919,238	$5,030,585	$2,739,451	$1,442,104	$6,786,032

Units outstanding	369,183	553,718	300,408	170,431	744,009

Portfolio shares held	117,883	149,276	73,072	119,084	1,150,175
Portfolio net asset value per share	$41.73	$33.70	$37.49	$12.11	$5.90
Investment in portfolio shares, at cost	$4,594,485	$5,397,532	$3,024,215	$1,527,322	$7,325,861

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	16,858	21,070	13,024	6,766	31,957
NET INVESTMENT INCOME (LOSS)	(16,858)	(21,070)	(13,024)	(6,766)	(31,957)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,564	(56,982)	(20,781)	(75,962)	(91,114)
Net change in unrealized appreciation (depreciation) on investments	315,153	(426,738)	(340,445)	(82,587)	(594,012)
NET GAIN (LOSS) ON INVESTMENTS	327,717	(483,720)	(361,226)	(158,549)	(685,126)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$310,859	$(504,790)	$(374,250)	$(165,315)	$(717,083)

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$631,103	$368,749	$4,366,158	$1,822,215	$6,203,660
Net Assets	$631,103	$368,749	$4,366,158	$1,822,215	$6,203,660

NET ASSETS, representing:
Accumulation units	$631,103	$368,749	$4,366,158	$1,822,215	$6,203,660
	$631,103	$368,749	$4,366,158	$1,822,215	$6,203,660

Units outstanding	76,467	46,834	637,620	179,974	723,718

Portfolio shares held	8,626	8,568	47,510	41,698	467,143
Portfolio net asset value per share	$73.16	$43.04	$91.90	$43.70	$13.28
Investment in portfolio shares, at cost	$790,700	$457,290	$5,975,762	$1,840,523	$6,930,585

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,618	1,767	21,845	6,560	29,474
NET INVESTMENT INCOME (LOSS)	(3,618)	(1,767)	(21,845)	(6,560)	(29,474)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,634)	(4,769)	(81,483)	(8,486)	(78,625)
Net change in unrealized appreciation (depreciation) on investments	(168,129)	(97,767)	(1,735,438)	(51,830)	(737,903)
NET GAIN (LOSS) ON INVESTMENTS	(173,763)	(102,536)	(1,816,921)	(60,316)	(816,528)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(177,381)	$(104,303)	$(1,838,766)	$(66,876)	$(846,002)

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$7,166,881	$19,160,476	$397,884	$81,374	$554,102
Net Assets	$7,166,881	$19,160,476	$397,884	$81,374	$554,102

NET ASSETS, representing:
Accumulation units	$7,166,881	$19,160,476	$397,884	$81,374	$554,102
	$7,166,881	$19,160,476	$397,884	$81,374	$554,102

Units outstanding	830,671	2,069,617	45,999	8,711	47,833

Portfolio shares held	142,625	209,519	32,721	18,452	17,171
Portfolio net asset value per share	$50.25	$91.45	$12.16	$4.41	$32.27
Investment in portfolio shares, at cost	$8,018,199	$21,239,127	$433,606	$95,936	$701,423

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$4,374	$3,936

EXPENSES
Charges for mortality and expense risk, and
for administration	33,274	84,119	1,269	468	2,505
NET INVESTMENT INCOME (LOSS)	(33,274)	(84,119)	(1,269)	3,906	1,431

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	75,440
Net realized gain (loss) on shares redeemed	(42,447)	(92,751)	(1,791)	(12,028)	(842)
Net change in unrealized appreciation (depreciation) on investments	(987,836)	(2,875,361)	(33,741)	(12,025)	(180,744)
NET GAIN (LOSS) ON INVESTMENTS	(1,030,283)	(2,968,112)	(35,532)	(24,053)	(106,146)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,063,557)	$(3,052,231)	$(36,801)	$(20,147)	$(104,715)

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio	Vanguard Equity Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$368,124	$691,454	$276,941	$1,313,194	$868,163
Net Assets	$368,124	$691,454	$276,941	$1,313,194	$868,163

NET ASSETS, representing:
Accumulation units	$368,124	$691,454	$276,941	$1,313,194	$868,163
	$368,124	$691,454	$276,941	$1,313,194	$868,163

Units outstanding	32,744	57,964	24,011	105,293	69,525

Portfolio shares held	10,136	32,086	7,136	93,733	36,008
Portfolio net asset value per share	$36.32	$21.55	$38.81	$14.01	$24.11
Investment in portfolio shares, at cost	$382,205	$716,670	$333,621	$1,492,199	$878,532

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio	Vanguard Equity Income Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$8,977	$8,825	$2,475	$11,409	$9,914

EXPENSES
Charges for mortality and expense risk, and
for administration	752	2,345	1,999	8,390	4,453
NET INVESTMENT INCOME (LOSS)	8,225	6,480	476	3,019	5,461

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	14,229	37,612	26,743	90,265	42,149
Net realized gain (loss) on shares redeemed	(766)	(2,950)	(1,092)	(7,621)	(2,530)
Net change in unrealized appreciation (depreciation) on investments	(17,829)	(100,993)	(78,274)	(241,134)	(38,915)
NET GAIN (LOSS) ON INVESTMENTS	(4,366)	(66,331)	(52,623)	(158,490)	704

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,859	$(59,851)	$(52,147)	$(155,471)	$6,165

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Vanguard International Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	DFA VA Global Moderate Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$866,440	$1,265,009	$411,600	$648,848	$1,769,510
Net Assets	$866,440	$1,265,009	$411,600	$648,848	$1,769,510

NET ASSETS, representing:
Accumulation units	$866,440	$1,265,009	$411,600	$648,848	$1,769,510
	$866,440	$1,265,009	$411,600	$648,848	$1,769,510

Units outstanding	84,107	127,822	35,282	68,575	160,459

Portfolio shares held	38,474	111,455	24,976	51,211	129,730
Portfolio net asset value per share	$22.52	$11.35	$16.48	$12.67	$13.64
Investment in portfolio shares, at cost	$1,364,687	$1,262,646	$520,664	$905,254	$1,999,641

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard International Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	DFA VA Global Moderate Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$11,633	$8,688	$4,303	$—	$26,704

EXPENSES
Charges for mortality and expense risk, and
for administration	6,478	4,632	1,049	2,196	12,915
NET INVESTMENT INCOME (LOSS)	5,155	4,056	3,254	(2,196)	13,789

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	172,458	—	3,948	35,217	26,061
Net realized gain (loss) on shares redeemed	(75,507)	(9)	(48,404)	(15,441)	309
Net change in unrealized appreciation (depreciation) on investments	(444,837)	2,899	(21,744)	(255,678)	(230,295)
NET GAIN (LOSS) ON INVESTMENTS	(347,886)	2,890	(66,200)	(235,902)	(203,925)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(342,731)	$6,946	$(62,946)	$(238,098)	$(190,136)

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	DFA VA International Small Portfolio	DFA VA International Value Portfolio	ClearBridge Variable Aggressive Growth Portfolio (Class I)	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$384,360	$300,324	$—	$48,404	$752,076
Net Assets	$384,360	$300,324	$—	$48,404	$752,076

NET ASSETS, representing:
Accumulation units	$384,360	$300,324	$—	$48,404	$752,076
	$384,360	$300,324	$—	$48,404	$752,076

Units outstanding	36,639	26,131	—	4,039	61,572

Portfolio shares held	35,754	24,536	—	962	35,509
Portfolio net asset value per share	$10.75	$12.24	$15.28	$50.29	$21.18
Investment in portfolio shares, at cost	$429,737	$318,364	$—	$55,818	$857,586

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	DFA VA International Small Portfolio	DFA VA International Value Portfolio	ClearBridge Variable Aggressive Growth Portfolio (Class I)	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$10,158	$11,778	$—	$531	$10,751

EXPENSES
Charges for mortality and expense risk, and
for administration	1,716	2,009	—	187	2,756
NET INVESTMENT INCOME (LOSS)	8,442	9,769	—	344	7,995

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	6,916	3,273	—	2,402	64,363
Net realized gain (loss) on shares redeemed	(6,080)	(19,777)	—	(2,115)	(2,122)
Net change in unrealized appreciation (depreciation) on investments	(35,235)	(9,902)	—	(6,870)	(117,082)
NET GAIN (LOSS) ON INVESTMENTS	(34,399)	(26,406)	—	(6,583)	(54,841)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(25,957)	$(16,637)	$—	$(6,239)	$(46,846)

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$74,479	$22,384	$75,326	$406,791	$13,227,576
Net Assets	$74,479	$22,384	$75,326	$406,791	$13,227,576

NET ASSETS, representing:
Accumulation units	$74,479	$22,384	$75,326	$406,791	$13,227,576
	$74,479	$22,384	$75,326	$406,791	$13,227,576

Units outstanding	7,382	2,154	6,699	42,020	911,737

Portfolio shares held	2,751	1,741	6,357	20,618	628,986
Portfolio net asset value per share	$27.07	$12.86	$11.85	$19.73	$21.03
Investment in portfolio shares, at cost	$110,328	$24,331	$102,075	$585,969	$13,394,891

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$517	$2,488	$—	$79,908

EXPENSES
Charges for mortality and expense risk, and
for administration	356	57	391	1,046	67,956
NET INVESTMENT INCOME (LOSS)	(356)	460	2,097	(1,046)	11,952

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,706	1,227	6,677	41,571	420,643
Net realized gain (loss) on shares redeemed	(207)	(17)	(299)	(2,497)	(38,037)
Net change in unrealized appreciation (depreciation) on investments	(40,237)	(1,947)	(22,018)	(174,049)	(169,108)
NET GAIN (LOSS) ON INVESTMENTS	(34,738)	(737)	(15,640)	(134,975)	213,498

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(35,094)	$(277)	$(13,543)	$(136,021)	$225,450

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
ASSETS
Investment in the portfolios, at fair value	$118,510,407	$260,593
Net Assets	$118,510,407	$260,593

NET ASSETS, representing:
Accumulation units	$118,510,407	$260,593
	$118,510,407	$260,593

Units outstanding	11,776,993	33,465

Portfolio shares held	11,851,041	32,779
Portfolio net asset value per share	$10.00	$7.95
Investment in portfolio shares, at cost	$118,510,407	$264,274

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
	1/1/2022	1/3/2022*
	to	to
	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$1,218,056	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	217,911	2,041
NET INVESTMENT INCOME (LOSS)	1,000,145	(2,041)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	—	2,689
Net change in unrealized appreciation (depreciation) on investments	—	(3,681)
NET GAIN (LOSS) ON INVESTMENTS	—	(992)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,000,145	$(3,033)
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$65,723	$(1,334,880)	$(1,945,694)	$(110,019)	$(115,533)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,496,474	13,716,120	635,441	1,276,877
Net change in unrealized appreciation (depreciation) on investments	—	(19,042,531)	(56,706,429)	(1,963,376)	(2,777,162)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,723	(17,880,937)	(44,936,003)	(1,437,954)	(1,615,818)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,333,188	642,794	306,357	—	638,645
Annuity payments	(985,433)	(1,282,882)	(1,245,501)	(105,706)	(78,770)
Surrenders, withdrawals and death benefits	(11,933,152)	(11,535,012)	(16,797,533)	(889,046)	(2,328,837)
Net transfers between other subaccounts
or fixed rate option	(652,021)	19,758,721	(699,005)	(27,607)	(10,119)
Miscellaneous transactions	(6,632)	2,575	16,896	1,103	3,593
Other charges	(97,094)	(26,998)	(95,221)	(168)	(428)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,341,144)	7,559,198	(18,514,007)	(1,021,424)	(1,775,916)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,275,421)	(10,321,739)	(63,450,010)	(2,459,378)	(3,391,734)

NET ASSETS
Beginning of period	77,044,138	99,490,886	178,082,609	9,478,201	11,001,064
End of period	$72,768,717	$89,169,147	$114,632,599	$7,018,823	$7,609,330

Beginning units	59,499,412	32,077,128	27,054,267	2,012,143	2,618,806
Units issued	14,043,207	2,603,619	177,578	3,224	61,737
Units redeemed	(17,539,961)	(5,133,698)	(3,604,731)	(249,613)	(617,266)
Ending units	56,002,658	29,547,049	23,627,114	1,765,754	2,063,277
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,425,940)	$(1,349,359)	$(41,133)	$(4,693,496)	$(599,479)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,914,225	2,127,889	120,567	27,075,370	3,527,045
Net change in unrealized appreciation (depreciation) on investments	(31,667,165)	(13,645,112)	588,695	(112,347,049)	(13,006,930)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(17,178,880)	(12,866,582)	668,129	(89,965,175)	(10,079,364)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	458,290	264,515	199,392	4,688,804	192,496
Annuity payments	(1,620,867)	(534,747)	(35,967)	(2,774,472)	(180,883)
Surrenders, withdrawals and death benefits	(19,092,152)	(10,475,003)	(379,775)	(30,859,877)	(4,681,652)
Net transfers between other subaccounts
or fixed rate option	(6,185,038)	(2,290,102)	60,269	(13,233,821)	(609,604)
Miscellaneous transactions	23,708	361	1,552	32,084	6,656
Other charges	(215,616)	(123,440)	(667)	(820,759)	(45,893)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,631,675)	(13,158,416)	(155,196)	(42,968,041)	(5,318,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,810,555)	(26,024,998)	512,933	(132,933,216)	(15,398,244)

NET ASSETS
Beginning of period	190,554,194	106,644,415	3,311,771	480,946,716	51,891,491
End of period	$146,743,639	$80,619,417	$3,824,704	$348,013,500	$36,493,247

Beginning units	39,450,919	17,135,562	448,961	54,884,499	11,459,971
Units issued	387,027	354,597	40,332	925,242	89,472
Units redeemed	(6,438,395)	(2,534,397)	(78,131)	(7,203,907)	(1,532,325)
Ending units	33,399,551	14,955,762	411,162	48,605,834	10,017,118
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(3,668,687)	$(754,413)	$(80,266)	$201,571	$(260,755)
Capital gains distributions received	—	—	279,827	2,168,538	7,842,813
Net realized gain (loss) on shares redeemed	24,800,391	4,659,101	(52,403)	1,527,736	747,407
Net change in unrealized appreciation (depreciation) on investments	(158,160,103)	(17,237,739)	(2,712,549)	(6,133,510)	(22,072,934)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(137,028,399)	(13,333,051)	(2,565,391)	(2,235,665)	(13,743,469)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	643,843	652,357	28,407	118,908	47,241
Annuity payments	(2,401,678)	(421,250)	(86,476)	(572,999)	(743,791)
Surrenders, withdrawals and death benefits	(27,379,161)	(5,009,852)	(1,370,834)	(5,319,721)	(5,340,835)
Net transfers between other subaccounts
or fixed rate option	4,062,797	(2,634,663)	156,376	(870,793)	(1,470,791)
Miscellaneous transactions	24,448	206	518	(3,783)	1,199
Other charges	(189,478)	(107,140)	(1,746)	(7,775)	(11,078)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,239,229)	(7,520,342)	(1,273,755)	(6,656,163)	(7,518,055)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(162,267,628)	(20,853,393)	(3,839,146)	(8,891,828)	(21,261,524)

NET ASSETS
Beginning of period	366,144,961	78,688,456	15,279,850	50,667,259	66,311,091
End of period	$203,877,333	$57,835,063	$11,440,704	$41,775,431	$45,049,567

Beginning units	38,460,268	7,399,505	6,393,649	9,163,403	13,690,609
Units issued	775,666	272,529	219,875	144,516	22,754
Units redeemed	(4,552,621)	(1,112,062)	(842,251)	(1,380,669)	(1,814,950)
Ending units	34,683,313	6,559,972	5,771,273	7,927,250	11,898,413
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(315,443)	$145,484	$(125,950)	$(798,070)	$129,775
Capital gains distributions received	7,885,932	—	1,772,314	6,497,598	1,524,087
Net realized gain (loss) on shares redeemed	1,312,392	912,442	651,790	2,129,614	1,201,668
Net change in unrealized appreciation (depreciation) on investments	(27,515,147)	(6,046,761)	(5,422,252)	(32,824,547)	(3,062,904)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,632,266)	(4,988,835)	(3,124,098)	(24,995,405)	(207,374)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,634	53,454	9,342	46,779	37,385
Annuity payments	(648,604)	(223,301)	(305,405)	(411,524)	(110,529)
Surrenders, withdrawals and death benefits	(5,264,196)	(3,498,387)	(1,663,298)	(5,322,438)	(2,120,556)
Net transfers between other subaccounts
or fixed rate option	209,188	(727,110)	160,239	59,126	713,658
Miscellaneous transactions	3,070	8,820	5,638	6,075	1,386
Other charges	(8,783)	(7,014)	(2,755)	(9,449)	(2,691)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,666,691)	(4,393,538)	(1,796,239)	(5,631,431)	(1,481,347)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,298,957)	(9,382,373)	(4,920,337)	(30,626,836)	(1,688,721)

NET ASSETS
Beginning of period	62,447,719	49,175,508	17,534,497	79,185,162	20,001,354
End of period	$38,148,762	$39,793,135	$12,614,160	$48,558,326	$18,312,633

Beginning units	9,624,173	10,243,010	2,909,381	9,407,063	3,742,910
Units issued	81,287	219,064	51,269	112,334	394,206
Units redeemed	(1,189,282)	(1,261,730)	(439,614)	(947,783)	(682,901)
Ending units	8,516,178	9,200,344	2,521,036	8,571,614	3,454,215
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(250,383)	$(436,482)	$(31,439)	$(110,302)	$(905,516)
Capital gains distributions received	4,676,279	—	3,431,454	1,014,238	—
Net realized gain (loss) on shares redeemed	(708,395)	3,495,345	(666,775)	344,380	5,710,249
Net change in unrealized appreciation (depreciation) on investments	(12,441,947)	(13,984,256)	(6,910,552)	(4,372,994)	(15,335,112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,724,446)	(10,925,393)	(4,177,312)	(3,124,678)	(10,530,379)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,020	18,196	34,380	1,290	216,862
Annuity payments	(127,337)	(427,526)	(189,505)	(17,031)	(267,866)
Surrenders, withdrawals and death benefits	(1,578,774)	(3,897,209)	(1,839,196)	(769,659)	(6,833,058)
Net transfers between other subaccounts
or fixed rate option	413,149	(219,691)	(98,883)	(351,767)	(1,196,198)
Miscellaneous transactions	1,371	(3,177)	7,965	325	7,640
Other charges	(3,384)	(4,773)	(2,517)	(1,143)	(139,775)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,276,955)	(4,534,180)	(2,087,756)	(1,137,985)	(8,212,395)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,001,401)	(15,459,573)	(6,265,068)	(4,262,663)	(18,742,774)

NET ASSETS
Beginning of period	25,439,338	41,977,410	20,236,224	11,136,344	69,460,964
End of period	$15,437,937	$26,517,837	$13,971,156	$6,873,681	$50,718,190

Beginning units	3,959,175	7,158,854	6,752,123	3,332,837	16,061,979
Units issued	111,012	22,263	121,852	265,134	200,103
Units redeemed	(380,877)	(1,006,068)	(954,907)	(672,500)	(2,366,747)
Ending units	3,689,310	6,175,049	5,919,068	2,925,471	13,895,335
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(84,440)	$(1,202,186)	$(336,824)	$(2,341,870)	$(35,539,141)
Capital gains distributions received	1,385,981	—	—	—	—
Net realized gain (loss) on shares redeemed	309,351	7,877,178	1,484,843	21,591,844	3,352,364
Net change in unrealized appreciation (depreciation) on investments	(4,856,605)	(34,983,394)	(10,054,502)	(83,408,074)	(516,367,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,245,713)	(28,308,402)	(8,906,483)	(64,158,100)	(548,553,859)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,985	96,203	53,825	1,488,303	1,211,185
Annuity payments	(44,436)	(359,050)	(127,667)	(190,334)	(846,472)
Surrenders, withdrawals and death benefits	(860,822)	(9,091,026)	(2,728,571)	(15,412,484)	(182,926,599)
Net transfers between other subaccounts
or fixed rate option	45,183	770,002	13,339	(32,535,835)	(662,225,562)
Miscellaneous transactions	(255)	(2,655)	(3,661)	(1,046)	34,976
Other charges	(20,924)	(174,725)	(51,597)	(1,709,520)	(31,503,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(879,269)	(8,761,251)	(2,844,332)	(48,360,916)	(876,255,776)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,124,982)	(37,069,653)	(11,750,815)	(112,519,016)	(1,424,809,635)

NET ASSETS
Beginning of period	10,776,447	102,930,411	30,144,492	266,660,811	3,368,962,565
End of period	$6,651,465	$65,860,758	$18,393,677	$154,141,795	$1,944,152,930

Beginning units	2,699,710	15,674,179	9,781,701	8,614,880	197,465,395
Units issued	84,004	432,246	486,114	1,392,703	46,477,443
Units redeemed	(344,572)	(2,160,616)	(1,681,978)	(3,142,320)	(106,335,292)
Ending units	2,439,142	13,945,809	8,585,837	6,865,263	137,607,546

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	12/31/2022	9/9/2022**	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,055,729)	$(1,949,831)	$(1,293,144)	$(2,992,206)	$(6,074,468)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	250,088,249	7,360,150	18,703,447	9,399,459	24,171,787
Net change in unrealized appreciation (depreciation) on investments	(243,971,314)	(31,598,223)	(67,920,629)	(37,900,787)	(234,736,509)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,061,206	(26,187,904)	(50,510,326)	(31,493,534)	(216,639,190)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	620,634	1,030,041	890,222	2,051,489	3,122,247
Annuity payments	(384,085)	(72,327)	(134,581)	(221,282)	(450,180)
Surrenders, withdrawals and death benefits	(6,917,566)	(15,188,319)	(7,791,847)	(18,188,378)	(36,362,734)
Net transfers between other subaccounts
or fixed rate option	(750,721,669)	(33,944,723)	(134,630,806)	217,453,548	(22,135,182)
Miscellaneous transactions	(13,315)	1,140	15,895	(13,403)	(22,749)
Other charges	(738,848)	(1,326,475)	(936,684)	(2,266,619)	(4,587,669)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(758,154,849)	(49,500,663)	(142,587,801)	198,815,355	(60,436,267)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(753,093,643)	(75,688,567)	(193,098,127)	167,321,821	(277,075,457)

NET ASSETS
Beginning of period	753,093,643	223,789,010	193,098,127	143,175,242	676,220,737
End of period	$—	$148,100,443	$—	$310,497,063	$399,145,280

Beginning units	33,756,389	13,344,265	5,883,124	5,401,216	19,030,866
Units issued	212,211	1,659,641	1,073,492	13,171,958	4,199,819
Units redeemed	(33,968,600)	(4,826,887)	(6,956,616)	(4,572,103)	(6,540,159)
Ending units	—	10,177,019	—	14,001,071	16,690,526

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	6/10/2022**	6/10/2022**	12/31/2022	2/11/2022**

OPERATIONS
Net investment income (loss)	$(13,315,401)	$(2,277,763)	$(1,292,102)	$(4,748,650)	$(260,385)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	38,576,593	106,027,192	55,981,317	45,358,266	3,540,826
Net change in unrealized appreciation (depreciation) on investments	(74,216,143)	(232,603,911)	(141,567,331)	(83,200,581)	(6,372,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(48,954,951)	(128,854,482)	(86,878,116)	(42,590,965)	(3,092,291)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,577,276	1,380,080	2,351,318	3,293,448	417,654
Annuity payments	(276,673)	(193,892)	(8,836)	(188,783)	(290,222)
Surrenders, withdrawals and death benefits	(81,566,402)	(12,800,723)	(6,733,781)	(29,472,321)	(2,282,176)
Net transfers between other subaccounts
or fixed rate option	783,512,607	(329,832,200)	(214,745,169)	(77,782,682)	(186,321,820)
Miscellaneous transactions	(45,333)	(19,723)	(1,128)	(11,924)	3,104
Other charges	(10,800,049)	(1,467,158)	(858,574)	(3,463,984)	(151,100)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	700,401,426	(342,933,616)	(219,996,170)	(107,626,246)	(188,624,560)

TOTAL INCREASE (DECREASE) IN NET ASSETS	651,446,475	(471,788,098)	(306,874,286)	(150,217,211)	(191,716,851)

NET ASSETS
Beginning of period	480,280,047	471,788,098	306,874,286	475,239,904	191,716,851
End of period	$1,131,726,522	$—	$—	$325,022,693	$—

Beginning units	17,212,328	10,312,078	7,012,684	17,183,477	18,363,494
Units issued	38,325,411	562,615	477,187	2,267,135	220,245
Units redeemed	(14,682,220)	(10,874,693)	(7,489,871)	(6,293,360)	(18,583,739)
Ending units	40,855,519	—	—	13,157,252	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,576,108)	$(163,967,203)	$(4,117,391)	$(2,349,385)	$(18,059,748)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	41,298,428	628,464,724	27,910,189	6,637,760	99,400,771
Net change in unrealized appreciation (depreciation) on investments	(32,586,031)	(3,022,815,700)	(108,555,051)	(56,403,495)	(225,985,067)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,136,289	(2,558,318,179)	(84,762,253)	(52,115,120)	(144,644,044)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,437,497	6,797,778	2,062,656	497,153	906,859
Annuity payments	(251,162)	(2,774,947)	(216,549)	(87,302)	(883,950)
Surrenders, withdrawals and death benefits	(15,076,987)	(818,070,991)	(23,509,298)	(9,943,012)	(88,836,811)
Net transfers between other subaccounts
or fixed rate option	(71,873,416)	(1,260,915,475)	(45,766,823)	(31,540,786)	(114,472,418)
Miscellaneous transactions	696	386,609	8,365	(5,202)	(25,458)
Other charges	(1,923,036)	(141,752,282)	(3,207,631)	(1,684,098)	(15,635,218)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(87,686,408)	(2,216,329,308)	(70,629,280)	(42,763,247)	(218,946,996)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,550,119)	(4,774,647,487)	(155,391,533)	(94,878,367)	(363,591,040)

NET ASSETS
Beginning of period	240,333,932	14,698,824,549	451,075,028	234,586,108	1,481,617,318
End of period	$158,783,813	$9,924,177,062	$295,683,495	$139,707,741	$1,118,026,278

Beginning units	19,538,045	663,851,155	15,827,534	13,167,006	83,618,502
Units issued	4,897,063	89,993,898	1,840,957	3,179,166	15,687,103
Units redeemed	(12,215,561)	(211,303,490)	(4,741,784)	(6,345,271)	(30,173,156)
Ending units	12,219,547	542,541,563	12,926,707	10,000,901	69,132,449

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(117,698,203)	$(29,570,279)	$(91,544,966)	$(44,531,374)	$(136,054,599)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	715,855,121	196,446,364	518,864,702	253,448,129	827,253,068
Net change in unrealized appreciation (depreciation) on investments	(2,421,183,345)	(532,956,528)	(1,869,938,462)	(867,020,425)	(3,183,478,641)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,823,026,427)	(366,080,443)	(1,442,618,726)	(658,103,670)	(2,492,280,172)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,841,495	915,653	9,414,379	4,980,266	2,698,573
Annuity payments	(2,052,935)	(813,618)	(4,284,526)	(2,199,779)	(1,397,057)
Surrenders, withdrawals and death benefits	(503,252,695)	(139,607,334)	(473,662,254)	(303,844,614)	(633,686,810)
Net transfers between other subaccounts
or fixed rate option	(811,145,446)	(669,055,992)	1,967,267,877	(700,634,109)	(2,012,991,961)
Miscellaneous transactions	264,163	36,615	120,783	92,943	280,519
Other charges	(90,995,071)	(20,816,700)	(71,737,434)	(33,980,281)	(121,201,950)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,403,340,489)	(829,341,376)	1,427,118,825	(1,035,585,574)	(2,766,298,686)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,226,366,916)	(1,195,421,819)	(15,499,901)	(1,693,689,244)	(5,258,578,858)

NET ASSETS
Beginning of period	10,091,463,868	2,675,668,064	7,812,318,113	4,073,050,154	13,036,418,610
End of period	$6,865,096,952	$1,480,246,245	$7,796,818,212	$2,379,360,910	$7,777,839,752

Beginning units	419,221,772	166,410,129	367,938,201	239,413,526	606,989,560
Units issued	60,886,321	39,696,064	186,207,165	47,613,486	131,910,883
Units redeemed	(133,042,969)	(97,518,922)	(109,335,349)	(119,034,650)	(290,073,468)
Ending units	347,065,124	108,587,271	444,810,017	167,992,362	448,826,975

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	2/11/2022**

OPERATIONS
Net investment income (loss)	$(72,170,801)	$(16,071,759)	$526,935	$(3,492,840)	$(2,427,776)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	440,582,526	71,943,846	—	15,009,532	94,579,192
Net change in unrealized appreciation (depreciation) on investments	(1,487,234,541)	(509,232,566)	—	(117,722,886)	(145,523,574)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,118,822,816)	(453,360,479)	526,935	(106,206,194)	(53,372,158)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,570,585	9,978,919	14,447,296	2,202,080	420,705
Annuity payments	(781,985)	(715,921)	(1,283,331)	(281,159)	(368,918)
Surrenders, withdrawals and death benefits	(369,698,182)	(96,231,754)	(1,030,762,014)	(21,900,000)	(16,374,744)
Net transfers between other subaccounts
or fixed rate option	(497,351,024)	713,319,863	1,069,080,596	97,454,580	(1,519,724,048)
Miscellaneous transactions	113,157	47,752	(6,456)	2,032	7,085
Other charges	(61,121,766)	(11,592,533)	(2,128,581)	(2,492,441)	(1,644,711)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(927,269,215)	614,806,326	49,347,510	74,985,092	(1,537,684,631)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,046,092,031)	161,445,847	49,874,445	(31,221,102)	(1,591,056,789)

NET ASSETS
Beginning of period	6,388,505,914	1,225,164,295	333,433,017	334,668,547	1,591,056,789
End of period	$4,342,413,883	$1,386,610,142	$383,307,462	$303,447,445	$—

Beginning units	282,766,129	23,701,445	36,208,071	8,474,137	124,129,321
Units issued	35,181,937	30,722,434	41,387,438	6,534,831	367,061
Units redeemed	(84,823,298)	(12,254,696)	(36,125,181)	(4,006,635)	(124,496,382)
Ending units	233,124,768	42,169,183	41,470,328	11,002,333	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,318,977)	$(2,467,900)	$(89,394,332)	$(31,047,144)	$(675,985)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,828,577	7,127,507	(102,376,014)	(96,389,417)	4,624,882
Net change in unrealized appreciation (depreciation) on investments	(18,085,243)	(102,272,653)	(67,483,263)	(346,274,979)	(21,963,255)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,575,643)	(97,613,046)	(259,253,609)	(473,711,540)	(18,014,358)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	901,173	2,253,667	1,827	8,268,845	771,954
Annuity payments	(348,087)	(69,367)	(1,576,878)	(1,639,370)	(4,916)
Surrenders, withdrawals and death benefits	(7,666,293)	(16,759,585)	(362,488,857)	(180,793,121)	(3,850,943)
Net transfers between other subaccounts
or fixed rate option	(15,854,722)	(2,057,610)	10,619,608,783	1,536,591,655	(11,235,902)
Miscellaneous transactions	3,521	(2,536)	15,834	1,685	4,997
Other charges	(889,134)	(2,251,931)	(96,755,940)	(25,109,535)	(514,470)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(23,853,542)	(18,887,362)	10,158,804,769	1,337,320,159	(14,829,280)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,429,185)	(116,500,408)	9,899,551,160	863,608,619	(32,843,638)

NET ASSETS
Beginning of period	134,430,857	324,900,784	965,063,727	1,362,293,587	75,510,048
End of period	$95,001,672	$208,400,376	$10,864,614,887	$2,225,902,206	$42,666,410

Beginning units	10,044,984	13,568,408	58,907,610	96,331,712	3,490,533
Units issued	1,979,364	2,899,806	2,013,887,584	192,564,356	863,394
Units redeemed	(3,975,556)	(3,999,989)	(1,211,965,593)	(96,897,955)	(1,628,779)
Ending units	8,048,792	12,468,225	860,829,601	191,998,113	2,725,148
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Services
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	6/10/2022**	12/2/2022**	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,279,432)	$(1,655,754)	$(39,020,009)	$(28,125,027)	$(5,911)
Capital gains distributions received	—	—	—	—	5,910
Net realized gain (loss) on shares redeemed	1,207,109	95,932,824	738,171,045	179,348,769	(52,358)
Net change in unrealized appreciation (depreciation) on investments	(50,629,312)	(133,059,591)	(1,334,485,883)	(614,128,745)	(174,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(51,701,635)	(38,782,521)	(635,334,847)	(462,905,003)	(226,802)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	468,974	1,119,637	668,803	428,810	—
Annuity payments	(159,659)	(83,960)	(342,221)	(249,742)	—
Surrenders, withdrawals and death benefits	(11,265,745)	(8,841,930)	(208,252,119)	(124,082,853)	(19,568)
Net transfers between other subaccounts
or fixed rate option	(51,271,828)	(289,210,786)	(3,040,796,943)	(308,084,709)	10,669
Miscellaneous transactions	(3,538)	2,606	40,182	10,021	—
Other charges	(1,810,587)	(1,213,374)	(35,315,617)	(25,059,814)	(3,218)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(64,042,383)	(298,227,807)	(3,283,997,915)	(457,038,287)	(12,117)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,744,018)	(337,010,328)	(3,919,332,762)	(919,943,290)	(238,919)

NET ASSETS
Beginning of period	254,681,812	337,010,328	3,919,332,762	2,567,980,921	683,780
End of period	$138,937,794	$—	$—	$1,648,037,631	$444,861

Beginning units	23,597,531	11,731,776	209,833,453	124,741,260	15,732
Units issued	6,903,560	355,404	36,139,459	23,122,748	5,409
Units redeemed	(13,914,123)	(12,087,180)	(245,972,912)	(50,239,705)	(5,971)
Ending units	16,586,968	—	—	97,624,303	15,170

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,790)	$(6,968)	$(21,464)	$(5,068)	$(8,085)
Capital gains distributions received	9,163	6,590	101,420	6,981	165,297
Net realized gain (loss) on shares redeemed	18,526	46,429	38,197	15,398	(56,422)
Net change in unrealized appreciation (depreciation) on investments	(101,769)	(167,731)	(322,561)	(110,690)	(324,308)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(76,870)	(121,680)	(204,408)	(93,379)	(223,518)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	(33,272)	(17,098)	(17,067)	—
Surrenders, withdrawals and death benefits	(7,518)	(27,127)	(191,427)	(12,042)	(12,815)
Net transfers between other subaccounts
or fixed rate option	(81,199)	(163,749)	(490,776)	(7,861)	(104,881)
Miscellaneous transactions	(304)	(13)	524	8	1,409
Other charges	(1,920)	(4,763)	(14,529)	(3,104)	(5,122)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(90,941)	(228,924)	(713,306)	(40,066)	(121,409)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(167,811)	(350,604)	(917,714)	(133,445)	(344,927)

NET ASSETS
Beginning of period	335,820	765,598	2,389,285	552,163	1,026,396
End of period	$168,009	$414,994	$1,471,571	$418,718	$681,469

Beginning units	10,351	40,034	62,121	18,010	34,098
Units issued	7,356	17,938	12,860	3,855	9,132
Units redeemed	(10,417)	(34,856)	(32,813)	(5,431)	(14,211)
Ending units	7,290	23,116	42,168	16,434	29,019

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(6,624)	$(1,039)	$(6,181)	$(4,156)	$404
Capital gains distributions received	92,763	18,662	101,386	62,215	—
Net realized gain (loss) on shares redeemed	14,773	3,339	(28,522)	(22,448)	199
Net change in unrealized appreciation (depreciation) on investments	(182,184)	(122,620)	(259,782)	(99,831)	(26,291)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(81,272)	(101,658)	(193,099)	(64,220)	(25,688)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,355)	(14,868)	(14,734)	(15,997)	(2,788)
Net transfers between other subaccounts
or fixed rate option	(187,991)	(84,752)	(61,640)	(51,535)	(39,805)
Miscellaneous transactions	794	2	(170)	—	—
Other charges	(5,088)	(2,566)	(3,709)	(3,096)	(496)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(212,640)	(102,184)	(80,253)	(70,628)	(43,089)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(293,912)	(203,842)	(273,352)	(134,848)	(68,777)

NET ASSETS
Beginning of period	799,591	409,225	809,178	412,366	136,599
End of period	$505,679	$205,383	$535,826	$277,518	$67,822

Beginning units	32,580	18,068	22,748	15,650	9,768
Units issued	4,990	6,258	5,183	6,283	1,972
Units redeemed	(14,595)	(13,102)	(8,425)	(9,132)	(5,429)
Ending units	22,975	11,224	19,506	12,801	6,311

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	Allspring VT International Equity Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	6/10/2022**	12/31/2022

OPERATIONS
Net investment income (loss)	$(881)	$(13,631)	$(7,336)	$(1,847,947)	$2,748
Capital gains distributions received	5,877	234,022	17,247	—	—
Net realized gain (loss) on shares redeemed	322	(74,242)	56,156	48,400,736	(3,443)
Net change in unrealized appreciation (depreciation) on investments	(14,049)	(640,820)	(196,425)	(198,041,353)	(15,251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,731)	(494,671)	(130,358)	(151,488,564)	(15,946)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	900,510	—
Annuity payments	—	—	—	(115,036)	—
Surrenders, withdrawals and death benefits	(23,027)	(37,127)	(37,061)	(11,951,829)	(2,972)
Net transfers between other subaccounts
or fixed rate option	72,997	(494,776)	(306,120)	(288,409,522)	511
Miscellaneous transactions	7	7,606	1,684	12,983	—
Other charges	(5,646)	(7,234)	(7,041)	(1,247,929)	(328)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	44,331	(531,531)	(348,538)	(300,810,823)	(2,789)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,600	(1,026,202)	(478,896)	(452,299,387)	(18,735)

NET ASSETS
Beginning of period	589,225	1,631,523	1,506,596	452,299,387	125,137
End of period	$624,825	$605,321	$1,027,700	$—	$106,402

Beginning units	26,226	38,652	65,234	9,413,631	6,370
Units issued	13,323	8,404	10,127	730,527	34
Units redeemed	(12,263)	(26,436)	(28,347)	(10,144,158)	(188)
Ending units	27,286	20,620	47,014	—	6,216

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(6,333)	$(4,460)	$(708,668)	$(9,328,181)	$(20,571,865)
Capital gains distributions received	89,308	41,183	—	—	—
Net realized gain (loss) on shares redeemed	270	14,310	(182,074)	50,235,511	98,708,600
Net change in unrealized appreciation (depreciation) on investments	(291,842)	(184,454)	(465,010)	(289,254,391)	(409,917,895)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(208,597)	(133,421)	(1,355,752)	(248,347,061)	(331,781,160)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	12,980,481	432,261
Annuity payments	—	—	—	(20,193)	(2,329,550)
Surrenders, withdrawals and death benefits	(28,380)	(102,830)	(3,224,035)	(139,042,018)	(98,710,743)
Net transfers between other subaccounts
or fixed rate option	30,311	32,055	(49,464,034)	(23,349,169)	(223,353,851)
Miscellaneous transactions	—	—	846	20,386	16,351
Other charges	(830)	(410)	(54,272)	(3,977,865)	(17,071,545)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,101	(71,185)	(52,741,495)	(153,388,378)	(341,017,077)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(207,496)	(204,606)	(54,097,247)	(401,735,439)	(672,798,237)

NET ASSETS
Beginning of period	550,621	417,467	54,457,490	1,313,627,495	1,844,920,582
End of period	$343,125	$212,861	$360,243	$911,892,056	$1,172,122,345

Beginning units	63,391	9,327	4,589,319	69,769,471	118,258,265
Units issued	5,122	986	483,326	1,477,210	23,177,004
Units redeemed	(4,819)	(2,976)	(5,042,151)	(10,253,037)	(49,822,225)
Ending units	63,694	7,337	30,494	60,993,644	91,613,044

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(10,332)	$(559,534)	$(578,346)	$(9,780,430)	$(62,563)
Capital gains distributions received	109,311	—	—	—	—
Net realized gain (loss) on shares redeemed	96,009	17,499,052	(25,416)	68,771,291	(185,851)
Net change in unrealized appreciation (depreciation) on investments	(370,882)	(33,182,378)	(358,381)	(251,226,658)	(1,431,660)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(175,894)	(16,242,860)	(962,143)	(192,235,797)	(1,680,074)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	83,975	—	2,419,004	129,121
Annuity payments	—	(357,578)	(13,611)	(58,551)	—
Surrenders, withdrawals and death benefits	(313,876)	(4,034,829)	(4,738,617)	(41,522,918)	(635,552)
Net transfers between other subaccounts
or fixed rate option	(6,607)	(415,439,168)	58,198,640	(163,471,454)	158,832
Miscellaneous transactions	—	747	(2,405)	16,141	(657)
Other charges	(1,147)	(431,417)	(8,167)	(9,586,451)	(35,150)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(321,630)	(420,178,270)	53,435,840	(212,204,229)	(383,406)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(497,524)	(436,421,130)	52,473,697	(404,440,026)	(2,063,480)

NET ASSETS
Beginning of period	998,904	436,421,130	4,648,931	965,447,633	9,797,068
End of period	$501,380	$—	$57,122,628	$561,007,607	$7,733,588

Beginning units	26,745	35,739,000	448,105	51,267,016	847,320
Units issued	96	200,524	6,199,772	18,367,764	331,064
Units redeemed	(9,717)	(35,939,524)	(756,642)	(32,932,007)	(371,075)
Ending units	17,124	—	5,891,235	36,702,773	807,309

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(346,453)	$(28,189)	$(2,131,740)	$(225,047,299)	$(2,738,321)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,358,292	(24,132)	17,023,524	154,845,336	(5,207,558)
Net change in unrealized appreciation (depreciation) on investments	(86,689,320)	(28,274)	(33,167,688)	(3,176,488,851)	(46,019,983)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(13,677,481)	(80,595)	(18,275,904)	(3,246,690,814)	(53,965,862)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	429,362	—	1,157,907	—	1,874,832
Annuity payments	—	—	(226,496)	(1,896,430)	(269,007)
Surrenders, withdrawals and death benefits	(1,999,357)	(292,736)	(14,545,919)	(1,024,668,934)	(18,906,575)
Net transfers between other subaccounts
or fixed rate option	(244,983,384)	2,034,966	(3,919,170)	—	(29,910,235)
Miscellaneous transactions	7,464	—	(4,270)	308,326	(2,180)
Other charges	(236,461)	(497)	(1,538,278)	(1,530,386)	(1,936,195)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(246,782,376)	1,741,733	(19,076,226)	(1,027,787,424)	(49,149,360)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(260,459,857)	1,661,138	(37,352,130)	(4,274,478,238)	(103,115,222)

NET ASSETS
Beginning of period	260,459,857	345,533	201,162,567	14,674,470,572	314,091,313
End of period	$—	$2,006,671	$163,810,437	$10,399,992,334	$210,976,091

Beginning units	10,358,241	32,967	8,130,417	1,120,446,834	12,893,267
Units issued	79,470	373,206	2,162,091	3,393,412	1,884,799
Units redeemed	(10,437,711)	(196,070)	(3,020,011)	(97,542,284)	(4,174,113)
Ending units	—	210,103	7,272,497	1,026,297,962	10,603,953

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(42,440)	$(32,921,835)	$(755,750)	$(561,772)	$(5,706,796)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(61,653)	354,541,623	5,467,256	2,794,767	46,833,782
Net change in unrealized appreciation (depreciation) on investments	(90,710)	(1,006,198,496)	(29,533,253)	(21,282,437)	(172,867,099)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(194,803)	(684,578,708)	(24,821,747)	(19,049,442)	(131,740,113)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	233,359	3,658,426	627,043	23,941
Annuity payments	—	(523,906)	—	—	(38,451)
Surrenders, withdrawals and death benefits	(368,736)	(104,363,720)	(13,579,043)	(8,962,577)	(19,544,748)
Net transfers between other subaccounts
or fixed rate option	1,703,512	(855,896,961)	(6,006,040)	(3,081,813)	(136,709,786)
Miscellaneous transactions	265	58,359	(1,144)	5,606	6,961
Other charges	(1,348)	(34,030,254)	(642,787)	(513,216)	(6,086,504)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,333,693	(994,523,123)	(16,570,588)	(11,924,957)	(162,348,587)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,138,890	(1,679,101,831)	(41,392,335)	(30,974,399)	(294,088,700)

NET ASSETS
Beginning of period	1,085,129	3,331,254,832	151,350,101	113,957,589	586,820,488
End of period	$2,224,019	$1,652,153,001	$109,957,766	$82,983,190	$292,731,788

Beginning units	90,986	178,471,279	8,555,772	7,088,553	36,912,856
Units issued	278,972	89,553,088	307,230	103,271	18,177,952
Units redeemed	(163,416)	(158,662,246)	(1,319,343)	(949,007)	(31,844,222)
Ending units	206,542	109,362,121	7,543,659	6,242,817	23,246,586

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(92,053)	$(1,679,150)	$(54,819)	$(346,762)	$613,895
Capital gains distributions received	—	—	—	896,047	597,679
Net realized gain (loss) on shares redeemed	(165,732)	(5,325,499)	78,610	(1,162,914)	(127,256)
Net change in unrealized appreciation (depreciation) on investments	(338,431)	(17,503,690)	(1,735,406)	(10,705,475)	(4,091,058)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(596,216)	(24,508,339)	(1,711,615)	(11,319,104)	(3,006,740)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	848,758	136,065	2,193,546	325,142
Annuity payments	—	(321,792)	(920)	—	—
Surrenders, withdrawals and death benefits	(1,315,232)	(12,450,921)	(708,856)	(4,605,295)	(2,241,148)
Net transfers between other subaccounts
or fixed rate option	2,438,250	(15,880,969)	(137,392)	(736,246)	(25,353)
Miscellaneous transactions	(3,192)	(686)	(1,520)	1,588	(4,235)
Other charges	(3,203)	(1,510,541)	(47,954)	(309,847)	(116,258)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,116,623	(29,316,151)	(760,577)	(3,456,254)	(2,061,852)

TOTAL INCREASE (DECREASE) IN NET ASSETS	520,407	(53,824,490)	(2,472,192)	(14,775,358)	(5,068,592)

NET ASSETS
Beginning of period	4,005,501	198,008,714	11,429,923	68,722,909	22,942,014
End of period	$4,525,908	$144,184,224	$8,957,731	$53,947,551	$17,873,422

Beginning units	377,506	18,812,282	861,550	4,483,136	1,677,993
Units issued	633,778	3,016,201	37,490	310,178	110,239
Units redeemed	(523,456)	(6,116,290)	(104,139)	(552,871)	(277,745)
Ending units	487,828	15,712,193	794,901	4,240,443	1,510,487

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(156,679)	$(54,466)	$(514,815)	$(32,845)	$(10,952,084)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(280,532)	(24,923)	(444,340)	(67,567)	164,332,080
Net change in unrealized appreciation (depreciation) on investments	(786,774)	(1,116,101)	(3,458,436)	(109,569)	(444,688,989)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,223,985)	(1,195,490)	(4,417,591)	(209,981)	(291,308,993)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	138	—	—	317,854
Annuity payments	—	(27,044)	—	—	(111,771)
Surrenders, withdrawals and death benefits	(2,457,651)	(249,566)	(2,277,346)	(394,181)	(22,114,319)
Net transfers between other subaccounts
or fixed rate option	2,579,484	88,366	11,446,541	2,664,569	(568,629,443)
Miscellaneous transactions	(78)	45	(5)	477	22,783
Other charges	(4,081)	(13,866)	(9,381)	(208)	(12,455,497)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	117,674	(201,927)	9,159,809	2,270,657	(602,970,393)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,106,311)	(1,397,417)	4,742,218	2,060,676	(894,279,386)

NET ASSETS
Beginning of period	7,992,554	4,581,088	20,083,462	22,568	1,349,107,486
End of period	$6,886,243	$3,183,671	$24,825,680	$2,083,244	$454,828,100

Beginning units	749,050	344,614	1,810,444	2,003	86,526,369
Units issued	474,360	20,806	1,533,984	440,902	64,617,127
Units redeemed	(468,432)	(40,886)	(688,130)	(218,475)	(114,633,400)
Ending units	754,978	324,534	2,656,298	224,430	36,510,096

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	2/11/2022**	2/11/2022**

OPERATIONS
Net investment income (loss)	$(311,745)	$(2,886,850)	$(1,963,481)	$(4,572)	$(3,928)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(462,616)	39,409,936	18,303,840	(85,467)	(62,023)
Net change in unrealized appreciation (depreciation) on investments	(2,705,026)	(97,031,591)	(55,780,489)	(51,477)	(53,797)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,479,387)	(60,508,505)	(39,440,130)	(141,516)	(119,748)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	64,603	14,975	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,733,235)	(3,928,841)	(4,858,096)	(10,467)	(144,756)
Net transfers between other subaccounts
or fixed rate option	3,399,172	(132,304,065)	(81,599,646)	(3,274,582)	(2,697,782)
Miscellaneous transactions	(313)	5,697	7,423	(3)	(21)
Other charges	(10,109)	(3,017,773)	(2,248,035)	(33)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	655,515	(139,180,379)	(88,683,379)	(3,285,085)	(2,842,565)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,823,872)	(199,688,884)	(128,123,509)	(3,426,601)	(2,962,313)

NET ASSETS
Beginning of period	17,743,120	319,146,188	222,559,618	3,426,601	2,962,313
End of period	$14,919,248	$119,457,304	$94,436,109	$—	$—

Beginning units	1,495,678	19,591,941	15,006,354	326,656	281,446
Units issued	597,468	14,339,420	8,859,451	25	22
Units redeemed	(543,732)	(25,112,620)	(16,235,511)	(326,681)	(281,468)
Ending units	1,549,414	8,818,741	7,630,294	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Bond Portfolio 2031	Fidelity® VIP Contrafund® Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	2/11/2022**	2/11/2022**	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(6,244)	$(8,754)	$(5,289)	$(959,109)	$2,389
Capital gains distributions received	—	—	—	—	47,741
Net realized gain (loss) on shares redeemed	(116,759)	(111,339)	(129,502)	(1,728,376)	(58,808)
Net change in unrealized appreciation (depreciation) on investments	(57,857)	(154,753)	(28,628)	(8,395,155)	(178,774)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(180,860)	(274,846)	(163,419)	(11,082,640)	(187,452)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,800	9,075	9,075	—	3,920
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(55,391)	(175,651)	(114,569)	(6,639,436)	(44,695)
Net transfers between other subaccounts
or fixed rate option	(4,444,047)	(6,044,172)	(3,731,202)	23,166,051	177,386
Miscellaneous transactions	(15)	9	(4)	14,751	—
Other charges	—	(99)	(10)	(27,945)	(184)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,490,653)	(6,210,838)	(3,836,710)	16,513,421	136,427

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,671,513)	(6,485,684)	(4,000,129)	5,430,781	(51,025)

NET ASSETS
Beginning of period	4,671,513	6,485,684	4,000,129	38,422,746	735,572
End of period	$—	$—	$—	$43,853,527	$684,547

Beginning units	444,136	614,244	373,343	3,709,214	47,624
Units issued	3,012	1,380	887	3,829,792	45,285
Units redeemed	(447,148)	(615,624)	(374,230)	(2,224,351)	(32,479)
Ending units	—	—	—	5,314,655	60,430

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,283)	$827	$5,899	$(1,075)	$15,029
Capital gains distributions received	100,696	18,961	21,183	84,970	97,474
Net realized gain (loss) on shares redeemed	(47,432)	(5,154)	(20,336)	(8,887)	(4,635)
Net change in unrealized appreciation (depreciation) on investments	(341,734)	(65,050)	(57,676)	(185,460)	(231,674)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(290,753)	(50,416)	(50,930)	(110,452)	(123,806)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,223	475,279	20,709	11,485	101,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,947)	(5,633)	(8,401)	(6,941)	(28,402)
Net transfers between other subaccounts
or fixed rate option	122,657	27,002	(110,979)	2,683	(39,629)
Miscellaneous transactions	306	—	1	(16)	(174)
Other charges	(899)	(808)	(434)	(909)	(4,372)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	149,340	495,840	(99,104)	6,302	28,423

TOTAL INCREASE (DECREASE) IN NET ASSETS	(141,413)	445,424	(150,034)	(104,150)	(95,383)

NET ASSETS
Beginning of period	673,822	77,621	452,289	367,976	1,225,060
End of period	$532,409	$523,045	$302,255	$263,826	$1,129,677

Beginning units	39,502	4,769	42,964	26,050	100,171
Units issued	20,349	41,120	3,974	1,979	10,804
Units redeemed	(9,173)	(3,368)	(13,809)	(1,336)	(8,414)
Ending units	50,678	42,521	33,129	26,693	102,561

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio	Vanguard Real Estate Index Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$35,761	$3,250	$2,615	$1,956	$9,622
Capital gains distributions received	16,748	29,371	1,488	110,133	36,048
Net realized gain (loss) on shares redeemed	(7,597)	(7,812)	(8,606)	(108,331)	(23,807)
Net change in unrealized appreciation (depreciation) on investments	(145,433)	(162,094)	(23,750)	(301,620)	(301,300)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(100,521)	(137,285)	(28,253)	(297,862)	(279,437)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	402,777	194,312	22,648	472,984	257,014
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(27,534)	(48,469)	(1,885)	(15,400)	(39,700)
Net transfers between other subaccounts
or fixed rate option	915,194	254,114	(154,955)	(174,786)	(92,028)
Miscellaneous transactions	259	(127)	—	3,074	664
Other charges	(576)	(1,443)	(475)	(1,670)	(1,656)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,290,120	398,387	(134,667)	284,202	124,294

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,189,599	261,102	(162,920)	(13,660)	(155,143)

NET ASSETS
Beginning of period	375,979	515,482	324,387	1,225,689	975,438
End of period	$1,565,578	$776,584	$161,467	$1,212,029	$820,295

Beginning units	36,166	35,631	32,226	87,426	79,465
Units issued	144,307	42,375	5,902	100,183	37,507
Units redeemed	(4,535)	(11,852)	(19,528)	(80,223)	(25,599)
Ending units	175,938	66,154	18,600	107,386	91,373

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Conservative Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$12,861	$25,166	$5,024	$22,470	$6,854
Capital gains distributions received	7,746	36,994	90,558	195,196	17,704
Net realized gain (loss) on shares redeemed	(14,816)	(82,684)	(11,797)	(58,174)	(2,725)
Net change in unrealized appreciation (depreciation) on investments	(169,364)	(209,032)	(375,694)	(512,182)	(91,786)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(163,573)	(229,556)	(291,909)	(352,690)	(69,953)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	338,811	671,290	554,144	14,003	5,880
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(40,567)	(56,545)	(32,992)	(31,882)	(12,993)
Net transfers between other subaccounts
or fixed rate option	18,714	(19,381)	333,220	162,783	21,689
Miscellaneous transactions	(7)	(18)	3,496	1	—
Other charges	(2,167)	(2,496)	(3,335)	(5,307)	(211)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	314,784	592,850	854,533	139,598	14,365

TOTAL INCREASE (DECREASE) IN NET ASSETS	151,211	363,294	562,624	(213,092)	(55,588)

NET ASSETS
Beginning of period	1,117,999	1,297,392	1,442,600	2,202,773	454,936
End of period	$1,269,210	$1,660,686	$2,005,224	$1,989,681	$399,348

Beginning units	110,043	107,031	100,088	173,753	39,817
Units issued	50,608	101,013	102,946	39,392	2,895
Units redeemed	(15,601)	(43,933)	(28,698)	(28,587)	(1,317)
Ending units	145,050	164,111	174,336	184,558	41,395
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio	American Funds IS Asset Allocation Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(3,201)	$6,084	$5,732	$13,153	$76,201
Capital gains distributions received	126,956	—	17,736	12,918	518,898
Net realized gain (loss) on shares redeemed	(10,455)	841	(19,411)	(50,874)	(16,455)
Net change in unrealized appreciation (depreciation) on investments	(279,006)	(16,417)	(94,660)	(83,123)	(1,348,707)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(165,706)	(9,492)	(90,603)	(107,926)	(770,063)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	55,360	73,085	1,019,074	356,263	462,753
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,958)	(3,129)	(3,313)	(59,413)	(52,821)
Net transfers between other subaccounts
or fixed rate option	57,188	(11,889)	26,098	879,382	97,364
Miscellaneous transactions	1	2	—	18	112
Other charges	(545)	(304)	(1,397)	(2,928)	(10,933)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	98,046	57,765	1,040,462	1,173,322	496,475

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,660)	48,273	949,859	1,065,396	(273,588)

NET ASSETS
Beginning of period	472,047	167,364	432,865	834,507	5,504,419
End of period	$404,387	$215,637	$1,382,724	$1,899,903	$5,230,831

Beginning units	30,854	15,684	35,762	81,592	439,144
Units issued	11,103	25,546	126,565	225,557	59,239
Units redeemed	(1,980)	(18,771)	(25,957)	(108,808)	(13,997)
Ending units	39,977	22,459	136,370	198,341	484,386

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 1)	American Funds IS The Bond Fund of America® (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	American Funds IS U.S. Government Securities Fund® (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$15,993	$18,970	$(3,576)	$16,045	$19,704
Capital gains distributions received	222,484	7,798	240,549	156,603	—
Net realized gain (loss) on shares redeemed	(15,444)	(4,943)	(149,832)	(8,467)	(3,463)
Net change in unrealized appreciation (depreciation) on investments	(300,556)	(105,007)	(766,080)	(469,456)	(68,214)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(77,523)	(83,182)	(678,939)	(305,275)	(51,973)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	452,490	144,208	239,307	561,604	258,016
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(75,935)	(14,613)	(20,876)	(15,739)	(5,803)
Net transfers between other subaccounts
or fixed rate option	(97,276)	196,834	(270,268)	(166,904)	14,937
Miscellaneous transactions	—	—	(114)	(14,187)	(2)
Other charges	(381)	(830)	(2,565)	(2,500)	(829)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	278,898	325,599	(54,516)	362,274	266,319

TOTAL INCREASE (DECREASE) IN NET ASSETS	201,375	242,417	(733,455)	56,999	214,346

NET ASSETS
Beginning of period	884,277	515,977	2,203,313	1,880,270	357,546
End of period	$1,085,652	$758,394	$1,469,858	$1,937,269	$571,892

Beginning units	64,835	48,816	130,896	137,978	33,599
Units issued	37,409	37,398	45,016	56,766	29,494
Units redeemed	(14,881)	(3,804)	(50,563)	(23,536)	(2,536)
Ending units	87,363	82,410	125,349	171,208	60,557

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	DFA VA Global Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$6,794	$(2,082)	$35,589	$(5,373)	$4,247
Capital gains distributions received	55,673	33,123	302,698	20,732	—
Net realized gain (loss) on shares redeemed	(10,718)	(7,237)	(56,231)	(51,589)	(5,805)
Net change in unrealized appreciation (depreciation) on investments	(91,425)	(263,686)	(408,756)	(174,540)	(34,774)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(39,676)	(239,882)	(126,700)	(210,770)	(36,332)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	150,867	438,438	105,880	47,307	4,686
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(78,313)	(12,175)	(66,845)	(17,038)	(22,167)
Net transfers between other subaccounts
or fixed rate option	(9,292)	46,546	(240,198)	452,821	17,192
Miscellaneous transactions	—	147	38	(865)	—
Other charges	(399)	(558)	(878)	(2,636)	(418)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	62,863	472,398	(202,003)	479,589	(707)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,187	232,516	(328,703)	268,819	(37,039)

NET ASSETS
Beginning of period	535,169	391,068	2,837,685	1,257,886	500,230
End of period	$558,356	$623,584	$2,508,982	$1,526,705	$463,191

Beginning units	42,297	25,027	227,482	100,137	50,707
Units issued	13,674	40,957	13,425	72,697	8,192
Units redeemed	(9,383)	(1,888)	(31,016)	(27,886)	(8,415)
Ending units	46,588	64,096	209,891	144,948	50,484

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$5,184	$18,016	$7,499	$33,218	$(1,118)
Capital gains distributions received	—	13,637	75,713	223,282	38,038
Net realized gain (loss) on shares redeemed	(2,941)	(51,015)	(36,909)	(199,746)	(14,846)
Net change in unrealized appreciation (depreciation) on investments	(18,231)	(59,689)	(89,673)	(855,756)	(189,908)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,988)	(79,051)	(43,370)	(799,002)	(167,834)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	291,013	494,200	600,154	237,299	380,641
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(40,249)	(40,918)	(19,731)	(1,012,518)	(4,437)
Net transfers between other subaccounts
or fixed rate option	(136,456)	486,991	123,723	(115,850)	(13,084)
Miscellaneous transactions	339	50	640	(155)	3
Other charges	(1,696)	(1,155)	(1,644)	(2,738)	(115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	112,951	939,168	703,142	(893,962)	363,008

TOTAL INCREASE (DECREASE) IN NET ASSETS	96,963	860,117	659,772	(1,692,964)	195,174

NET ASSETS
Beginning of period	787,903	620,379	302,289	4,307,895	111,514
End of period	$884,866	$1,480,496	$962,061	$2,614,931	$306,688

Beginning units	79,807	49,382	20,248	311,783	7,228
Units issued	32,306	118,145	72,005	25,342	26,225
Units redeemed	(20,717)	(42,796)	(24,590)	(105,519)	(3,043)
Ending units	91,396	124,731	67,663	231,606	30,410

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$3,238	$16,215	$7,332	$50,876	$(1,930)
Capital gains distributions received	85,675	—	7,372	—	36,332
Net realized gain (loss) on shares redeemed	(12,638)	(37,144)	(3,091)	(6,181)	(4,796)
Net change in unrealized appreciation (depreciation) on investments	(186,002)	(198,991)	(71,264)	(50,976)	(83,356)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(109,727)	(219,920)	(59,651)	(6,281)	(53,750)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	278,926	137,234	380,641	331,800	413,207
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(55,770)	(22,298)	(4,639)	(26,163)	(8,295)
Net transfers between other subaccounts
or fixed rate option	82,823	234,054	7,413	630,842	(10,878)
Miscellaneous transactions	33	723	—	106	(5)
Other charges	(60)	(1,835)	(244)	(1,285)	(571)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	305,952	347,878	383,171	935,300	393,458

TOTAL INCREASE (DECREASE) IN NET ASSETS	196,225	127,958	323,520	929,019	339,708

NET ASSETS
Beginning of period	419,546	987,633	100,666	414,798	248,436
End of period	$615,771	$1,115,591	$424,186	$1,343,817	$588,144

Beginning units	29,067	76,444	7,602	38,800	19,116
Units issued	29,148	43,055	29,140	151,131	35,841
Units redeemed	(5,789)	(10,976)	(1,774)	(63,281)	(3,234)
Ending units	52,426	108,523	34,968	126,650	51,723

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(340)	$(439)	$1,284	$29,505	$(2,366)
Capital gains distributions received	51,339	44,504	38,532	161	66,022
Net realized gain (loss) on shares redeemed	(1,636)	(21,344)	(10,992)	(2,188)	(7,002)
Net change in unrealized appreciation (depreciation) on investments	(88,996)	(212,826)	(134,836)	(58,175)	(361,513)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(39,633)	(190,105)	(106,012)	(30,697)	(304,859)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	380,641	301,651	195,472	363,757	466,354
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,631)	(9,607)	(57,782)	(6,402)	(12,923)
Net transfers between other subaccounts
or fixed rate option	6,368	100,666	318,203	442,180	46,899
Miscellaneous transactions	—	552	173	—	1
Other charges	(111)	(739)	(266)	(295)	(924)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	383,267	392,523	455,800	799,240	499,407

TOTAL INCREASE (DECREASE) IN NET ASSETS	343,634	202,418	349,788	768,543	194,548

NET ASSETS
Beginning of period	43,377	557,724	582,120	90,009	421,124
End of period	$387,011	$760,142	$931,908	$858,552	$615,672

Beginning units	3,450	42,091	40,222	8,280	22,002
Units issued	31,305	46,409	41,759	84,057	30,037
Units redeemed	(455)	(10,194)	(6,016)	(3,109)	(1,762)
Ending units	34,300	78,306	75,965	89,228	50,277

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$1,311	$(103)	$(2,468)	$36,776	$3,454
Capital gains distributions received	49	18,600	16,645	—	—
Net realized gain (loss) on shares redeemed	510	(9,836)	(41,211)	(13,337)	(1,088)
Net change in unrealized appreciation (depreciation) on investments	1,441	(88,176)	(250,608)	(443,437)	(11,735)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,311	(79,515)	(277,642)	(419,998)	(9,369)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	136,501	104,278	141,572	82,897	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(43,684)	(7,592)	(44,382)	(31,604)	(541)
Net transfers between other subaccounts
or fixed rate option	54,954	13,731	(5,237)	47,253	(9,434)
Miscellaneous transactions	21	(22)	473	279	—
Other charges	(73)	(262)	(306)	(572)	(102)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	147,719	110,133	92,120	98,253	(10,077)

TOTAL INCREASE (DECREASE) IN NET ASSETS	151,030	30,618	(185,522)	(321,745)	(19,446)

NET ASSETS
Beginning of period	17,576	238,599	913,076	2,371,869	72,809
End of period	$168,606	$269,217	$727,554	$2,050,124	$53,363

Beginning units	1,622	16,687	59,681	228,607	6,847
Units issued	17,627	13,241	16,506	18,310	102
Units redeemed	(4,406)	(4,618)	(9,112)	(7,301)	(1,105)
Ending units	14,843	25,310	67,075	239,616	5,844

The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,974)	$1,155	$(165)	$(8,055)	$(6,326)
Capital gains distributions received	144,044	12,779	9,437	219,542	194,423
Net realized gain (loss) on shares redeemed	(65,475)	(13,457)	(3,298)	(32,312)	(81,662)
Net change in unrealized appreciation (depreciation) on investments	(254,723)	(72,085)	(17,967)	(515,531)	(335,122)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(179,128)	(71,608)	(11,993)	(336,356)	(228,687)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	138,554	104,291	40,000	2,424,396	512,888
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(25,981)	(2,976)	(1,148)	(122,470)	(92,497)
Net transfers between other subaccounts
or fixed rate option	79,912	72,287	2,899	222,298	232,432
Miscellaneous transactions	—	462	—	80	97
Other charges	(389)	(433)	(113)	(12,876)	(6,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	192,096	173,631	41,638	2,511,428	646,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,968	102,023	29,645	2,175,072	417,725

NET ASSETS
Beginning of period	599,987	223,059	35,310	2,399,482	846,364
End of period	$612,955	$325,082	$64,955	$4,574,554	$1,264,089

Beginning units	41,421	17,009	2,392	164,292	50,017
Units issued	53,148	24,248	6,570	233,252	72,641
Units redeemed	(35,028)	(8,702)	(3,499)	(22,808)	(29,471)
Ending units	59,541	32,555	5,463	374,736	93,187

The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(62,363)	$(840)	$(36,016)	$(14,667)	$(1,877)
Capital gains distributions received	1,125,885	62,436	1,093,904	1,038,050	63,018
Net realized gain (loss) on shares redeemed	(220,602)	(20,863)	(335,609)	(177,717)	(3,951)
Net change in unrealized appreciation (depreciation) on investments	(6,132,867)	(131,165)	(3,080,666)	(1,907,746)	(162,978)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,289,947)	(90,432)	(2,358,387)	(1,062,080)	(105,788)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,852,577	79,153	1,012,058	374,144	91,155
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(470,370)	(32,179)	(334,876)	(164,371)	(70,625)
Net transfers between other subaccounts
or fixed rate option	738,993	(71,935)	532,698	66,690	70,818
Miscellaneous transactions	2,686	838	1,391	(32)	28
Other charges	(64,186)	(2,653)	(38,092)	(14,882)	(2,901)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,059,700	(26,776)	1,173,179	261,549	88,475

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,230,247)	(117,208)	(1,185,208)	(800,531)	(17,313)

NET ASSETS
Beginning of period	13,672,705	519,695	7,817,408	3,508,343	493,848
End of period	$10,442,458	$402,487	$6,632,200	$2,707,812	$476,535

Beginning units	829,409	31,734	466,857	207,518	30,747
Units issued	279,651	10,525	169,352	55,852	14,289
Units redeemed	(116,341)	(12,583)	(76,884)	(33,392)	(8,920)
Ending units	992,719	29,676	559,325	229,978	36,116

The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	American Funds IS Asset Allocation Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$266,501	$111,709	$120,137	$(12,594)	$249,604
Capital gains distributions received	169,936	1,315,882	273,444	340,316	2,458,311
Net realized gain (loss) on shares redeemed	(398,418)	(172,073)	13,841	(234,350)	(544,503)
Net change in unrealized appreciation (depreciation) on investments	(2,038,234)	(2,188,250)	(408,425)	(1,923,813)	(5,893,144)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,000,215)	(932,732)	(1,003)	(1,830,441)	(3,729,732)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,392,215	11,296,972	1,422,656	1,721,384	2,814,270
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(978,630)	(668,289)	(446,945)	(229,188)	(2,662,673)
Net transfers between other subaccounts
or fixed rate option	1,694,474	1,533,101	3,256,254	1,245,079	1,096,816
Miscellaneous transactions	(1,350)	1,381	2,968	15,162	(1,669)
Other charges	(57,164)	(36,835)	(34,367)	(32,250)	(145,257)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	9,049,545	12,126,330	4,200,566	2,720,187	1,101,487

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,049,330	11,193,598	4,199,563	889,746	(2,628,245)

NET ASSETS
Beginning of period	11,111,830	6,940,678	4,054,076	5,777,041	25,282,915
End of period	$18,161,160	$18,134,276	$8,253,639	$6,666,787	$22,654,670

Beginning units	1,052,694	511,211	294,706	414,608	2,036,131
Units issued	1,303,167	1,149,273	421,391	355,888	571,105
Units redeemed	(323,633)	(157,679)	(115,670)	(116,314)	(481,187)
Ending units	2,032,228	1,502,805	600,427	654,182	2,126,049

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 4)	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$98,481	$168,472	$69,473	$(9,212)	$(59,510)
Capital gains distributions received	1,600,680	86,423	895,539	592,631	2,018,007
Net realized gain (loss) on shares redeemed	(74,768)	(235,975)	(142,428)	(115,615)	(334,828)
Net change in unrealized appreciation (depreciation) on investments	(2,182,009)	(1,008,353)	(1,599,708)	(1,123,389)	(6,539,711)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(557,616)	(989,433)	(777,124)	(655,585)	(4,916,042)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	852,434	1,802,228	689,210	184,112	4,060,100
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(400,892)	(979,116)	(174,778)	(145,747)	(725,859)
Net transfers between other subaccounts
or fixed rate option	2,601,527	1,998,955	794,915	232,721	2,363,313
Miscellaneous transactions	3,418	1,504	(687)	49	2,214
Other charges	(36,969)	(38,508)	(22,768)	(9,654)	(80,375)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,019,518	2,785,063	1,285,892	261,481	5,619,393

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,461,902	1,795,630	508,768	(394,104)	703,351

NET ASSETS
Beginning of period	5,754,294	6,066,765	3,641,090	2,052,229	13,257,377
End of period	$8,216,196	$7,862,395	$4,149,858	$1,658,125	$13,960,728

Beginning units	407,780	605,851	281,856	155,681	894,838
Units issued	280,044	500,439	159,375	44,686	584,580
Units redeemed	(46,524)	(201,620)	(49,401)	(20,504)	(123,877)
Ending units	641,300	904,670	391,830	179,863	1,355,541

The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$31,663	$22,327	$17,496	$7,856	$32,945
Capital gains distributions received	474,300	278,001	274,837	56,144	65,987
Net realized gain (loss) on shares redeemed	(82,145)	(86,929)	(110,414)	(185,716)	(29,027)
Net change in unrealized appreciation (depreciation) on investments	(1,324,979)	(637,174)	(906,704)	(799,589)	(236,990)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(901,161)	(423,775)	(724,785)	(921,305)	(167,085)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,217,917	566,460	488,787	433,029	1,058,933
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(230,366)	(72,148)	(114,902)	(210,492)	(121,855)
Net transfers between other subaccounts
or fixed rate option	278,407	242,561	516,450	659,564	1,045,536
Miscellaneous transactions	1,241	807	127	(96)	(669)
Other charges	(29,423)	(10,819)	(15,729)	(21,823)	(13,227)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,237,776	726,861	874,733	860,182	1,968,718

TOTAL INCREASE (DECREASE) IN NET ASSETS	336,615	303,086	149,948	(61,123)	1,801,633

NET ASSETS
Beginning of period	5,227,609	1,785,946	2,725,287	4,092,865	1,269,520
End of period	$5,564,224	$2,089,032	$2,875,235	$4,031,742	$3,071,153

Beginning units	383,812	152,348	219,595	286,306	89,785
Units issued	212,210	111,740	118,896	104,646	175,492
Units redeemed	(102,895)	(37,239)	(38,800)	(35,750)	(26,984)
Ending units	493,127	226,849	299,691	355,202	238,293

The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$15,567	$(9,571)	$34,098	$(10,543)	$105,943
Capital gains distributions received	225,515	92,857	461,874	123,213	1,155,323
Net realized gain (loss) on shares redeemed	(42,100)	(167,667)	(107,520)	(97,151)	(582,525)
Net change in unrealized appreciation (depreciation) on investments	(339,762)	(836,910)	(585,143)	(1,000,470)	(4,946,589)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(140,780)	(921,291)	(196,691)	(984,951)	(4,267,848)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	407,863	343,782	764,045	533,732	4,869,276
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(107,917)	(213,854)	(467,452)	(94,847)	(1,478,027)
Net transfers between other subaccounts
or fixed rate option	909,404	126,090	1,096,249	335,040	1,981,685
Miscellaneous transactions	(2,906)	(134)	(1,254)	(575)	(6,233)
Other charges	(9,879)	(10,473)	(19,589)	(11,510)	(112,289)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,196,565	245,411	1,371,999	761,840	5,254,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,055,785	(675,880)	1,175,308	(223,111)	986,564

NET ASSETS
Beginning of period	1,116,222	2,228,460	2,807,284	2,121,414	18,795,547
End of period	$2,172,007	$1,552,580	$3,982,592	$1,898,303	$19,782,111

Beginning units	80,451	159,754	208,337	158,783	1,434,524
Units issued	120,893	56,178	183,132	95,288	811,508
Units redeemed	(35,455)	(36,027)	(81,600)	(22,745)	(390,624)
Ending units	165,889	179,905	309,869	231,326	1,855,408

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(52,850)	$(45,248)	$(1,165,145)	$(2,544)	$(3,857)
Capital gains distributions received	1,715,717	438,197	—	—	—
Net realized gain (loss) on shares redeemed	(545,332)	(155,361)	(1,550,905)	(3,337)	(21,321)
Net change in unrealized appreciation (depreciation) on investments	(6,156,220)	(1,194,728)	(11,138,624)	(88,351)	(167,584)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,038,685)	(957,140)	(13,854,674)	(94,232)	(192,762)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,649,878	697,756	—	407,143	379,436
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(254,012)	(272,448)	(6,714,925)	(540)	(29,246)
Net transfers between other subaccounts
or fixed rate option	743,652	1,782,521	32,081,081	97,792	183,214
Miscellaneous transactions	(5,111)	204	2,225	52	(71)
Other charges	(56,090)	(44,417)	(26,683)	(2,553)	(4,148)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,078,317	2,163,616	25,341,698	501,894	529,185

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,960,368)	1,206,476	11,487,024	407,662	336,423

NET ASSETS
Beginning of period	11,832,036	7,523,807	40,391,340	160,458	498,377
End of period	$9,871,668	$8,730,283	$51,878,364	$568,120	$834,800

Beginning units	860,817	623,090	4,353,333	15,088	48,667
Units issued	449,181	314,244	5,751,458	54,675	79,231
Units redeemed	(139,800)	(105,327)	(2,955,488)	(3,475)	(15,400)
Ending units	1,170,198	832,007	7,149,303	66,288	112,498

The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(16,858)	$(21,070)	$(13,024)	$(6,766)	$(31,957)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,564	(56,982)	(20,781)	(75,962)	(91,114)
Net change in unrealized appreciation (depreciation) on investments	315,153	(426,738)	(340,445)	(82,587)	(594,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	310,859	(504,790)	(374,250)	(165,315)	(717,083)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	388,323	2,051,926	1,166,075	537,180	2,653,923
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(415,388)	(478,251)	(143,630)	(282,838)	(515,888)
Net transfers between other subaccounts
or fixed rate option	4,000,749	2,155,100	514,133	1,138,182	1,118,418
Miscellaneous transactions	3,149	(1,116)	32	(136)	(495)
Other charges	(15,929)	(21,573)	(13,418)	(6,947)	(33,081)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,960,904	3,706,086	1,523,192	1,385,441	3,222,877

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,271,763	3,201,296	1,148,942	1,220,126	2,505,794

NET ASSETS
Beginning of period	647,475	1,829,289	1,590,509	221,978	4,280,238
End of period	$4,919,238	$5,030,585	$2,739,451	$1,442,104	$6,786,032

Beginning units	58,884	170,409	147,565	22,520	413,498
Units issued	427,316	472,534	175,692	278,039	458,342
Units redeemed	(117,017)	(89,225)	(22,849)	(130,128)	(127,831)
Ending units	369,183	553,718	300,408	170,431	744,009

The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(3,618)	$(1,767)	$(21,845)	$(6,560)	$(29,474)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,634)	(4,769)	(81,483)	(8,486)	(78,625)
Net change in unrealized appreciation (depreciation) on investments	(168,129)	(97,767)	(1,735,438)	(51,830)	(737,903)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(177,381)	(104,303)	(1,838,766)	(66,876)	(846,002)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	386,183	68,503	1,963,825	672,694	2,673,938
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(33,632)	(504)	(240,004)	(59,933)	(603,283)
Net transfers between other subaccounts
or fixed rate option	6,136	10,187	790,328	511,609	1,093,190
Miscellaneous transactions	14	(11)	74	(3,122)	(608)
Other charges	(4,128)	(1,971)	(23,974)	(6,534)	(30,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	354,573	76,204	2,490,249	1,114,714	3,132,918

TOTAL INCREASE (DECREASE) IN NET ASSETS	177,192	(28,099)	651,483	1,047,838	2,286,916

NET ASSETS
Beginning of period	453,911	396,848	3,714,675	774,377	3,916,744
End of period	$631,103	$368,749	$4,366,158	$1,822,215	$6,203,660

Beginning units	40,843	37,135	335,869	69,908	385,902
Units issued	39,585	14,964	355,756	129,785	449,772
Units redeemed	(3,961)	(5,265)	(54,005)	(19,719)	(111,956)
Ending units	76,467	46,834	637,620	179,974	723,718

The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(33,274)	$(84,119)	$(1,269)	$3,906	$1,431
Capital gains distributions received	—	—	—	—	75,440
Net realized gain (loss) on shares redeemed	(42,447)	(92,751)	(1,791)	(12,028)	(842)
Net change in unrealized appreciation (depreciation) on investments	(987,836)	(2,875,361)	(33,741)	(12,025)	(180,744)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,063,557)	(3,052,231)	(36,801)	(20,147)	(104,715)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,572,534	8,921,144	83,396	—	47,306
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(393,746)	(1,125,793)	(10,765)	(2,011)	(39,244)
Net transfers between other subaccounts
or fixed rate option	1,185,112	2,662,793	106,928	3,459	(48,863)
Miscellaneous transactions	(897)	(2,059)	206	(66)	(130)
Other charges	(35,298)	(89,007)	(148)	(230)	(12)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,327,705	10,367,078	179,617	1,152	(40,943)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,264,148	7,314,847	142,816	(18,995)	(145,658)

NET ASSETS
Beginning of period	4,902,733	11,845,629	255,068	100,369	699,760
End of period	$7,166,881	$19,160,476	$397,884	$81,374	$554,102

Beginning units	471,531	1,036,768	25,400	9,483	50,231
Units issued	417,020	1,159,151	22,388	43,501	5,085
Units redeemed	(57,880)	(126,302)	(1,789)	(44,273)	(7,483)
Ending units	830,671	2,069,617	45,999	8,711	47,833

The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio	Vanguard Equity Income Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$8,225	$6,480	$476	$3,019	$5,461
Capital gains distributions received	14,229	37,612	26,743	90,265	42,149
Net realized gain (loss) on shares redeemed	(766)	(2,950)	(1,092)	(7,621)	(2,530)
Net change in unrealized appreciation (depreciation) on investments	(17,829)	(100,993)	(78,274)	(241,134)	(38,915)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,859	(59,851)	(52,147)	(155,471)	6,165

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	41,274	95,955	12,300	8,953	86,481
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,968)	(9,568)	(4,390)	(9,306)	(8,255)
Net transfers between other subaccounts
or fixed rate option	256,989	(168,979)	(38,227)	705,379	353,952
Miscellaneous transactions	—	—	—	—	(27)
Other charges	(162)	(565)	(527)	(1,035)	(865)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	288,133	(83,157)	(30,844)	703,991	431,286

TOTAL INCREASE (DECREASE) IN NET ASSETS	291,992	(143,008)	(82,991)	548,520	437,451

NET ASSETS
Beginning of period	76,132	834,462	359,932	764,674	430,712
End of period	$368,124	$691,454	$276,941	$1,313,194	$868,163

Beginning units	6,814	65,567	26,165	53,856	34,050
Units issued	27,983	9,146	10,953	59,237	43,499
Units redeemed	(2,053)	(16,749)	(13,107)	(7,800)	(8,024)
Ending units	32,744	57,964	24,011	105,293	69,525

The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard International Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	DFA VA Global Moderate Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$5,155	$4,056	$3,254	$(2,196)	$13,789
Capital gains distributions received	172,458	—	3,948	35,217	26,061
Net realized gain (loss) on shares redeemed	(75,507)	(9)	(48,404)	(15,441)	309
Net change in unrealized appreciation (depreciation) on investments	(444,837)	2,899	(21,744)	(255,678)	(230,295)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(342,731)	6,946	(62,946)	(238,098)	(190,136)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	102,436	14,208	251,421	521,881	500,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(16,230)	(7,733)	(1,752)	(1,294)	(2,000)
Net transfers between other subaccounts
or fixed rate option	216,279	931,308	(46,848)	22,140	(125,041)
Miscellaneous transactions	122	25	—	2,621	—
Other charges	(1,216)	(1,287)	(251)	(254)	(1,184)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	301,391	936,521	202,570	545,094	371,775

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,340)	943,467	139,624	306,996	181,639

NET ASSETS
Beginning of period	907,780	321,542	271,976	341,852	1,587,871
End of period	$866,440	$1,265,009	$411,600	$648,848	$1,769,510

Beginning units	61,141	32,717	18,582	22,281	127,183
Units issued	33,356	105,538	24,615	53,676	46,771
Units redeemed	(10,390)	(10,433)	(7,915)	(7,382)	(13,495)
Ending units	84,107	127,822	35,282	68,575	160,459

The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	DFA VA International Small Portfolio	DFA VA International Value Portfolio	ClearBridge Variable Aggressive Growth Portfolio (Class I)	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$8,442	$9,769	$—	$344	$7,995
Capital gains distributions received	6,916	3,273	—	2,402	64,363
Net realized gain (loss) on shares redeemed	(6,080)	(19,777)	—	(2,115)	(2,122)
Net change in unrealized appreciation (depreciation) on investments	(35,235)	(9,902)	—	(6,870)	(117,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,957)	(16,637)	—	(6,239)	(46,846)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	212,385	114,895	—	53,402	359,618
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,201)	(34,124)	—	(444)	(13,974)
Net transfers between other subaccounts
or fixed rate option	55,685	(36,851)	—	(24,199)	33,572
Miscellaneous transactions	—	84	—	—	531
Other charges	(677)	(490)	—	(25)	(851)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	256,192	43,514	—	28,734	378,896

TOTAL INCREASE (DECREASE) IN NET ASSETS	230,235	26,877	—	22,495	332,050

NET ASSETS
Beginning of period	154,125	273,447	—	25,909	420,026
End of period	$384,360	$300,324	$—	$48,404	$752,076

Beginning units	12,035	22,789	—	1,880	31,464
Units issued	28,494	24,676	—	4,123	43,645
Units redeemed	(3,890)	(21,334)	—	(1,964)	(13,537)
Ending units	36,639	26,131	—	4,039	61,572

The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(356)	$460	$2,097	$(1,046)	$11,952
Capital gains distributions received	5,706	1,227	6,677	41,571	420,643
Net realized gain (loss) on shares redeemed	(207)	(17)	(299)	(2,497)	(38,037)
Net change in unrealized appreciation (depreciation) on investments	(40,237)	(1,947)	(22,018)	(174,049)	(169,108)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(35,094)	(277)	(13,543)	(136,021)	225,450

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	352,338	11,459,585
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(131)	—	(7,308)	(172,940)
Net transfers between other subaccounts
or fixed rate option	3,045	22,792	280	10,438	1,434,105
Miscellaneous transactions	—	—	—	(1)	(22,402)
Other charges	(327)	—	(258)	(447)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,718	22,661	22	355,020	12,698,348

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,376)	22,384	(13,521)	218,999	12,923,798

NET ASSETS
Beginning of period	106,855	—	88,847	187,792	303,778
End of period	$74,479	$22,384	$75,326	$406,791	$13,227,576

Beginning units	7,144	—	6,699	12,426	19,408
Units issued	270	2,167	62	30,188	951,536
Units redeemed	(32)	(13)	(62)	(594)	(59,207)
Ending units	7,382	2,154	6,699	42,020	911,737

The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
	1/1/2022	1/3/2022*
	to	to
	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$1,000,145	$(2,041)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	—	2,689
Net change in unrealized appreciation (depreciation) on investments	—	(3,681)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,000,145	(3,033)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	332,180,260	—
Annuity payments	—	—
Surrenders, withdrawals and death benefits	(26,330,515)	(5,565)
Net transfers between other subaccounts
or fixed rate option	(222,143,022)	269,260
Miscellaneous transactions	50,357	—
Other charges	(15,020)	(69)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	83,742,060	263,626

TOTAL INCREASE (DECREASE) IN NET ASSETS	84,742,205	260,593

NET ASSETS
Beginning of period	33,768,202	—
End of period	$118,510,407	$260,593

Beginning units	3,375,315	—
Units issued	22,547,423	77,258
Units redeemed	(14,145,745)	(43,793)
Ending units	11,776,993	33,465
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(971,431)	$(1,451,415)	$(2,575,327)	$(128,411)	$(150,768)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,689,441	20,746,422	742,110	958,632
Net change in unrealized appreciation (depreciation) on investments	—	(4,610,636)	12,287,708	727,457	412,391
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(971,431)	(2,372,610)	30,458,803	1,341,156	1,220,255

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,127,375	1,155,328	464,766	106,973	133,558
Annuity payments	(1,079,368)	(1,570,736)	(1,662,987)	(370,279)	(407,479)
Surrenders, withdrawals and death benefits	(19,744,229)	(13,934,351)	(21,282,812)	(702,160)	(1,205,307)
Net transfers between other subaccounts
or fixed rate option	3,173,100	4,911,769	(3,717,460)	47,085	180,358
Miscellaneous transactions	(25,810)	(890)	(46,831)	(1,234)	(945)
Other charges	(90,091)	(18,429)	(107,764)	—	(125)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,360,977	(9,457,309)	(26,353,088)	(919,615)	(1,299,940)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,389,546	(11,829,919)	4,105,715	421,541	(79,685)

NET ASSETS
Beginning of period	75,654,592	111,320,805	173,976,894	9,056,660	11,080,749
End of period	$77,044,138	$99,490,886	$178,082,609	$9,478,201	$11,001,064

Beginning units	63,611,302	35,328,343	31,433,511	2,239,076	2,977,339
Units issued	24,939,984	818,168	211,168	49,057	53,780
Units redeemed	(29,051,874)	(4,069,383)	(4,590,412)	(275,990)	(412,313)
Ending units	59,499,412	32,077,128	27,054,267	2,012,143	2,618,806
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,850,855)	$(1,662,059)	$(38,405)	$(5,594,608)	$(781,014)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,686,565	3,312,912	(48)	39,794,291	6,054,808
Net change in unrealized appreciation (depreciation) on investments	27,285,380	5,207,941	709,581	73,036,240	2,825,101
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	43,121,090	6,858,794	671,128	107,235,923	8,098,895

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	469,655	658,084	151,114	14,789,894	263,578
Annuity payments	(1,662,415)	(822,107)	(36,640)	(2,012,262)	(349,751)
Surrenders, withdrawals and death benefits	(24,576,013)	(15,003,450)	(281,368)	(47,353,270)	(7,291,095)
Net transfers between other subaccounts
or fixed rate option	(3,316,013)	2,415,231	35,031	(9,373,879)	(917,485)
Miscellaneous transactions	(41,175)	(1,754)	279	(68,008)	(6,524)
Other charges	(223,035)	(132,199)	(154)	(822,164)	(52,201)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,348,996)	(12,886,195)	(131,738)	(44,839,689)	(8,353,478)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,772,094	(6,027,401)	539,390	62,396,234	(254,583)

NET ASSETS
Beginning of period	176,782,100	112,671,816	2,772,381	418,550,482	52,146,074
End of period	$190,554,194	$106,644,415	$3,311,771	$480,946,716	$51,891,491

Beginning units	46,148,178	19,358,708	490,858	63,156,295	13,540,109
Units issued	526,556	437,485	21,650	2,326,489	207,521
Units redeemed	(7,223,815)	(2,660,631)	(63,547)	(10,598,285)	(2,287,659)
Ending units	39,450,919	17,135,562	448,961	54,884,499	11,459,971
The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(5,361,790)	$(918,503)	$(144,883)	$79,803	$(483,200)
Capital gains distributions received	—	—	1,044,240	3,557,467	1,427,044
Net realized gain (loss) on shares redeemed	49,813,902	8,082,498	618,429	1,999,950	2,040,854
Net change in unrealized appreciation (depreciation) on investments	4,936,131	9,406,743	(1,432,367)	5,010,511	11,879,960
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	49,388,243	16,570,738	85,419	10,647,731	14,864,658

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,318,030	2,995,809	62,949	98,301	243,762
Annuity payments	(4,276,824)	(503,406)	(418,519)	(756,724)	(773,991)
Surrenders, withdrawals and death benefits	(41,736,234)	(7,284,858)	(1,908,135)	(5,697,481)	(8,215,335)
Net transfers between other subaccounts
or fixed rate option	(6,050,233)	(788,963)	(303,268)	(883,248)	(1,158,530)
Miscellaneous transactions	(4,825)	(8,468)	3,522	2,231	(6,283)
Other charges	(229,033)	(106,370)	(1,775)	(6,496)	(9,782)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(50,979,119)	(5,696,256)	(2,565,226)	(7,243,417)	(9,920,159)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,590,876)	10,874,482	(2,479,807)	3,404,314	4,944,499

NET ASSETS
Beginning of period	367,735,837	67,813,974	17,759,657	47,262,945	61,366,592
End of period	$366,144,961	$78,688,456	$15,279,850	$50,667,259	$66,311,091

Beginning units	44,193,387	8,148,652	7,401,384	10,587,438	15,937,789
Units issued	628,393	718,295	100,024	149,995	82,476
Units redeemed	(6,361,512)	(1,467,442)	(1,107,759)	(1,574,030)	(2,329,656)
Ending units	38,460,268	7,399,505	6,393,649	9,163,403	13,690,609
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(791,979)	$(137,889)	$(145,978)	$(1,063,397)	$66,868
Capital gains distributions received	3,078,459	—	949,320	10,347,335	—
Net realized gain (loss) on shares redeemed	3,738,489	1,875,435	875,280	6,436,279	1,664,184
Net change in unrealized appreciation (depreciation) on investments	4,435,861	4,123,066	1,828,006	(668,909)	2,394,368
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,460,830	5,860,612	3,506,628	15,051,308	4,125,420

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	158,236	208,304	39,403	474,099	70,434
Annuity payments	(493,505)	(451,168)	(162,014)	(397,719)	(262,284)
Surrenders, withdrawals and death benefits	(6,666,897)	(5,446,734)	(1,542,228)	(9,206,650)	(2,463,466)
Net transfers between other subaccounts
or fixed rate option	(1,003,981)	(1,504,360)	(264,824)	(774,548)	(393,076)
Miscellaneous transactions	(5,686)	2,353	(1,457)	19,339	(4,397)
Other charges	(8,296)	(6,882)	(2,106)	(8,715)	(2,605)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,020,129)	(7,198,487)	(1,933,226)	(9,894,194)	(3,055,394)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,440,701	(1,337,875)	1,573,402	5,157,114	1,070,026

NET ASSETS
Beginning of period	60,007,018	50,513,383	15,961,095	74,028,048	18,931,328
End of period	$62,447,719	$49,175,508	$17,534,497	$79,185,162	$20,001,354

Beginning units	10,969,919	11,790,436	3,265,202	10,743,323	4,347,300
Units issued	22,797	19,585	37,861	126,702	181,363
Units redeemed	(1,368,543)	(1,567,011)	(393,682)	(1,462,962)	(785,753)
Ending units	9,624,173	10,243,010	2,909,381	9,407,063	3,742,910
The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(383,013)	$(597,538)	$(184,383)	$(143,543)	$(1,146,349)
Capital gains distributions received	3,161,744	—	3,316,002	786,748	—
Net realized gain (loss) on shares redeemed	1,176,374	5,607,881	379,663	1,022,014	9,884,880
Net change in unrealized appreciation (depreciation) on investments	(1,722,085)	1,071,647	(221,124)	756,157	6,913,518
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,233,020	6,081,990	3,290,158	2,421,376	15,652,049

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	116,194	167,753	24,933	6,000	440,183
Annuity payments	(267,288)	(637,834)	(289,657)	(14,059)	(186,337)
Surrenders, withdrawals and death benefits	(3,616,160)	(5,121,469)	(2,504,131)	(1,242,622)	(9,043,852)
Net transfers between other subaccounts
or fixed rate option	(1,387,659)	(1,056,940)	(495,314)	34,757	(4,280,252)
Miscellaneous transactions	23,935	(9,571)	(1,776)	367	(7,100)
Other charges	(3,318)	(5,755)	(2,529)	(883)	(158,899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,134,296)	(6,663,816)	(3,268,474)	(1,216,440)	(13,236,257)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,901,276)	(581,826)	21,684	1,204,936	2,415,792

NET ASSETS
Beginning of period	28,340,614	42,559,236	20,214,540	9,931,408	67,045,172
End of period	$25,439,338	$41,977,410	$20,236,224	$11,136,344	$69,460,964

Beginning units	4,762,142	8,380,460	7,836,973	3,770,791	19,333,299
Units issued	228,541	48,072	26,968	462,642	644,200
Units redeemed	(1,031,508)	(1,269,678)	(1,111,818)	(900,596)	(3,915,520)
Ending units	3,959,175	7,158,854	6,752,123	3,332,837	16,061,979
The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(176,023)	$(1,731,117)	$(509,622)	$(3,128,376)	$(46,334,154)
Capital gains distributions received	559,075	—	—	—	—
Net realized gain (loss) on shares redeemed	894,117	16,640,291	3,552,036	23,086,629	89,459,816
Net change in unrealized appreciation (depreciation) on investments	521,084	(5,318,427)	327,025	64,789,623	121,050,809
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,798,253	9,590,747	3,369,439	84,747,876	164,176,471

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,362	232,945	66,191	2,976,152	1,235,614
Annuity payments	(44,776)	(275,594)	(241,277)	(220,549)	(1,008,462)
Surrenders, withdrawals and death benefits	(1,553,146)	(15,531,546)	(4,946,335)	(20,460,227)	(265,638,216)
Net transfers between other subaccounts
or fixed rate option	(48,213)	(3,739,747)	(221,291)	(21,629,864)	2,092,041,294
Miscellaneous transactions	(1,906)	(2,737)	1,703	(20,979)	(25,300)
Other charges	(25,618)	(218,995)	(63,681)	(2,031,494)	(35,826,633)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,671,297)	(19,535,674)	(5,404,690)	(41,386,961)	1,790,778,297

TOTAL INCREASE (DECREASE) IN NET ASSETS	126,956	(9,944,927)	(2,035,251)	43,360,915	1,954,954,768

NET ASSETS
Beginning of period	10,649,491	112,875,338	32,179,743	223,299,896	1,414,007,797
End of period	$10,776,447	$102,930,411	$30,144,492	$266,660,811	$3,368,962,565

Beginning units	3,104,096	18,626,894	11,417,185	10,060,325	87,356,124
Units issued	43,083	216,069	392,032	1,143,722	142,616,226
Units redeemed	(447,469)	(3,168,784)	(2,027,516)	(2,589,167)	(32,506,955)
Ending units	2,699,710	15,674,179	9,781,701	8,614,880	197,465,395
The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(9,414,333)	$(2,642,779)	$(2,697,964)	$(1,878,963)	$(9,053,626)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	58,193,305	10,323,806	24,164,188	18,070,961	75,098,863
Net change in unrealized appreciation (depreciation) on investments	112,230,988	3,610,155	(25,706,734)	19,659,929	(4,626,922)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	161,009,960	11,291,182	(4,240,510)	35,851,927	61,418,315

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,186,162	5,124,811	2,278,883	1,925,725	6,325,665
Annuity payments	(316,476)	(101,784)	(81,080)	(88,093)	(279,939)
Surrenders, withdrawals and death benefits	(62,808,562)	(21,673,958)	(18,255,269)	(13,299,353)	(61,690,887)
Net transfers between other subaccounts
or fixed rate option	(66,682,710)	8,215,124	693,922	(6,069,052)	(18,808,377)
Miscellaneous transactions	16,167	2,282	3,371	1,513	(25,903)
Other charges	(6,419,214)	(1,554,175)	(1,665,175)	(1,175,684)	(5,679,603)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(130,024,633)	(9,987,700)	(17,025,348)	(18,704,944)	(80,159,044)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,985,327	1,303,482	(21,265,858)	17,146,983	(18,740,729)

NET ASSETS
Beginning of period	722,108,316	222,485,528	214,363,985	126,028,259	694,961,466
End of period	$753,093,643	$223,789,010	$193,098,127	$143,175,242	$676,220,737

Beginning units	40,082,742	13,873,681	6,330,445	6,132,478	21,151,928
Units issued	3,311,750	2,504,277	1,062,511	1,312,370	2,651,853
Units redeemed	(9,638,103)	(3,033,693)	(1,509,832)	(2,043,632)	(4,772,915)
Ending units	33,756,389	13,344,265	5,883,124	5,401,216	19,030,866
The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(5,459,338)	$(6,385,616)	$(3,607,219)	$(5,998,701)	$(2,505,815)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	69,224,967	62,017,117	37,379,681	42,076,227	2,764,476
Net change in unrealized appreciation (depreciation) on investments	54,748,139	18,911,214	25,940,011	82,042,473	(3,941,874)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	118,513,768	74,542,715	59,712,473	118,119,999	(3,683,213)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,356,965	4,052,966	6,649,289	5,009,595	8,047,095
Annuity payments	(272,658)	(89,989)	(121,988)	(232,391)	(531,486)
Surrenders, withdrawals and death benefits	(43,856,729)	(44,707,885)	(27,065,396)	(37,655,604)	(27,162,200)
Net transfers between other subaccounts
or fixed rate option	(52,238,087)	(22,260,687)	(23,703,056)	53,364,553	12,626,323
Miscellaneous transactions	(17,252)	(21,017)	(3,110)	(11,773)	3,058
Other charges	(4,076,775)	(3,681,046)	(2,167,068)	(3,825,548)	(1,396,933)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(95,104,536)	(66,707,658)	(46,411,329)	16,648,832	(8,414,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,409,232	7,835,057	13,301,144	134,768,831	(12,097,356)

NET ASSETS
Beginning of period	456,870,815	463,953,041	293,573,142	340,471,073	203,814,207
End of period	$480,280,047	$471,788,098	$306,874,286	$475,239,904	$191,716,851

Beginning units	20,700,942	11,729,310	7,886,333	16,156,536	19,290,034
Units issued	2,265,909	1,295,777	1,143,448	6,107,692	4,947,199
Units redeemed	(5,754,523)	(2,713,009)	(2,017,097)	(5,080,751)	(5,873,739)
Ending units	17,212,328	10,312,078	7,012,684	17,183,477	18,363,494

The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,398,468)	$(175,948,010)	$(5,595,243)	$(3,410,172)	$(22,390,508)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,593,694	847,619,016	36,239,281	16,265,512	91,546,925
Net change in unrealized appreciation (depreciation) on investments	31,996,834	578,658,915	33,526,052	8,552,266	78,468,443
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	48,192,060	1,250,329,921	64,170,090	21,407,606	147,624,860

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,919,068	10,209,034	4,570,876	692,595	1,275,654
Annuity payments	(279,895)	(2,920,826)	(362,289)	(84,884)	(246,628)
Surrenders, withdrawals and death benefits	(21,494,456)	(1,025,684,215)	(36,822,443)	(22,320,650)	(128,137,409)
Net transfers between other subaccounts
or fixed rate option	(22,202,136)	3,136,047,337	(16,976,596)	1,114,690	(6,037,386)
Miscellaneous transactions	8,592	65,714	(3,433)	1,337	(13,742)
Other charges	(2,306,977)	(131,170,081)	(3,705,555)	(2,110,654)	(16,809,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(44,355,804)	1,986,546,963	(53,299,440)	(22,707,566)	(149,969,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,836,256	3,236,876,884	10,870,650	(1,299,960)	(2,344,194)

NET ASSETS
Beginning of period	236,497,676	11,461,947,665	440,204,378	235,886,068	1,483,961,512
End of period	$240,333,932	$14,698,824,549	$451,075,028	$234,586,108	$1,481,617,318

Beginning units	23,646,910	574,902,435	17,709,033	14,571,025	92,866,838
Units issued	2,548,661	189,244,349	1,407,070	1,750,780	7,231,326
Units redeemed	(6,657,526)	(100,295,629)	(3,288,569)	(3,154,799)	(16,479,662)
Ending units	19,538,045	663,851,155	15,827,534	13,167,006	83,618,502
The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(148,906,440)	$(41,854,756)	$(113,265,832)	$(63,412,998)	$(186,118,193)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	666,758,157	131,024,992	512,715,529	264,394,365	668,420,475
Net change in unrealized appreciation (depreciation) on investments	891,446,208	184,356,881	434,556,403	(7,693,217)	1,327,419,681
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,409,297,925	273,527,117	834,006,100	193,288,150	1,809,721,963

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,017,952	2,016,834	16,364,833	7,705,652	6,989,920
Annuity payments	(1,435,416)	(338,120)	(5,622,327)	(8,208,766)	(3,740,128)
Surrenders, withdrawals and death benefits	(757,998,315)	(214,020,883)	(627,524,896)	(468,736,429)	(1,005,572,852)
Net transfers between other subaccounts
or fixed rate option	(108,538,271)	(38,665,515)	(80,143,384)	(10,795,899)	(230,836,828)
Miscellaneous transactions	(33,058)	(2,626)	(182,570)	(9,777)	(186,641)
Other charges	(99,609,415)	(27,011,391)	(77,287,760)	(42,787,395)	(144,334,828)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(959,596,523)	(278,021,701)	(774,396,104)	(522,832,614)	(1,377,681,357)

TOTAL INCREASE (DECREASE) IN NET ASSETS	449,701,402	(4,494,584)	59,609,996	(329,544,464)	432,040,606

NET ASSETS
Beginning of period	9,641,762,466	2,680,162,648	7,752,708,117	4,402,594,618	12,604,378,004
End of period	$10,091,463,868	$2,675,668,064	$7,812,318,113	$4,073,050,154	$13,036,418,610

Beginning units	462,882,896	185,426,353	406,938,794	272,148,920	677,603,408
Units issued	20,179,854	15,066,599	16,024,533	19,211,501	34,234,196
Units redeemed	(63,840,978)	(34,082,823)	(55,025,126)	(51,946,895)	(104,848,044)
Ending units	419,221,772	166,410,129	367,938,201	239,413,526	606,989,560
The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(94,371,399)	$(16,177,278)	$(4,195,670)	$(4,647,355)	$(22,815,868)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	523,639,232	156,447,688	—	46,434,112	36,578,504
Net change in unrealized appreciation (depreciation) on investments	319,401,756	39,756,635	—	(29,097,245)	(54,717,210)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	748,669,589	180,027,045	(4,195,670)	12,689,512	(40,954,574)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,808,920	17,114,182	11,183,570	5,317,585	9,061,063
Annuity payments	(1,353,048)	(426,688)	(708,777)	(157,469)	(1,228,961)
Surrenders, withdrawals and death benefits	(581,564,693)	(110,652,384)	(1,205,122,362)	(33,705,903)	(166,128,940)
Net transfers between other subaccounts
or fixed rate option	(132,887,493)	(49,571,729)	1,140,111,093	(4,084,555)	176,407,367
Miscellaneous transactions	(21,165)	(4,799)	48,681	(2,861)	8,032
Other charges	(68,760,871)	(9,430,599)	(1,997,885)	(2,682,437)	(14,672,600)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(781,778,350)	(152,972,017)	(56,485,680)	(35,315,640)	3,445,961

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,108,761)	27,055,028	(60,681,350)	(22,626,128)	(37,508,613)

NET ASSETS
Beginning of period	6,421,614,675	1,198,109,267	394,114,367	357,294,675	1,628,565,402
End of period	$6,388,505,914	$1,225,164,295	$333,433,017	$334,668,547	$1,591,056,789

Beginning units	320,430,398	26,176,568	42,575,497	9,192,141	124,641,967
Units issued	17,499,289	3,097,608	44,214,092	1,517,786	23,180,303
Units redeemed	(55,163,558)	(5,572,731)	(50,581,518)	(2,235,790)	(23,692,949)
Ending units	282,766,129	23,701,445	36,208,071	8,474,137	124,129,321
The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,757,471)	$(3,581,606)	$(15,247,322)	$(17,787,505)	$(982,395)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,669,993	28,058,837	32,099,078	30,916,869	5,995,038
Net change in unrealized appreciation (depreciation) on investments	4,338,306	11,079,988	(55,028,443)	(61,431,891)	11,679,541
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,250,828	35,557,219	(38,176,687)	(48,302,527)	16,692,184

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,929,274	4,114,279	28,053	6,905,228	1,204,804
Annuity payments	(55,488)	(61,946)	(605,870)	(850,772)	(12,565)
Surrenders, withdrawals and death benefits	(11,084,886)	(24,461,220)	(75,658,552)	(124,582,675)	(6,153,283)
Net transfers between other subaccounts
or fixed rate option	3,244,383	(7,051,145)	(57,483,377)	160,482,187	(6,177,971)
Miscellaneous transactions	210	62,805	9,521	22,595	(1,874)
Other charges	(1,027,576)	(2,768,330)	(13,393,570)	(12,524,434)	(658,125)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,994,083)	(30,165,557)	(147,103,795)	29,452,129	(11,799,014)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,256,745	5,391,662	(185,280,482)	(18,850,398)	4,893,170

NET ASSETS
Beginning of period	133,174,112	319,509,122	1,150,344,209	1,381,143,985	70,616,878
End of period	$134,430,857	$324,900,784	$965,063,727	$1,362,293,587	$75,510,048

Beginning units	10,617,433	14,819,852	67,532,977	94,750,142	4,067,443
Units issued	1,358,941	1,502,813	50,399,950	18,795,572	550,306
Units redeemed	(1,931,390)	(2,754,257)	(59,025,317)	(17,214,002)	(1,127,216)
Ending units	10,044,984	13,568,408	58,907,610	96,331,712	3,490,533
The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Services
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,515,804)	$(4,417,700)	$(57,752,336)	$(37,720,847)	$(9,634)
Capital gains distributions received	—	—	—	—	75,016
Net realized gain (loss) on shares redeemed	13,435,067	41,987,516	250,199,505	164,759,198	52,525
Net change in unrealized appreciation (depreciation) on investments	(12,527,557)	38,787,069	176,142,366	138,251,140	(16,036)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,608,294)	76,356,885	368,589,535	265,289,491	101,871

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,770,102	3,821,282	1,634,870	1,490,793	—
Annuity payments	(59,770)	(184,130)	(847,517)	(840,565)	—
Surrenders, withdrawals and death benefits	(18,255,387)	(25,775,033)	(346,771,984)	(187,836,120)	(474,493)
Net transfers between other subaccounts
or fixed rate option	14,142,616	(40,444,194)	(61,949,508)	(28,437,088)	(143,005)
Miscellaneous transactions	8,020	(1,602)	(5,805)	6,484	(302)
Other charges	(2,431,895)	(2,952,691)	(45,431,920)	(28,895,486)	(6,494)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,826,314)	(65,536,368)	(453,371,864)	(244,511,982)	(624,294)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,434,608)	10,820,517	(84,782,329)	20,777,509	(522,423)

NET ASSETS
Beginning of period	262,116,420	326,189,811	4,004,115,091	2,547,203,412	1,206,203
End of period	$254,681,812	$337,010,328	$3,919,332,762	$2,567,980,921	$683,780

Beginning units	24,148,345	14,037,719	235,816,565	137,600,497	29,094
Units issued	4,279,721	1,556,162	11,286,850	8,024,012	977
Units redeemed	(4,830,535)	(3,862,105)	(37,269,962)	(20,883,249)	(14,339)
Ending units	23,597,531	11,731,776	209,833,453	124,741,260	15,732
The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,905)	$(8,572)	$(29,164)	$(6,482)	$(10,626)
Capital gains distributions received	18,852	48,212	208,618	29,679	83,973
Net realized gain (loss) on shares redeemed	76,634	42,160	95,243	35,036	43,737
Net change in unrealized appreciation (depreciation) on investments	(31,478)	101,843	190,705	23,319	28,120
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	61,103	183,643	465,402	81,552	145,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18,932)	(26,857)	(399,698)	(13,287)	(54,616)
Net transfers between other subaccounts
or fixed rate option	(209,627)	(72,768)	(129,889)	(75,497)	40,267
Miscellaneous transactions	(16)	—	34	—	(16)
Other charges	(2,689)	(6,325)	(17,221)	(3,738)	(5,458)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(231,264)	(105,950)	(546,774)	(92,522)	(19,823)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(170,161)	77,693	(81,372)	(10,970)	125,381

NET ASSETS
Beginning of period	505,981	687,905	2,470,657	563,133	901,015
End of period	$335,820	$765,598	$2,389,285	$552,163	$1,026,396

Beginning units	18,556	46,066	76,774	20,849	35,524
Units issued	2,730	4,595	6,435	738	5,320
Units redeemed	(10,935)	(10,627)	(21,088)	(3,577)	(6,746)
Ending units	10,351	40,034	62,121	18,010	34,098

The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(7,198)	$(4,372)	$(7,854)	$(4,059)	$(431)
Capital gains distributions received	—	—	51,917	—	—
Net realized gain (loss) on shares redeemed	38,451	17,039	28,800	21,912	2,185
Net change in unrealized appreciation (depreciation) on investments	128,381	98,875	65,718	51,300	16,061
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	159,634	111,542	138,581	69,153	17,815

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(77,320)	(21,652)	(18,942)	(15,640)	(5,320)
Net transfers between other subaccounts
or fixed rate option	111,507	(1,490)	(23,371)	123,848	21,215
Miscellaneous transactions	—	3	(97)	62	—
Other charges	(4,830)	(3,238)	(4,223)	(2,630)	(770)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	29,357	(26,377)	(46,633)	105,640	15,125

TOTAL INCREASE (DECREASE) IN NET ASSETS	188,991	85,165	91,948	174,793	32,940

NET ASSETS
Beginning of period	610,600	324,060	717,230	237,573	103,659
End of period	$799,591	$409,225	$809,178	$412,366	$136,599

Beginning units	31,311	19,400	24,296	11,820	8,491
Units issued	9,322	5,972	2,771	7,887	2,688
Units redeemed	(8,053)	(7,304)	(4,319)	(4,057)	(1,411)
Ending units	32,580	18,068	22,748	15,650	9,768
The accompanying notes are an integral part of these financial statements.
A113

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	Allspring VT International Equity Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$2,260	$(22,095)	$(2,939)	$(5,688,651)	$(297)
Capital gains distributions received	—	212,243	—	—	—
Net realized gain (loss) on shares redeemed	(7,338)	64,353	23,502	61,735,316	(5,199)
Net change in unrealized appreciation (depreciation) on investments	82,136	138,263	253,734	7,149,215	12,850
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	77,058	392,764	274,297	63,195,880	7,354

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	6,828,897	—
Annuity payments	—	—	—	(73,808)	—
Surrenders, withdrawals and death benefits	(21,076)	(52,960)	(34,380)	(42,232,173)	(6,770)
Net transfers between other subaccounts
or fixed rate option	(24,082)	(184,392)	(26,817)	(23,604,749)	(577)
Miscellaneous transactions	57	(31)	—	(20,423)	—
Other charges	(5,369)	(9,685)	(7,265)	(3,458,094)	(318)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(50,470)	(247,068)	(68,462)	(62,560,350)	(7,665)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,588	145,696	205,835	635,530	(311)

NET ASSETS
Beginning of period	562,637	1,485,827	1,300,761	451,663,857	125,448
End of period	$589,225	$1,631,523	$1,506,596	$452,299,387	$125,137

Beginning units	28,794	45,010	68,611	10,531,917	6,751
Units issued	2,883	921	4,001	1,700,724	50
Units redeemed	(5,451)	(7,279)	(7,378)	(2,819,010)	(431)
Ending units	26,226	38,652	65,234	9,413,631	6,370
The accompanying notes are an integral part of these financial statements.
A114

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(10,911)	$(7,282)	$(583,572)	$(11,949,843)	$(27,208,129)
Capital gains distributions received	70,522	44,475	—	—	—
Net realized gain (loss) on shares redeemed	123,614	23,356	134,728	75,223,593	107,938,104
Net change in unrealized appreciation (depreciation) on investments	(94,220)	(34,102)	(439,496)	110,183,893	97,587,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	89,005	26,447	(888,340)	173,457,643	178,317,514

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	30,066,003	1,567,994
Annuity payments	—	—	(132,891)	(77,872)	(2,230,506)
Surrenders, withdrawals and death benefits	(163,599)	(18,294)	(5,178,676)	(126,431,907)	(148,213,056)
Net transfers between other subaccounts
or fixed rate option	(125,778)	(6,853)	44,433,872	(8,638,337)	(12,335,400)
Miscellaneous transactions	(329)	—	3,138	22,987	(6,327)
Other charges	(1,333)	(520)	(18,383)	(4,107,941)	(19,661,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(291,039)	(25,667)	39,107,060	(109,167,067)	(180,878,738)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(202,034)	780	38,218,720	64,290,576	(2,561,224)

NET ASSETS
Beginning of period	752,655	416,687	16,238,770	1,249,336,919	1,847,481,806
End of period	$550,621	$417,467	$54,457,490	$1,313,627,495	$1,844,920,582

Beginning units	99,176	9,877	1,310,460	75,101,538	130,978,783
Units issued	1,213	480	3,632,959	3,885,207	9,993,474
Units redeemed	(36,998)	(1,030)	(354,100)	(9,217,274)	(22,713,992)
Ending units	63,391	9,327	4,589,319	69,769,471	118,258,265
The accompanying notes are an integral part of these financial statements.
A115

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(15,926)	$(5,231,892)	$(81,173)	$(13,288,280)	$(78,614)
Capital gains distributions received	59,033	—	—	—	—
Net realized gain (loss) on shares redeemed	130,501	7,905,241	205,885	44,616,529	227,549
Net change in unrealized appreciation (depreciation) on investments	58,690	(13,896,346)	(279,446)	85,379,713	(532,815)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	232,298	(11,222,997)	(154,734)	116,707,962	(383,880)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,162,972	—	2,525,683	816,309
Annuity payments	—	(211,780)	—	(213,615)	—
Surrenders, withdrawals and death benefits	(303,149)	(47,487,506)	(945,077)	(63,730,540)	(943,073)
Net transfers between other subaccounts
or fixed rate option	(42,739)	46,401,923	1,242,878	19,311,314	392,570
Miscellaneous transactions	3	8,362	(412)	(526)	(310)
Other charges	(1,866)	(3,779,173)	(3,714)	(11,284,718)	(33,807)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(347,751)	(905,202)	293,675	(53,392,402)	231,689

TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,453)	(12,128,199)	138,941	63,315,560	(152,191)

NET ASSETS
Beginning of period	1,114,357	448,549,329	4,509,990	902,132,073	9,949,259
End of period	$998,904	$436,421,130	$4,648,931	$965,447,633	$9,797,068

Beginning units	36,822	35,983,698	414,632	54,398,886	825,020
Units issued	134	8,251,394	187,831	4,470,524	223,415
Units redeemed	(10,211)	(8,496,092)	(154,358)	(7,602,394)	(201,115)
Ending units	26,745	35,739,000	448,105	51,267,016	847,320
The accompanying notes are an integral part of these financial statements.
A116

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,078,906)	$(11,838)	$(2,415,757)	$(290,337,981)	$(1,062,197)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,449,541	39,054	14,103,981	339,618,970	2,456,127
Net change in unrealized appreciation (depreciation) on investments	39,106,123	(53,913)	30,505,140	(420,130,547)	23,064,601
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	52,476,758	(26,697)	42,193,364	(370,849,558)	24,458,531

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,910,351	—	1,441,176	2,427,026	1,940,527
Annuity payments	(60,796)	—	(37,988)	(532,188)	—
Surrenders, withdrawals and death benefits	(18,711,867)	(103,814)	(16,215,113)	(1,042,583,670)	(7,070,663)
Net transfers between other subaccounts
or fixed rate option	(5,022,167)	(952,113)	(4,286,857)	393,697	252,130,947
Miscellaneous transactions	(4,767)	1	584	74,345	9,106
Other charges	(1,964,430)	(257)	(1,507,458)	(1,602,660)	(613,727)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,853,676)	(1,056,183)	(20,605,656)	(1,041,823,450)	246,396,190

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,623,082	(1,082,880)	21,587,708	(1,412,673,008)	270,854,721

NET ASSETS
Beginning of period	228,836,775	1,428,413	179,574,859	16,087,143,580	43,236,592
End of period	$260,459,857	$345,533	$201,162,567	$14,674,470,572	$314,091,313

Beginning units	11,094,781	131,693	9,007,153	1,200,377,231	2,174,725
Units issued	1,633,922	28,399	1,272,943	3,642,991	11,543,505
Units redeemed	(2,370,462)	(127,125)	(2,149,679)	(83,573,388)	(824,963)
Ending units	10,358,241	32,967	8,130,417	1,120,446,834	12,893,267
The accompanying notes are an integral part of these financial statements.
A117

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(27,858)	$(45,589,621)	$(916,465)	$(672,754)	$(7,697,735)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	79,810	75,236,796	5,126,572	3,342,380	11,214,661
Net change in unrealized appreciation (depreciation) on investments	(124,738)	398,579,816	13,231,977	10,637,351	93,550,079
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(72,786)	428,226,991	17,442,084	13,306,977	97,067,005

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,944,079	3,825,091	2,899,927	200,447
Annuity payments	—	(81,079)	—	—	—
Surrenders, withdrawals and death benefits	(83,752)	(120,156,157)	(7,291,190)	(6,090,694)	(16,155,032)
Net transfers between other subaccounts
or fixed rate option	(1,566,442)	(24,217,852)	(4,677,453)	(3,925,168)	(263,816)
Miscellaneous transactions	32	(12,932)	1,655	1,998	1,719
Other charges	(410)	(40,921,608)	(687,497)	(546,388)	(7,182,884)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,650,572)	(177,445,549)	(8,829,394)	(7,660,325)	(23,399,566)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,723,358)	250,781,442	8,612,690	5,646,652	73,667,439

NET ASSETS
Beginning of period	2,808,487	3,080,473,390	142,737,411	108,310,937	513,153,049
End of period	$1,085,129	$3,331,254,832	$151,350,101	$113,957,589	$586,820,488

Beginning units	220,420	188,340,685	8,977,352	7,540,416	38,487,233
Units issued	70,743	828,699	422,542	284,697	624,258
Units redeemed	(200,177)	(10,698,105)	(844,122)	(736,560)	(2,198,635)
Ending units	90,986	178,471,279	8,555,772	7,088,553	36,912,856
The accompanying notes are an integral part of these financial statements.
A118

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(124,366)	$(2,148,730)	$(63,156)	$159,995	$449,361
Capital gains distributions received	—	—	—	11,408,319	75,120
Net realized gain (loss) on shares redeemed	372,051	(96,145)	157,011	774,255	183,451
Net change in unrealized appreciation (depreciation) on investments	(623,429)	(2,754,127)	1,073,808	(8,559,950)	893,777
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(375,744)	(4,999,002)	1,167,663	3,782,619	1,601,709

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,527,297	503,724	2,756,751	760,155
Annuity payments	—	(198,718)	—	—	—
Surrenders, withdrawals and death benefits	(1,059,728)	(14,611,835)	(385,810)	(1,928,192)	(1,149,312)
Net transfers between other subaccounts
or fixed rate option	(3,643,029)	16,014,811	81,653	(599,019)	670,828
Miscellaneous transactions	(1,924)	2,139	729	3,829	664
Other charges	(3,016)	(1,648,099)	(48,074)	(314,720)	(116,783)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,707,697)	3,085,595	152,222	(81,351)	165,552

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,083,441)	(1,913,407)	1,319,885	3,701,268	1,767,261

NET ASSETS
Beginning of period	9,088,942	199,922,121	10,110,038	65,021,641	21,174,753
End of period	$4,005,501	$198,008,714	$11,429,923	$68,722,909	$22,942,014

Beginning units	811,455	18,520,705	848,093	4,459,269	1,657,537
Units issued	257,715	3,141,255	74,965	354,449	159,612
Units redeemed	(691,664)	(2,849,678)	(61,508)	(330,582)	(139,156)
Ending units	377,506	18,812,282	861,550	4,483,136	1,677,993
The accompanying notes are an integral part of these financial statements.
A119

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(190,350)	$(40,144)	$(202,753)	$(480)	$(16,744,609)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	82,806	478,083	(15,760)	(205)	19,389,312
Net change in unrealized appreciation (depreciation) on investments	(531,853)	(832,029)	(133,234)	(820)	158,693,987
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(639,397)	(394,090)	(351,747)	(1,505)	161,338,690

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,649	—	—	4,094,080
Annuity payments	—	(164,557)	—	—	—
Surrenders, withdrawals and death benefits	(1,199,113)	(644,705)	(1,886,010)	—	(24,987,768)
Net transfers between other subaccounts
or fixed rate option	(2,140,633)	(320,173)	22,322,118	(13,464)	(2,735,103)
Miscellaneous transactions	59	232	13	3	(4,046)
Other charges	(3,812)	(17,164)	(1,401)	(35)	(16,430,900)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,343,499)	(1,138,718)	20,434,720	(13,496)	(40,063,737)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,982,896)	(1,532,808)	20,082,973	(15,001)	121,274,953

NET ASSETS
Beginning of period	11,975,450	6,113,896	489	37,569	1,227,832,533
End of period	$7,992,554	$4,581,088	$20,083,462	$22,568	$1,349,107,486

Beginning units	1,049,495	418,305	41	3,155	89,194,772
Units issued	404,640	41,518	2,237,551	613	603,493
Units redeemed	(705,085)	(115,209)	(427,148)	(1,765)	(3,271,896)
Ending units	749,050	344,614	1,810,444	2,003	86,526,369

The accompanying notes are an integral part of these financial statements.
A120

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(568,844)	$(4,087,242)	$(2,746,076)	$(41,960)	$(36,142)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	211,475	3,033,611	2,551,898	3,813	1,667
Net change in unrealized appreciation (depreciation) on investments	(1,988,770)	41,681,336	21,143,218	(46,563)	(31,292)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,346,139)	40,627,705	20,949,040	(84,710)	(65,767)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	41	2,459,533	1,067,912	371,147	257,319
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,061,880)	(3,385,231)	(4,434,093)	(139,498)	(175,053)
Net transfers between other subaccounts
or fixed rate option	(17,164,324)	3,697,213	526,420	(104,260)	(914)
Miscellaneous transactions	(1,124)	(17,531)	(8,628)	195	18
Other charges	(12,115)	(3,754,292)	(2,771,737)	(497)	(274)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(23,239,402)	(1,000,308)	(5,620,126)	127,087	81,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,585,541)	39,627,397	15,328,914	42,377	15,329

NET ASSETS
Beginning of period	43,328,661	279,518,791	207,230,704	3,384,224	2,946,984
End of period	$17,743,120	$319,146,188	$222,559,618	$3,426,601	$2,962,313

Beginning units	3,435,015	19,637,368	15,395,101	315,002	274,048
Units issued	596,184	446,816	215,477	36,243	25,629
Units redeemed	(2,535,521)	(492,243)	(604,224)	(24,589)	(18,231)
Ending units	1,495,678	19,591,941	15,006,354	326,656	281,446
The accompanying notes are an integral part of these financial statements.
A121

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Bond Portfolio 2031	Fidelity® VIP Contrafund® Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(56,012)	$(80,041)	$(47,193)	$(1,209,269)	$(619)
Capital gains distributions received	—	—	—	—	55,184
Net realized gain (loss) on shares redeemed	1,531	5,888	(549)	(2,282,025)	339
Net change in unrealized appreciation (depreciation) on investments	(40,867)	(55,762)	(57,462)	71,697	(27,750)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(95,348)	(129,915)	(105,204)	(3,419,597)	27,154

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	365,865	403,330	424,272	288	665,022
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(99,549)	(149,679)	(182,675)	(9,391,017)	(1,539)
Net transfers between other subaccounts
or fixed rate option	139,726	135,224	15,818	(7,649,352)	34,010
Miscellaneous transactions	21	103	28	(1,786)	—
Other charges	(235)	(1,216)	(495)	(34,480)	(132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	405,828	387,762	256,948	(17,076,347)	697,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	310,480	257,847	151,744	(20,495,944)	724,515

NET ASSETS
Beginning of period	4,361,033	6,227,837	3,848,385	58,918,690	11,057
End of period	$4,671,513	$6,485,684	$4,000,129	$38,422,746	$735,572

Beginning units	405,948	578,164	350,158	5,311,877	912
Units issued	50,005	52,477	40,432	5,647,103	47,009
Units redeemed	(11,817)	(16,397)	(17,247)	(7,249,766)	(297)
Ending units	444,136	614,244	373,343	3,709,214	47,624
The accompanying notes are an integral part of these financial statements.
A122

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,542)	$(221)	$6,888	$(764)	$16,846
Capital gains distributions received	30,096	9,711	7,907	50,759	56,753
Net realized gain (loss) on shares redeemed	1,372	9	(58)	(600)	2,092
Net change in unrealized appreciation (depreciation) on investments	(12,494)	(294)	(14,877)	(66,489)	66,701
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,432	9,205	(140)	(17,094)	142,392

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	461,668	23,434	257,885	225,385	176,248
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,943)	(286)	(8,623)	(4,272)	(30,651)
Net transfers between other subaccounts
or fixed rate option	96,858	18,256	152,654	157,464	6,175
Miscellaneous transactions	(2)	—	16	15	33
Other charges	(655)	—	(228)	(644)	(4,403)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	547,926	41,404	401,704	377,948	147,402

TOTAL INCREASE (DECREASE) IN NET ASSETS	565,358	50,609	401,564	360,854	289,794

NET ASSETS
Beginning of period	108,464	27,012	50,725	7,122	935,266
End of period	$673,822	$77,621	$452,289	$367,976	$1,225,060

Beginning units	7,092	2,037	4,771	512	86,929
Units issued	33,698	2,749	38,872	25,884	16,167
Units redeemed	(1,288)	(17)	(679)	(346)	(2,925)
Ending units	39,502	4,769	42,964	26,050	100,171

The accompanying notes are an integral part of these financial statements.
A123

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio	Vanguard Real Estate Index Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$8,527	$(1,153)	$155	$(3,116)	$(1,636)
Capital gains distributions received	25	2,157	850	4,625	1,472
Net realized gain (loss) on shares redeemed	(450)	2,509	(63)	1,030	1,699
Net change in unrealized appreciation (depreciation) on investments	(11,092)	50,245	(3,340)	87,922	114,359
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,990)	53,758	(2,398)	90,461	115,894

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	313,496	198,240	177,740	737,581	458,346
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(26,202)	(3,647)	(2,514)	(8,629)	(7,884)
Net transfers between other subaccounts
or fixed rate option	34,774	215,778	148,849	391,943	380,867
Miscellaneous transactions	(9)	43	25	384	186
Other charges	(285)	(429)	(269)	(802)	(632)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	321,774	409,985	323,831	1,120,477	830,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	318,784	463,743	321,433	1,210,938	946,777

NET ASSETS
Beginning of period	57,195	51,739	2,954	14,751	28,661
End of period	$375,979	$515,482	$324,387	$1,225,689	$975,438

Beginning units	5,429	4,566	286	1,299	3,253
Units issued	32,340	32,934	32,296	87,574	78,276
Units redeemed	(1,603)	(1,869)	(356)	(1,447)	-2064
Ending units	36,166	35,631	32,226	87,426	79,465

The accompanying notes are an integral part of these financial statements.
A124

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Conservative Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,700)	$(1,189)	$(2,971)	$(5,073)	$(638)
Capital gains distributions received	466	1,539	14,116	3,311	2,600
Net realized gain (loss) on shares redeemed	57	47	2,541	501	150
Net change in unrealized appreciation (depreciation) on investments	338	(3,767)	153,926	105,062	7,588
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(839)	(3,370)	167,612	103,801	9,700

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	913,267	905,570	902,948	1,414,719	166,501
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(16,659)	(22,985)	(25,720)	(7,769)	(4,025)
Net transfers between other subaccounts
or fixed rate option	197,337	347,577	268,232	631,583	207,486
Miscellaneous transactions	13	438	(26)	36	—
Other charges	(931)	(1,204)	(2,008)	(1,410)	(72)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,093,027	1,229,396	1,143,426	2,037,159	369,890

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,092,188	1,226,026	1,311,038	2,140,960	379,590

NET ASSETS
Beginning of period	25,811	71,366	131,562	61,813	75,346
End of period	$1,117,999	$1,297,392	$1,442,600	$2,202,773	$454,936

Beginning units	2,478	6,340	11,386	5,761	6,933
Units issued	108,846	101,934	91,048	169,308	33,245
Units redeemed	(1,281)	(1,243)	(2,346)	-1316	(361)
Ending units	110,043	107,031	100,088	173,753	39,817

The accompanying notes are an integral part of these financial statements.
A125

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio	American Funds IS Asset Allocation Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,267)	$(335)	$490	$(96)	$60,640
Capital gains distributions received	14,416	—	6,610	755	36,149
Net realized gain (loss) on shares redeemed	663	47	10,321	(62)	1,513
Net change in unrealized appreciation (depreciation) on investments	32,393	3,024	9,730	(8,042)	124,071
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	45,205	2,736	27,151	(7,445)	222,373

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	328,874	104,786	595,729	437,361	4,924,888
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,592)	(1,857)	(30,553)	(11,809)	(52,485)
Net transfers between other subaccounts
or fixed rate option	90,587	55,840	(210,467)	386,179	127,279
Miscellaneous transactions	54	1	(6)	1	50
Other charges	(364)	(185)	(500)	(571)	(3,397)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	415,559	158,585	354,203	811,161	4,996,335

TOTAL INCREASE (DECREASE) IN NET ASSETS	460,764	161,321	381,354	803,716	5,218,708

NET ASSETS
Beginning of period	11,283	6,043	51,511	30,791	285,711
End of period	$472,047	$167,364	$432,865	$834,507	$5,504,419

Beginning units	862	583	4,647	2,974	26,092
Units issued	35,622	15,316	61,160	79,765	417,681
Units redeemed	(5,630)	(215)	(30,045)	(1,147)	(4,629)
Ending units	30,854	15,684	35,762	81,592	439,144

The accompanying notes are an integral part of these financial statements.
A126

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 1)	American Funds IS The Bond Fund of America® (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	American Funds IS U.S. Government Securities Fund® (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$3,289	$5,448	$(1,602)	$13,303	$3,394
Capital gains distributions received	—	11,498	112,174	10,461	26,776
Net realized gain (loss) on shares redeemed	957	(112)	4,541	72	(376)
Net change in unrealized appreciation (depreciation) on investments	59,150	(15,127)	94,873	149,451	(28,283)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	63,396	1,707	209,986	173,287	1,511

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	740,505	351,479	1,343,822	1,447,291	210,118
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,387)	(4,054)	(14,209)	(6,935)	(2,981)
Net transfers between other subaccounts
or fixed rate option	3,647	123,754	329,794	242,933	127,641
Miscellaneous transactions	—	170	682	121	(5)
Other charges	(177)	(214)	(1,478)	(1,135)	(337)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	740,588	471,135	1,658,611	1,682,275	334,436

TOTAL INCREASE (DECREASE) IN NET ASSETS	803,984	472,842	1,868,597	1,855,562	335,947

NET ASSETS
Beginning of period	80,293	43,135	334,716	24,708	21,599
End of period	$884,277	$515,977	$2,203,313	$1,880,270	$357,546

Beginning units	7,489	4,051	24,143	2,241	2,005
Units issued	57,891	45,125	113,489	145,614	31,967
Units redeemed	(545)	(360)	(6,736)	(9,877)	(373)
Ending units	64,835	48,816	130,896	137,978	33,599

The accompanying notes are an integral part of these financial statements.
A127

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	DFA VA Global Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$5,306	$(849)	$24,809	$7,521	$1,679
Capital gains distributions received	69,071	66,969	341,437	170,491	49
Net realized gain (loss) on shares redeemed	896	404	1,233	(416)	(6)
Net change in unrealized appreciation (depreciation) on investments	(6,777)	(45,299)	(228,922)	(163,610)	(9,726)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	68,496	21,225	138,557	13,986	(8,004)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	166,567	279,010	2,338,325	1,244,492	485,817
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,081)	(5,127)	(5,913)	(40,018)	(3,016)
Net transfers between other subaccounts
or fixed rate option	3,820	47,148	57,941	17,466	1,692
Miscellaneous transactions	37	9	132	2,498	—
Other charges	(165)	(278)	(299)	(1,323)	(122)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	167,178	320,762	2,390,186	1,223,115	484,371

TOTAL INCREASE (DECREASE) IN NET ASSETS	235,674	341,987	2,528,743	1,237,101	476,367

NET ASSETS
Beginning of period	299,495	49,081	308,942	20,785	23,863
End of period	$535,169	$391,068	$2,837,685	$1,257,886	$500,230

Beginning units	28,703	3,788	29,722	1,759	2,379
Units issued	16,007	23,357	202,379	115,497	48,646
Units redeemed	(2,413)	(2,118)	(4,619)	(17,119)	(318)
Ending units	42,297	25,027	227,482	100,137	50,707

The accompanying notes are an integral part of these financial statements.
A128

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,528)	$7,126	$2,629	$18,146	$(147)
Capital gains distributions received	—	—	17,145	96,490	1,126
Net realized gain (loss) on shares redeemed	(6)	40	147	1,717	48
Net change in unrealized appreciation (depreciation) on investments	(1,549)	26,976	2,465	309,586	4,789
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,083)	34,142	22,386	425,939	5,816

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	380,933	523,844	152,599	872,127	85,550
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,953)	(12,544)	(1,525)	(78,453)	(908)
Net transfers between other subaccounts
or fixed rate option	403,605	59,714	124,057	2,967,762	21,104
Miscellaneous transactions	(1)	419	50	2,313	—
Other charges	(967)	(148)	(156)	(1,179)	(48)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	775,617	571,285	275,025	3,762,570	105,698

TOTAL INCREASE (DECREASE) IN NET ASSETS	770,534	605,427	297,411	4,188,509	111,514

NET ASSETS
Beginning of period	17,369	14,952	4,878	119,386	—
End of period	$787,903	$620,379	$302,289	$4,307,895	$111,514

Beginning units	1,744	1,501	453	10,163	—
Units issued	79,040	48,911	20,090	321,221	7,359
Units redeemed	(977)	(1,030)	(295)	(19,601)	(131)
Ending units	79,807	49,382	20,248	311,783	7,228

The accompanying notes are an integral part of these financial statements.
A129

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$592	$18,399	$767	$8,626	$(596)
Capital gains distributions received	7,153	74,657	413	—	1,588
Net realized gain (loss) on shares redeemed	964	(538)	24	37	182
Net change in unrealized appreciation (depreciation) on investments	56,353	(163,161)	2,321	(1,351)	11,666
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,062	(70,643)	3,525	7,312	12,840

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	41,148	650,672	69,023	348,958	156,376
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,340)	(7,650)	(221)	(5,254)	(1,922)
Net transfers between other subaccounts
or fixed rate option	(521)	408,606	28,444	53,056	76,512
Miscellaneous transactions	313	511	1	—	—
Other charges	(15)	(949)	(106)	(316)	(406)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	37,585	1,051,190	97,141	396,444	230,560

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,647	980,547	100,666	403,756	243,400

NET ASSETS
Beginning of period	316,899	7,086	—	11,042	5,036
End of period	$419,546	$987,633	$100,666	$414,798	$248,436

Beginning units	26,416	534	—	1,082	431
Units issued	2,929	76,631	7,661	38,323	18,981
Units redeemed	(278)	(721)	(59)	(605)	(296)
Ending units	29,067	76,444	7,602	38,800	19,116

The accompanying notes are an integral part of these financial statements.
A130

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(100)	$(1,283)	$2,039	$2,075	$(930)
Capital gains distributions received	3,059	17,269	86,489	1,236	16,153
Net realized gain (loss) on shares redeemed	16	324	971	(5)	3,084
Net change in unrealized appreciation (depreciation) on investments	412	13,871	3,122	(2,565)	52,423
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,387	30,181	92,621	741	70,730

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,500	460,518	141,404	30,224	200,498
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(136)	(1,279)	(3,754)	(772)	(4,561)
Net transfers between other subaccounts
or fixed rate option	29,077	37,338	42,552	44,539	143,711
Miscellaneous transactions	—	(46)	(41)	—	(2)
Other charges	(43)	(323)	(131)	(61)	(661)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	36,398	496,208	180,030	73,930	338,985

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,785	526,389	272,651	74,671	409,715

NET ASSETS
Beginning of period	3,592	31,335	309,469	15,338	11,409
End of period	$43,377	$557,724	$582,120	$90,009	$421,124

Beginning units	333	2,649	26,762	1,458	761
Units issued	3,164	39,780	13,989	6,901	22,660
Units redeemed	(47)	(338)	-529	(79)	(1,419)
Ending units	3,450	42,091	40,222	8,280	22,002

The accompanying notes are an integral part of these financial statements.
A131

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$274	$(560)	$(2,023)	$56,301	$2,986
Capital gains distributions received	—	24,044	100,312	—	—
Net realized gain (loss) on shares redeemed	35	158	122	(165)	5
Net change in unrealized appreciation (depreciation) on investments	1,834	7,520	(57,657)	(70,996)	(2,556)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,143	31,162	40,754	(14,860)	435

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,926	177,293	483,744	2,046,996	62,616
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(493)	(1,807)	(4,322)	(7,939)	(617)
Net transfers between other subaccounts
or fixed rate option	—	26,512	77,980	214,911	1,183
Miscellaneous transactions	—	(41)	(11)	—	4
Other charges	—	(79)	(136)	(264)	(65)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	15,433	201,878	557,255	2,253,704	63,121

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,576	233,040	598,009	2,238,844	63,556

NET ASSETS
Beginning of period	—	5,559	315,067	133,025	9,253
End of period	$17,576	$238,599	$913,076	$2,371,869	$72,809

Beginning units	—	498	23,105	12,533	878
Units issued	1,670	16,370	36,859	217,065	6,032
Units redeemed	(48)	(181)	(283)	(991)	(63)
Ending units	1,622	16,687	59,681	228,607	6,847

The accompanying notes are an integral part of these financial statements.
A132

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(704)	$(47)	$(56)	$(2,126)	$(3,385)
Capital gains distributions received	48,010	3,905	4,196	82,232	89,870
Net realized gain (loss) on shares redeemed	(2,390)	124	39	16,142	3,684
Net change in unrealized appreciation (depreciation) on investments	(16,402)	8,410	1,954	31,982	43,820
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,514	12,392	6,133	128,230	133,989

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	480,907	103,272	—	1,161,675	283,574
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,423)	(1,062)	(718)	(109,044)	(12,553)
Net transfers between other subaccounts
or fixed rate option	79,648	44,346	24,939	439,198	93,091
Miscellaneous transactions	(477)	113	—	531	380
Other charges	(264)	(131)	(130)	(7,941)	(2,929)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	556,391	146,538	24,091	1,484,419	361,563

TOTAL INCREASE (DECREASE) IN NET ASSETS	584,905	158,930	30,224	1,612,649	495,552

NET ASSETS
Beginning of period	15,082	64,129	5,086	786,833	350,812
End of period	$599,987	$223,059	$35,310	$2,399,482	$846,364

Beginning units	1,184	5,384	432	58,399	25,909
Units issued	42,605	11,787	2,021	121,995	26,461
Units redeemed	(2,368)	(162)	(61)	(16,102)	(2,353)
Ending units	41,421	17,009	2,392	164,292	50,017

The accompanying notes are an integral part of these financial statements.
A133

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(60,739)	$(464)	$(31,457)	$(14,562)	$(929)
Capital gains distributions received	634,300	12,034	1,346,701	530,339	23,106
Net realized gain (loss) on shares redeemed	224,418	5,509	36,662	33,465	7,024
Net change in unrealized appreciation (depreciation) on investments	406,155	52,543	(598,853)	(611,088)	43,915
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,204,134	69,622	753,053	(61,846)	73,116

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,142,246	114,069	2,663,464	1,499,219	181,932
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(290,535)	(1,642)	(113,767)	(61,001)	(7,195)
Net transfers between other subaccounts
or fixed rate option	1,093,746	190,099	1,117,703	693,621	(11,204)
Miscellaneous transactions	4,432	—	2,884	1,617	(210)
Other charges	(49,064)	(1,835)	(25,564)	(11,527)	(1,975)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,900,825	300,691	3,644,720	2,121,929	161,348

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,104,959	370,313	4,397,773	2,060,083	234,464

NET ASSETS
Beginning of period	7,567,746	149,382	3,419,635	1,448,260	259,384
End of period	$13,672,705	$519,695	$7,817,408	$3,508,343	$493,848

Beginning units	517,864	11,475	231,293	86,554	19,993
Units issued	424,891	22,273	272,918	143,334	17,212
Units redeemed	(113,346)	(2,014)	(37,354)	(22,370)	(6,458)
Ending units	829,409	31,734	466,857	207,518	30,747

The accompanying notes are an integral part of these financial statements.
A134

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	American Funds IS Asset Allocation Fund (Class 4)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$195,798	$65,276	$31,221	$(18,013)	$192,295
Capital gains distributions received	740	292,722	107,349	517,324	530,355
Net realized gain (loss) on shares redeemed	(27,216)	51,620	29,836	38,977	129,141
Net change in unrealized appreciation (depreciation) on investments	(305,862)	200,212	245,721	211,870	1,267,454
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(136,540)	609,830	414,127	750,158	2,119,245

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,796,594	1,141,922	1,265,599	2,358,859	11,929,977
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(514,698)	(61,000)	(85,871)	(59,298)	(564,423)
Net transfers between other subaccounts
or fixed rate option	1,042,530	1,479,158	721,920	1,336,864	7,415,837
Miscellaneous transactions	478	(328)	163	(531)	(4,158)
Other charges	(44,676)	(25,299)	(13,585)	(14,797)	(92,361)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,280,228	2,534,453	1,888,226	3,621,097	18,684,872

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,143,688	3,144,283	2,302,353	4,371,255	20,804,117

NET ASSETS
Beginning of period	6,968,142	3,796,395	1,751,723	1,405,786	4,478,798
End of period	$11,111,830	$6,940,678	$4,054,076	$5,777,041	$25,282,915

Beginning units	649,092	316,405	144,129	127,950	411,801
Units issued	631,790	238,987	177,557	330,240	1,867,079
Units redeemed	(228,188)	(44,181)	(26,980)	(43,582)	(242,749)
Ending units	1,052,694	511,211	294,706	414,608	2,036,131

The accompanying notes are an integral part of these financial statements.
A135

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 4)	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$41,664	$45,424	$36,418	$(7,107)	$(40,289)
Capital gains distributions received	—	184,142	42,867	29,166	950,104
Net realized gain (loss) on shares redeemed	20,300	(15,119)	5,615	4,755	29,636
Net change in unrealized appreciation (depreciation) on investments	689,856	(231,961)	148,097	(44,377)	446,600
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	751,820	(17,514)	232,997	(17,563)	1,386,051

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,592,892	1,975,717	2,003,059	1,007,037	6,230,317
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(88,013)	(101,358)	(24,332)	(13,636)	(235,787)
Net transfers between other subaccounts
or fixed rate option	1,569,753	3,276,936	788,215	791,025	3,661,891
Miscellaneous transactions	2,368	(7)	445	468	1,719
Other charges	(14,193)	(20,053)	(8,856)	(5,578)	(35,218)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,062,807	5,131,235	2,758,531	1,779,316	9,622,922

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,814,627	5,113,721	2,991,528	1,761,753	11,008,973

NET ASSETS
Beginning of period	939,667	953,044	649,562	290,476	2,248,404
End of period	$5,754,294	$6,066,765	$3,641,090	$2,052,229	$13,257,377

Beginning units	84,476	94,062	57,233	23,324	183,639
Units issued	340,958	564,654	230,139	138,756	762,348
Units redeemed	(17,654)	(52,865)	(5,516)	(6,399)	(51,149)
Ending units	407,780	605,851	281,856	155,681	894,838

The accompanying notes are an integral part of these financial statements.
A136

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$22,133	$36,049	$5,267	$(13,124)	$11,651
Capital gains distributions received	23,715	—	61,429	1,613,567	198,790
Net realized gain (loss) on shares redeemed	35,278	(3,101)	1,724	14,294	26,318
Net change in unrealized appreciation (depreciation) on investments	432,276	(107,958)	(54,706)	(1,048,017)	(75,275)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	513,402	(75,010)	13,714	566,720	161,484

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,493,768	1,130,497	1,019,499	1,475,688	623,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(106,532)	(35,594)	(48,358)	(32,291)	(11,166)
Net transfers between other subaccounts
or fixed rate option	1,287,392	546,842	1,039,963	1,714,394	230,209
Miscellaneous transactions	(2,206)	358	950	(1,368)	(778)
Other charges	(12,366)	(4,997)	(8,327)	(12,283)	(3,600)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,660,056	1,637,106	2,003,727	3,144,140	837,804

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,173,458	1,562,096	2,017,441	3,710,860	999,288

NET ASSETS
Beginning of period	1,054,151	223,850	707,846	382,005	270,232
End of period	$5,227,609	$1,785,946	$2,725,287	$4,092,865	$1,269,520

Beginning units	95,286	18,669	59,346	34,015	23,989
Units issued	327,954	144,163	165,727	270,307	85,741
Units redeemed	(39,428)	(10,484)	(5,478)	(18,016)	(19,945)
Ending units	383,812	152,348	219,595	286,306	89,785

The accompanying notes are an integral part of these financial statements.
A137

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$7,789	$(5,882)	$14,164	$(7,047)	$37,470
Capital gains distributions received	156,567	397,389	333,549	289,943	683,852
Net realized gain (loss) on shares redeemed	9,106	9,198	26,823	31,870	100,477
Net change in unrealized appreciation (depreciation) on investments	(104,356)	(248,324)	(126,620)	(110,321)	862,547
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	69,106	152,381	247,916	204,445	1,684,346

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	323,567	1,229,914	631,035	1,356,684	9,980,698
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,280)	(23,892)	(26,082)	(26,576)	(379,985)
Net transfers between other subaccounts
or fixed rate option	719,669	669,564	1,333,695	273,915	3,765,310
Miscellaneous transactions	158	(877)	626	890	1,050
Other charges	(3,219)	(4,496)	(8,558)	(5,685)	(52,720)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,024,895	1,870,213	1,930,716	1,599,228	13,314,353

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,094,001	2,022,594	2,178,632	1,803,673	14,998,699

NET ASSETS
Beginning of period	22,221	205,866	628,652	317,741	3,796,848
End of period	$1,116,222	$2,228,460	$2,807,284	$2,121,414	$18,795,547

Beginning units	1,932	17,747	55,794	27,863	339,947
Units issued	97,476	163,001	175,616	164,847	1,233,826
Units redeemed	(18,957)	(20,994)	(23,073)	(33,927)	(139,249)
Ending units	80,451	159,754	208,337	158,783	1,434,524

The accompanying notes are an integral part of these financial statements.
A138

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2021	1/1/2021	1/4/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(41,088)	$(29,071)	$(237,969)	$(394)	$(592)
Capital gains distributions received	549,612	210,299	—	—	—
Net realized gain (loss) on shares redeemed	119,069	1,576	(1,869)	28	(20)
Net change in unrealized appreciation (depreciation) on investments	(58,853)	285,886	26,989	5,274	(707)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	568,740	468,690	(212,849)	4,908	(1,319)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,132,601	1,889,581	—	148,538	418,339
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(91,241)	(291,493)	(1,598,425)	—	(2,466)
Net transfers between other subaccounts
or fixed rate option	1,737,397	3,475,061	42,205,107	7,329	84,051
Miscellaneous transactions	193	2,312	(1,890)	(23)	130
Other charges	(29,820)	(24,916)	(603)	(294)	(358)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,749,130	5,050,545	40,604,189	155,550	499,696

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,317,870	5,519,235	40,391,340	160,458	498,377

NET ASSETS
Beginning of period	3,514,166	2,004,572	—	—	—
End of period	$11,832,036	$7,523,807	$40,391,340	$160,458	$498,377

Beginning units	283,959	183,935	—	—	—
Units issued	697,858	493,142	5,399,685	15,158	48,975
Units redeemed	(121,000)	-53987	(1,046,352)	(70)	(308)
Ending units	860,817	623,090	4,353,333	15,088	48,667

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A139

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(819)	$(3,059)	$(2,580)	$(424)	$(6,495)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	752	192	129	(15)	240
Net change in unrealized appreciation (depreciation) on investments	9,601	59,791	55,681	(2,631)	54,183
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,534	56,924	53,230	(3,070)	47,928

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	143,995	1,373,157	1,442,718	118,000	2,699,217
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,030)	(16,122)	(6,032)	(2,796)	(44,882)
Net transfers between other subaccounts
or fixed rate option	499,612	417,481	102,377	110,108	1,582,897
Miscellaneous transactions	3	76	44	11	(190)
Other charges	(639)	(2,227)	(1,828)	(275)	(4,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	637,941	1,772,365	1,537,279	225,048	4,232,310

TOTAL INCREASE (DECREASE) IN NET ASSETS	647,475	1,829,289	1,590,509	221,978	4,280,238

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$647,475	$1,829,289	$1,590,509	$221,978	$4,280,238

Beginning units	—	—	—	—	—
Units issued	60,825	171,991	148,332	22,836	417,332
Units redeemed	(1,941)	(1,582)	(767)	(316)	(3,834)
Ending units	58,884	170,409	147,565	22,520	413,498
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A140

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(613)	$(597)	$(6,700)	$(1,032)	$(6,753)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	822	3,274	5,689	518	599
Net change in unrealized appreciation (depreciation) on investments	8,532	9,226	125,834	33,522	10,977
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,741	11,903	124,823	33,008	4,823

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	449,496	299,691	3,249,388	700,629	2,576,368
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(19,950)	(275)	(31,349)	(11,504)	(109,440)
Net transfers between other subaccounts
or fixed rate option	15,896	85,951	377,318	52,965	1,449,976
Miscellaneous transactions	3	33	(1,153)	(44)	158
Other charges	(275)	(455)	(4,352)	(677)	(5,141)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	445,170	384,945	3,589,852	741,369	3,911,921

TOTAL INCREASE (DECREASE) IN NET ASSETS	453,911	396,848	3,714,675	774,377	3,916,744

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$453,911	$396,848	$3,714,675	$774,377	$3,916,744

Beginning units	—	—	—	—	—
Units issued	43,612	41,081	345,739	71,002	401,420
Units redeemed	(2,769)	(3,946)	(9,870)	(1,094)	(15,518)
Ending units	40,843	37,135	335,869	69,908	385,902
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A141

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)
	4/26/2021*	4/26/2021*	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,263)	$(18,310)	$(458)	$3,329	$1,014
Capital gains distributions received	—	—	—	—	11,344
Net realized gain (loss) on shares redeemed	268	8,140	20	(4)	1,187
Net change in unrealized appreciation (depreciation) on investments	136,518	796,710	(1,981)	(2,537)	33,422
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	128,523	786,540	(2,419)	788	46,967

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,079,597	9,895,542	176,173	64,616	677,197
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,303)	(113,752)	(2,152)	(1,120)	(13,270)
Net transfers between other subaccounts
or fixed rate option	729,596	1,289,878	83,587	36,152	(11,473)
Miscellaneous transactions	(458)	(1,416)	—	—	339
Other charges	(5,222)	(11,163)	(121)	(67)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,774,210	11,059,089	257,487	99,581	652,793

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,902,733	11,845,629	255,068	100,369	699,760

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$4,902,733	$11,845,629	$255,068	$100,369	$699,760

Beginning units	—	—	—	—	—
Units issued	475,562	1,059,648	35,620	9,641	55,744
Units redeemed	(4,031)	(22,880)	(10,220)	(158)	(5,513)
Ending units	471,531	1,036,768	25,400	9,483	50,231
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A142

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio	Vanguard Equity Income Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$988	$6,025	$(976)	$(1,552)	$(1,367)
Capital gains distributions received	2,234	12,381	3,543	1,708	—
Net realized gain (loss) on shares redeemed	1	262	107	2,015	670
Net change in unrealized appreciation (depreciation) on investments	3,749	75,777	21,593	62,128	28,546
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,972	94,445	24,267	64,299	27,849

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,542	578,683	281,255	480,498	183,860
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(471)	(8,975)	(268)	(2,233)	(4,733)
Net transfers between other subaccounts
or fixed rate option	24,153	170,277	54,886	222,493	224,045
Miscellaneous transactions	—	362	1	(85)	20
Other charges	(64)	(330)	(209)	(298)	(329)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	69,160	740,017	335,665	700,375	402,863

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,132	834,462	359,932	764,674	430,712

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$76,132	$834,462	$359,932	$764,674	$430,712

Beginning units	—	—	—	—	—
Units issued	6,867	66,393	26,398	58,001	36,725
Units redeemed	(53)	(826)	(233)	(4,145)	(2,675)
Ending units	6,814	65,567	26,165	53,856	34,050

The accompanying notes are an integral part of these financial statements.
A143

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard International Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	DFA VA Global Moderate Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,437)	$(1,161)	$2,920	$(792)	$15,136
Capital gains distributions received	3,530	—	106,105	33,611	50,345
Net realized gain (loss) on shares redeemed	(143)	(2)	(87)	182	137
Net change in unrealized appreciation (depreciation) on investments	(53,410)	(536)	(87,321)	(727)	165
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(53,460)	(1,699)	21,617	32,274	65,783

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	715,104	154,728	176,169	239,254	1,510,806
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,931)	(947)	(1,323)	(758)	(29)
Net transfers between other subaccounts
or fixed rate option	254,767	169,732	75,639	71,241	11,323
Miscellaneous transactions	(42)	(1)	—	—	—
Other charges	(658)	(271)	(126)	(159)	(12)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	961,240	323,241	250,359	309,578	1,522,088

TOTAL INCREASE (DECREASE) IN NET ASSETS	907,780	321,542	271,976	341,852	1,587,871

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$907,780	$321,542	$271,976	$341,852	$1,587,871

Beginning units	—	—	—	—	—
Units issued	61,619	32,885	20,662	22,527	127,187
Units redeemed	(478)	(168)	(2,080)	(246)	(4)
Ending units	61,141	32,717	18,582	22,281	127,183

The accompanying notes are an integral part of these financial statements.
A144

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	DFA VA International Small Portfolio	DFA VA International Value Portfolio	ClearBridge Variable Aggressive Growth Portfolio (Class I)	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$3,123	$9,919	$(5)	$142	$3,157
Capital gains distributions received	10,024	—	—	761	22,445
Net realized gain (loss) on shares redeemed	104	21	517	(7)	437
Net change in unrealized appreciation (depreciation) on investments	(10,142)	(8,138)	—	(544)	11,572
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,109	1,802	512	352	37,611

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	62,267	104,852	—	—	383,585
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,717)	(2,523)	(132)	(338)	(6,770)
Net transfers between other subaccounts
or fixed rate option	90,608	169,392	(380)	25,895	5,738
Miscellaneous transactions	24	93	—	—	82
Other charges	(166)	(169)	—	—	(220)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	151,016	271,645	(512)	25,557	382,415

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,125	273,447	—	25,909	420,026

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$154,125	$273,447	$—	$25,909	$420,026

Beginning units	—	—	—	—	—
Units issued	12,250	23,023	1,898	1,905	36,037
Units redeemed	(215)	(234)	(1,898)	(25)	(4,573)
Ending units	12,035	22,789	—	1,880	31,464

The accompanying notes are an integral part of these financial statements.
A145

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	10/1/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(255)	$(25)	$3,234	$(285)	$(132)
Capital gains distributions received	5,969	—	6,928	8,385	—
Net realized gain (loss) on shares redeemed	182	263	1,228	(63)	—
Net change in unrealized appreciation (depreciation) on investments	4,388	—	(4,730)	(5,130)	1,793
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,284	238	6,660	2,907	1,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,000	20,000	113,794	187,474	298,954
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(20,074)	(30,699)	(2,591)	—
Net transfers between other subaccounts
or fixed rate option	66,782	—	(747)	138	3,163
Miscellaneous transactions	—	(144)	—	8	—
Other charges	(211)	(20)	(161)	(144)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	96,571	(238)	82,187	184,885	302,117

TOTAL INCREASE (DECREASE) IN NET ASSETS	106,855	—	88,847	187,792	303,778

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$106,855	$—	$88,847	$187,792	$303,778

Beginning units	—	—	—	—	—
Units issued	7,275	1,691	9,166	12,597	19,408
Units redeemed	(131)	(1,691)	(2,467)	(171)	—
Ending units	7,144	—	6,699	12,426	19,408

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A146

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

SUBACCOUNT
PSF PGIM Government Money Market Portfolio (Class III)
10/1/2021*
to
12/31/2021

OPERATIONS
Net investment income (loss)	$23
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	—
Net change in unrealized appreciation (depreciation) on investments	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	112,082,019
Annuity payments	—
Surrenders, withdrawals and death benefits	(149,702)
Net transfers between other subaccounts
or fixed rate option	(78,164,139)
Miscellaneous transactions	1
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	33,768,179

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,768,202

NET ASSETS
Beginning of period	—
End of period	$33,768,202

Beginning units	—
Units issued	6,667,175
Units redeemed	(3,291,860)
Ending units	3,375,315

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A147

Note 1:    General
NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2022

Note 1:    General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity
Discovery Preferred	B, L, X Series
Discovery Select	Prudential Premier Variable Annuity Bb Series
Prudential Defined Income Annuity	Strategic Partners Advisor
Prudential FlexGuard	Strategic Partners FlexElite
Prudential FlexGuard Income	Strategic Partners FlexElite 2
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Select
Prudential Premier Retirement Variable Annuity	Strategic Partners Variable Annuity One
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One 3

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Henderson VIT Research Portfolio (Institutional Shares)
A148

Note 1:    General (continued)

Janus Henderson VIT Overseas Portfolio (Institutional Shares)
MFS® Research Series (Initial Class)
MFS® Growth Series (Initial Class)
American Century VP Value Fund (Class I)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
PSF PGIM Jennison Focused Blend Portfolio (Class I)
Davis Value Portfolio
AB VPS Large Cap Growth Portfolio (Class B)
PSF Small-Cap Value Portfolio (Class I)
Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)
PSF International Growth Portfolio (Class I)
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST T. Rowe Price Large-Cap Value Portfolio*
AST High Yield Portfolio
AST Small-Cap Growth Opportunities Portfolio*
AST Small-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Large-Cap Value Portfolio (formerly AST Hotchkis & Wiley Large-Cap Value Portfolio)
AST Loomis Sayles Large-Cap Growth Portfolio*
AST MFS Growth Portfolio*
AST Mid-Cap Value Portfolio
AST BlackRock Low Duration Bond Portfolio*
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio)
AST Government Money Market Portfolio
AST Small-Cap Growth Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio*
AST International Value Portfolio
AST International Growth Portfolio
AST Investment Grade Bond Portfolio
AST Core Fixed Income Portfolio (formerly AST Western Asset Core Plus Bond Portfolio)
AST Cohen & Steers Global Realty Portfolio
A149

Note 1:    General (continued)

AST Emerging Markets Equity Portfolio
AST Goldman Sachs Small-Cap Value Portfolio*
AST Moderate Multi-Asset Portfolio (formerly AST AllianzGI World Trends Portfolio)*
AST J.P. Morgan Global Thematic Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
AST Jennison Large-Cap Growth Portfolio*
Allspring VT International Equity Fund (Class 1)
Allspring VT Omega Growth Fund (Class 1)
Allspring VT Small Cap Growth Fund (Class 1)
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
Allspring VT Opportunity Fund (Class 1)
AST Prudential Core Bond Portfolio*
AST Bond Portfolio 2023
AST MFS Growth Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio*
AST Bond Portfolio 2024
AST ClearBridge Dividend Growth Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Large-Cap Core Portfolio
AST Bond Portfolio 2025
AST T. Rowe Price Growth Opportunities Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio
AST Prudential Flexible Multi-Strategy Portfolio
AST Franklin 85/15 Diversified Allocation Portfolio
AST Bond Portfolio 2026
AST Global Bond Portfolio
AST QMA International Core Equity Portfolio
BlackRock Global Allocation V.I. Fund (Class III)
A150

Note 1:    General (continued)

JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST American Funds Growth Allocation Portfolio
AST Bond Portfolio 2030
AST BlackRock 80/20 Target Allocation ETF Portfolio
AST BlackRock 60/40 Target Allocation ETF Portfolio
AST Western Asset Corporate Bond Portfolio*
AST T. Rowe Price Corporate Bond Portfolio*
AST PIMCO Corporate Bond Portfolio*
AST Prudential Corporate Bond Portfolio*
AST BlackRock Corporate Bond Portfolio*
AST Bond Portfolio 2031
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
Vanguard Equity Index Portfolio
Vanguard Global Bond Index
Vanguard Mid-Cap Index Portfolio
Vanguard Real Estate Index Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard Total International Stock Market Index Portfolio
Vanguard Total Stock Market Index Portfolio
Vanguard Balanced Portfolio
Vanguard Conservative Allocation Portfolio
Vanguard Growth Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Moderate Allocation Portfolio
Vanguard Short-Term Investment Grade Portfolio
American Funds IS Asset Allocation Fund (Class 1)
American Funds IS Washington Mutual Investors Fund℠ (Class 1)
American Funds IS The Bond Fund of America® (Class 1)
American Funds IS Growth Fund (Class 1)
American Funds IS Growth-Income Fund (Class 1)
American Funds IS U.S. Government Securities Fund® (Class 1)
BlackRock Basic Value V.I. Fund (Class I)
BlackRock Capital Appreciation V.I. Fund (Class I)
BlackRock Equity Dividend V.I. Fund (Class I)
A151

Note 1:    General (continued)

BlackRock Global Allocation V.I. Fund (Class I)
DFA VA Global Bond Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
Fidelity® VIP Balanced Portfolio (Initial Class)
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)
Fidelity® VIP Financial Services Portfolio (Initial Class)
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
Fidelity® VIP Health Care Portfolio (Initial Class)
Fidelity® VIP Industrials Portfolio (Initial Class)
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Initial Class)
Fidelity® VIP Strategic Income Portfolio (Initial Class)
Fidelity® VIP Technology Portfolio (Initial Class)
Fidelity® VIP Utilities Portfolio (Initial Class)
ClearBridge Variable Mid Cap Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
Western Asset Core Plus VIT Portfolio (Class I)
Western Asset Variable Global High Yield Bond Portfolio (Class I)
MFS® Mid Cap Growth Series (Initial Class)
MFS® International Intrinsic Value Portfolio (Initial Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)
MFS® International Growth Portfolio (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
MFS® Technology Portfolio (Service Class)
MFS® Investors Trust Series (Service Class)
MFS® Mid Cap Growth Series (Service Class)
MFS® New Discovery Series (Service Class)
MFS® Research Series (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Utilities Series (Service Class)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
American Funds IS Asset Allocation Fund (Class 4)
American Funds IS Washington Mutual Investors Fund℠ (Class 4)
American Funds IS The Bond Fund of America® (Class 4)
American Funds IS Capital World Growth and Income Fund® (Class 4)
American Funds IS Global Small Capitalization Fund (Class 4)
American Funds IS Growth Fund (Class 4)
American Funds IS Growth-Income Fund (Class 4)
American Funds IS International Fund (Class 4)
A152

Note 1:    General (continued)

American Funds IS New World Fund® (Class 4)
BlackRock Advantage Large Cap Core V.I. Fund (Class III)
BlackRock Advantage Large Cap Value V.I. Fund (Class III)
BlackRock Basic Value V.I. Fund (Class III)
BlackRock Capital Appreciation V.I. Fund (Class III)
BlackRock Equity Dividend V.I. Fund (Class III)
BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Balanced Portfolio (Service Class 2)
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Service Class 2)
AST Bond Portfolio 2032
PSF Global Portfolio (Class III)
PSF Mid-Cap Growth Portfolio (Class III)
PSF Natural Resources Portfolio (Class III)
PSF PGIM 50/50 Balanced Portfolio (Class III)
PSF PGIM Flexible Managed Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class III)
PSF PGIM High Yield Bond Portfolio (Class III)
PSF PGIM Jennison Blend Portfolio (Class III)
PSF PGIM Jennison Focused Blend Portfolio (Class III)
PSF PGIM Jennison Growth Portfolio (Class III)
PSF PGIM Jennison Value Portfolio (Class III)
PSF PGIM Total Return Bond Portfolio (Class III)
PSF Small-Cap Stock Index Portfolio (Class III)
PSF Stock Index Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class I)
Fidelity® VIP High Income Portfolio (Initial Class)
MFS® Investors Trust Series (Initial Class)
MFS® Utilities Series (Initial Class)
MFS® Value Series (Initial Class)
Vanguard Capital Growth Portfolio
Vanguard Diversified Value Portfolio
Vanguard Equity Income Portfolio
Vanguard International Portfolio
American Funds IS Ultra-Short Bond Fund (Class 1)
BlackRock Advantage Large Cap Core V.I. Fund (Class I)
BlackRock Large Cap Focus Growth V.I. Fund (Class I)
DFA VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
ClearBridge Variable Aggressive Growth Portfolio (Class I)**
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class I)
ClearBridge Variable Large Cap Growth Portfolio (Class I)
A153

Note 1:    General (continued)

Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
Franklin Multi-Asset Variable Growth Fund (Class I)
MFS® Technology Portfolio (Initial Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
AST Bond Portfolio 2033
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)**

*	Subaccount merged during the period ended December 31, 2022.
**	Subaccount was available for investment but had no assets as of December 31, 2022, and had no activity during 2022.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2022 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
February 11, 2022	AST T. Rowe Price Large-Cap Value Portfolio	AST Large-Cap Value Portfolio
February 11, 2022	AST BlackRock Low Duration Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST BlackRock/Loomis Sayles Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST Prudential Core Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST MFS Large-Cap Value Portfolio	AST Large-Cap Value Portfolio
February 11, 2022	AST Western Asset Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio Class I
February 11, 2022	AST T. Rowe Price Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio Class I
February 11, 2022	AST PIMCO Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio Class I
February 11, 2022	AST Prudential Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio Class I
February 11, 2022	AST BlackRock Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio Class I
June 10, 2022	AST Goldman Sachs Small-Cap Value Portfolio	AST Small-Cap Value Portfolio
June 10, 2022	AST Loomis Sayles Large-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
June 10, 2022	AST MFS Growth Portfolio	AST Large-Cap Growth Portfolio
June 10, 2022	AST Jennison Large-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
September 9, 2022	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Growth Portfolio
December 2, 2022	AST Moderate Multi-Asset Portfolio	AST Balanced Asset Allocation Portfolio

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests.

Market Disruption, Geopolitical and Market Events Risks

Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments, terrorism, natural disasters and public health epidemics (including the global outbreak of COVID-19). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of risks to the portfolios in which each subaccount invests in.

A154

Note 1:    General (continued)
Recent failures of certain U.S. and international banks and actions taken by government intervention may at times result in unusually high market volatility, which could negatively impact performance of the portfolios in which each subaccount invests in.

COVID-19 has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Management will continue to monitor developments, and their impact on the Account and the fair value of the portfolios.

These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
A155

Note 3:    Fair Value Measurements (continued)
As of December 31, 2022, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2022 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$25,208,823	$30,494,234
PSF PGIM Total Return Bond Portfolio (Class I)	22,645,134	16,420,816
PSF PGIM Jennison Blend Portfolio (Class I)	817,771	21,277,472
PSF PGIM Flexible Managed Portfolio (Class I)	32,000	1,163,443
PSF PGIM 50/50 Balanced Portfolio (Class I)	659,582	2,551,030
PSF PGIM Jennison Value Portfolio (Class I)	1,527,621	30,585,236
PSF PGIM High Yield Bond Portfolio (Class I)	1,941,171	16,448,946
PSF Natural Resources Portfolio (Class I)	663,493	859,822
PSF Stock Index Portfolio (Class I)	8,987,285	56,648,822
PSF Global Portfolio (Class I)	352,735	6,271,093
PSF PGIM Jennison Growth Portfolio (Class I)	4,003,649	32,911,564
PSF Small-Cap Stock Index Portfolio (Class I)	2,867,821	11,142,576
T. Rowe Price International Stock Portfolio	421,801	1,868,445
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	733,988	8,018,178
Invesco V.I. Core Equity Fund (Series I)	86,407	8,326,704
Janus Henderson VIT Research Portfolio (Institutional Shares)	302,802	6,603,359
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	951,168	5,927,069
MFS® Research Series (Initial Class)	500,639	2,490,734
MFS® Growth Series (Initial Class)	611,112	7,040,613
American Century VP Value Fund (Class I)	2,072,298	3,819,061
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	447,897	1,975,234
PSF PGIM Jennison Focused Blend Portfolio (Class I)	72,908	5,043,571
Davis Value Portfolio	278,830	2,592,993
AB VPS Large Cap Growth Portfolio (Class B)	650,861	1,899,149
PSF Small-Cap Value Portfolio (Class I)	1,025,401	10,143,311
Janus Henderson VIT Research Portfolio (Service Shares)	273,777	1,281,270
PSF Mid-Cap Growth Portfolio (Class I)	2,031,387	11,994,824
PSF International Growth Portfolio (Class I)	1,100,116	4,281,272
AST Cohen & Steers Realty Portfolio	33,474,824	84,177,610
AST J.P. Morgan Tactical Preservation Portfolio	647,511,552	1,559,306,470
AST T. Rowe Price Large-Cap Value Portfolio	3,957,075	763,167,653
AST High Yield Portfolio	25,690,954	77,141,448
AST Small-Cap Growth Opportunities Portfolio	26,521,839	170,402,784
AST Small-Cap Value Portfolio	304,184,129	108,360,980
A156

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Mid-Cap Growth Portfolio	$109,964,995	$176,475,729
AST Large-Cap Value Portfolio	1,109,771,931	422,685,905
AST Loomis Sayles Large-Cap Growth Portfolio	18,801,000	364,012,379
AST MFS Growth Portfolio	16,546,500	237,834,771
AST Mid-Cap Value Portfolio	55,281,247	167,656,143
AST BlackRock Low Duration Bond Portfolio	2,247,861	191,132,806
AST T. Rowe Price Natural Resources Portfolio	59,662,493	149,925,007
AST T. Rowe Price Asset Allocation Portfolio	1,546,789,536	3,927,086,046
AST MFS Global Equity Portfolio	42,207,721	116,954,392
AST J.P. Morgan International Equity Portfolio	42,840,536	87,953,168
AST Wellington Management Hedged Equity Portfolio	242,753,079	479,759,823
AST Capital Growth Asset Allocation Portfolio	1,124,697,680	2,645,736,371
AST Academic Strategies Asset Allocation Portfolio	549,235,184	1,408,146,839
AST Balanced Asset Allocation Portfolio	3,297,157,775	1,961,583,915
AST Preservation Asset Allocation Portfolio	659,814,499	1,739,931,447
AST Prudential Growth Allocation Portfolio	2,232,219,327	5,134,572,611
AST Advanced Strategies Portfolio	612,407,175	1,611,847,191
AST Large-Cap Growth Portfolio	1,088,305,442	489,570,875
AST Government Money Market Portfolio	374,776,435	329,601,267
AST Small-Cap Growth Portfolio	198,054,514	126,562,263
AST BlackRock/Loomis Sayles Bond Portfolio	4,189,435	1,544,301,842
AST International Value Portfolio	23,022,089	48,194,608
AST International Growth Portfolio	50,086,201	71,441,463
AST Investment Grade Bond Portfolio	25,237,129,716	15,167,719,279
AST Core Fixed Income Portfolio	2,503,145,655	1,196,872,641
AST Cohen & Steers Global Realty Portfolio	14,329,820	29,835,086
AST Emerging Markets Equity Portfolio	56,998,544	123,320,359
AST Goldman Sachs Small-Cap Value Portfolio	8,620,147	308,503,708
AST Moderate Multi-Asset Portfolio	530,284,164	3,853,302,087
AST J.P. Morgan Global Thematic Portfolio	365,805,074	850,968,387
ProFund VP Consumer Services	169,065	187,094
ProFund VP Consumer Goods	189,043	282,891
ProFund VP Financials	291,835	528,231
ProFund VP Health Care	412,221	1,146,991
ProFund VP Industrials	78,938	124,071
ProFund VP Mid-Cap Growth	169,774	299,268
ProFund VP Mid-Cap Value	108,839	329,023
ProFund VP Real Estate	95,699	200,878
ProFund VP Small-Cap Growth	128,345	214,778
ProFund VP Small-Cap Value	139,723	214,507
ProFund VP Telecommunications	23,382	67,605
ProFund VP Utilities	293,365	255,305
ProFund VP Large-Cap Growth	259,216	804,377
ProFund VP Large-Cap Value	183,204	545,290
AST Jennison Large-Cap Growth Portfolio	28,313,399	330,972,169
Allspring VT International Equity Fund (Class 1)	574	5,067
Allspring VT Omega Growth Fund (Class 1)	30,089	35,321
Allspring VT Small Cap Growth Fund (Class 1)	33,480	109,127
A157

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Bond Portfolio 2022	$5,578,202	$59,028,364
AST Quantitative Modeling Portfolio	21,791,288	184,507,847
AST BlackRock Global Strategies Portfolio	296,442,961	658,031,903
Allspring VT Opportunity Fund (Class 1)	2,616	334,578
AST Prudential Core Bond Portfolio	2,243,757	422,981,562
AST Bond Portfolio 2023	60,429,200	7,571,707
AST MFS Growth Allocation Portfolio	278,979,467	500,964,126
AST Western Asset Emerging Markets Debt Portfolio	3,288,926	3,734,896
AST MFS Large-Cap Value Portfolio	1,560,157	248,688,985
AST Bond Portfolio 2024	3,636,674	1,923,130
AST ClearBridge Dividend Growth Portfolio	48,822,610	70,030,577
AST Multi-Sector Fixed Income Portfolio	39,415,438	1,292,250,161
AST Large-Cap Core Portfolio	34,462,674	86,350,355
AST Bond Portfolio 2025	3,139,015	1,847,761
AST T. Rowe Price Growth Opportunities Portfolio	1,357,500,630	2,384,945,587
AST T. Rowe Price Diversified Real Growth Portfolio	4,157,377	21,483,715
AST Prudential Flexible Multi-Strategy Portfolio	1,371,678	13,858,408
AST Franklin 85/15 Diversified Allocation Portfolio	229,611,968	397,667,351
AST Bond Portfolio 2026	6,049,631	5,025,062
AST Global Bond Portfolio	26,200,878	57,196,179
AST QMA International Core Equity Portfolio	410,703	1,226,101
BlackRock Global Allocation V.I. Fund (Class III)	3,933,430	7,736,446
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	1,367,240	3,551,563
AST Bond Portfolio 2027	4,726,318	4,765,323
NVIT Emerging Markets Fund (Class D)	225,571	487,958
AST Bond Portfolio 2028	16,110,339	7,465,345
AST Bond Portfolio 2029	4,390,669	2,152,856
AST American Funds Growth Allocation Portfolio	817,498,416	1,431,420,893
AST Bond Portfolio 2030	6,367,181	6,023,412
AST BlackRock 80/20 Target Allocation ETF Portfolio	197,023,859	339,091,088
AST BlackRock 60/40 Target Allocation ETF Portfolio	111,225,015	201,871,875
AST Western Asset Corporate Bond Portfolio	228	3,289,884
AST T. Rowe Price Corporate Bond Portfolio	207	2,846,701
AST PIMCO Corporate Bond Portfolio	31,209	4,528,107
AST Prudential Corporate Bond Portfolio	14,438	6,234,030
AST BlackRock Corporate Bond Portfolio	9,212	3,851,211
AST Bond Portfolio 2031	37,360,965	21,806,652
Fidelity® VIP Contrafund® Portfolio (Initial Class)	523,206	390,093
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	258,913	111,857
Fidelity® VIP Growth Portfolio (Initial Class)	545,670	50,675
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	37,106	137,549
MFS® New Discovery Series (Initial Class)	21,158	15,931
MFS® Total Return Series (Initial Class)	120,113	96,149
MFS® Total Return Bond Series (Initial Class)	1,330,753	44,614
Vanguard Equity Index Portfolio	556,726	163,872
Vanguard Global Bond Index	54,834	190,915
Vanguard Mid-Cap Index Portfolio	1,248,088	973,539
Vanguard Real Estate Index Portfolio	381,161	263,205
A158

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Vanguard Total Bond Market Index Portfolio	$457,150	$151,334
Vanguard Total International Stock Market Index Portfolio	1,040,327	457,651
Vanguard Total Stock Market Index Portfolio	1,202,977	360,325
Vanguard Balanced Portfolio	451,363	328,263
Vanguard Conservative Allocation Portfolio	27,516	16,376
Vanguard Growth Portfolio	119,738	24,893
Vanguard High Yield Bond Portfolio	239,361	183,323
Vanguard Moderate Allocation Portfolio	1,306,658	269,983
Vanguard Short-Term Investment Grade Portfolio	2,220,625	1,061,215
American Funds IS Asset Allocation Fund (Class 1)	655,806	198,056
American Funds IS Washington Mutual Investors Fund℠ (Class 1)	467,919	196,515
American Funds IS The Bond Fund of America® (Class 1)	361,554	40,570
American Funds IS Growth Fund (Class 1)	636,215	704,055
American Funds IS Growth-Income Fund (Class 1)	654,338	306,102
American Funds IS U.S. Government Securities Fund® (Class 1)	291,536	28,299
BlackRock Basic Value V.I. Fund (Class I)	172,197	110,963
BlackRock Capital Appreciation V.I. Fund (Class I)	493,696	23,380
BlackRock Equity Dividend V.I. Fund (Class I)	159,092	370,688
BlackRock Global Allocation V.I. Fund (Class I)	801,771	327,554
DFA VA Global Bond Portfolio	77,446	81,446
DFA VA Short-Term Fixed Portfolio	313,066	206,740
DFA VA U.S. Large Value Portfolio	1,417,772	485,818
DFA VA U.S. Targeted Value Portfolio	1,028,016	330,158
Fidelity® VIP Balanced Portfolio (Initial Class)	337,972	1,247,400
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	394,442	32,551
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	370,541	66,426
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	470,492	126,340
Fidelity® VIP Financial Services Portfolio (Initial Class)	403,723	21,781
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	1,602,843	672,025
Fidelity® VIP Health Care Portfolio (Initial Class)	429,915	38,386
Fidelity® VIP Industrials Portfolio (Initial Class)	388,177	5,909
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	506,119	116,208
Fidelity® VIP Mid Cap Portfolio (Initial Class)	525,290	71,423
Fidelity® VIP Strategic Income Portfolio (Initial Class)	829,535	32,026
Fidelity® VIP Technology Portfolio (Initial Class)	525,477	28,436
Fidelity® VIP Utilities Portfolio (Initial Class)	196,755	49,391
ClearBridge Variable Mid Cap Portfolio (Class I)	165,537	56,539
ClearBridge Variable Small Cap Growth Portfolio (Class I)	196,928	107,275
Western Asset Core Plus VIT Portfolio (Class I)	162,596	72,150
Western Asset Variable Global High Yield Bond Portfolio (Class I)	1,056	11,398
MFS® Mid Cap Growth Series (Initial Class)	568,664	379,542
MFS® International Intrinsic Value Portfolio (Initial Class)	271,307	98,818
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	88,250	46,850
MFS® International Growth Portfolio (Service Class)	2,785,591	296,899
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	1,042,059	401,974
MFS® Technology Portfolio (Service Class)	3,528,281	1,530,944
MFS® Investors Trust Series (Service Class)	146,277	175,732
MFS® Mid Cap Growth Series (Service Class)	2,152,745	1,015,583
A159

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
MFS® New Discovery Series (Service Class)	$720,811	$473,928
MFS® Research Series (Service Class)	212,522	126,871
MFS® Total Return Bond Series (Service Class)	12,054,203	3,097,142
MFS® Total Return Series (Service Class)	14,003,173	1,986,395
MFS® Utilities Series (Service Class)	5,754,900	1,589,718
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	3,997,140	1,308,931
American Funds IS Asset Allocation Fund (Class 4)	6,366,631	5,408,902
American Funds IS Washington Mutual Investors Fund℠ (Class 4)	3,598,963	617,063
American Funds IS The Bond Fund of America® (Class 4)	4,600,664	1,855,164
American Funds IS Capital World Growth and Income Fund® (Class 4)	1,818,810	554,762
American Funds IS Global Small Capitalization Fund (Class 4)	454,297	202,028
American Funds IS Growth Fund (Class 4)	7,034,415	1,489,797
American Funds IS Growth-Income Fund (Class 4)	2,457,078	1,247,365
American Funds IS International Fund (Class 4)	1,090,043	373,483
American Funds IS New World Fund® (Class 4)	1,251,736	392,730
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	1,275,812	438,116
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	2,310,007	354,525
BlackRock Basic Value V.I. Fund (Class III)	1,657,835	472,194
BlackRock Capital Appreciation V.I. Fund (Class III)	617,880	382,040
BlackRock Equity Dividend V.I. Fund (Class III)	2,400,907	1,049,520
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	964,930	213,632
Fidelity® VIP Balanced Portfolio (Service Class 2)	9,702,239	4,560,438
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	4,516,173	1,490,706
Fidelity® VIP Health Care Portfolio (Service Class 2)	3,219,614	1,101,246
AST Bond Portfolio 2032	50,260,022	26,083,469
PSF Global Portfolio (Class III)	533,486	34,137
PSF Mid-Cap Growth Portfolio (Class III)	652,031	126,702
PSF Natural Resources Portfolio (Class III)	5,374,044	1,429,998
PSF PGIM 50/50 Balanced Portfolio (Class III)	4,536,765	851,749
PSF PGIM Flexible Managed Portfolio (Class III)	1,729,557	219,389
PSF PGIM Government Income Portfolio (Class III)	2,535,044	1,156,369
PSF PGIM High Yield Bond Portfolio (Class III)	4,403,539	1,212,620
PSF PGIM Jennison Blend Portfolio (Class III)	392,141	41,186
PSF PGIM Jennison Focused Blend Portfolio (Class III)	124,205	49,768
PSF PGIM Jennison Growth Portfolio (Class III)	2,921,286	452,883
PSF PGIM Jennison Value Portfolio (Class III)	1,313,244	205,089
PSF PGIM Total Return Bond Portfolio (Class III)	4,153,374	1,049,931
PSF Small-Cap Stock Index Portfolio (Class III)	3,838,435	544,004
PSF Stock Index Portfolio (Class III)	11,546,464	1,263,506
PSF PGIM Government Income Portfolio (Class I)	195,798	17,450
Fidelity® VIP High Income Portfolio (Initial Class)	421,910	421,226
MFS® Investors Trust Series (Initial Class)	57,674	101,122
MFS® Utilities Series (Initial Class)	309,911	22,529
MFS® Value Series (Initial Class)	107,530	193,032
Vanguard Capital Growth Portfolio	144,730	177,573
Vanguard Diversified Value Portfolio	810,332	114,731
Vanguard Equity Income Portfolio	530,032	103,200
Vanguard International Portfolio	404,043	109,130
A160

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
American Funds IS Ultra-Short Bond Fund (Class 1)	$1,038,429	$106,540
BlackRock Advantage Large Cap Core V.I. Fund (Class I)	299,745	98,224
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	639,215	96,316
DFA VA Global Moderate Allocation Portfolio	539,722	180,861
DFA VA International Small Portfolio	300,015	45,539
DFA VA International Value Portfolio	287,832	246,327
ClearBridge Variable Aggressive Growth Portfolio (Class I)	—	—
ClearBridge Variable Appreciation Portfolio (Class I)	54,199	25,652
ClearBridge Variable Dividend Strategy Portfolio (Class I)	554,226	178,086
ClearBridge Variable Large Cap Growth Portfolio (Class I)	3,080	718
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	22,792	188
Franklin Multi-Asset Variable Growth Fund (Class I)	738	1,107
MFS® Technology Portfolio (Initial Class)	361,631	7,658
MFS® Value Series (Service Class)	13507570	877,179
PSF PGIM Government Money Market Portfolio (Class III)	224,484,808	140,960,659
AST Bond Portfolio 2033	618,833	357,247

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

A161

Note 6:    Related Party Transactions (continued)
Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.
A162

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2022	56,003	$0.85	to	$10.15	$72,769	1.35%	0.25%	to	2.00%	-0.62%	to	1.13%
December 31, 2021	59,499	$0.86	to	$10.03	$77,044	0.04%	0.25%	to	2.00%	-1.98%	to	-0.21%
December 31, 2020	63,611	$0.87	to	$10.05	$75,655	0.29%	0.25%	to	2.00%	-1.71%	to	0.05%
December 31, 2019	62,646	$0.89	to	$9.84	$71,589	1.91%	1.00%	to	2.00%	-0.11%	to	0.91%
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%	1.00%	to	2.00%	-0.44%	to	0.52%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2022	29,547	$2.09	to	$8.81	$89,169	0.00%	0.25%	to	1.65%	-16.19%	to	-13.58%
December 31, 2021	32,077	$2.50	to	$10.37	$99,491	0.00%	0.25%	to	1.65%	-2.37%	to	-1.01%
December 31, 2020	35,328	$2.56	to	$10.45	$111,321	0.00%	0.50%	to	1.65%	4.20%	to	7.01%
December 31, 2019	40,889	$2.40	to	$2.95	$120,445	0.00%	1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%	1.35%	to	1.65%	-1.78%	to	-1.49%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2022	23,627	$2.99	to	$10.93	$114,633	0.00%	0.35%	to	2.00%	-26.57%	to	-25.36%
December 31, 2021	27,054	$4.06	to	$14.65	$178,083	0.00%	0.35%	to	2.00%	18.00%	to	19.93%
December 31, 2020	31,434	$3.43	to	$12.22	$173,977	0.00%	0.35%	to	2.00%	26.47%	to	27.28%
December 31, 2019	37,340	$2.70	to	$4.70	$161,984	0.00%	1.35%	to	2.00%	26.36%	to	27.17%
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%	1.35%	to	2.00%	-6.73%	to	-6.13%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2022	1,766	$3.94	to	$10.62	$7,019	0.00%	0.40%	to	1.40%	-15.88%	to	-15.04%
December 31, 2021	2,012	$4.68	to	$12.50	$9,478	0.00%	0.40%	to	1.40%	15.74%	to	16.89%
December 31, 2020	2,239	$4.04	to	$4.04	$9,057	0.00%	1.40%	to	1.40%	8.07%	to	8.07%
December 31, 2019	2,618	$3.74	to	$3.74	$9,799	0.00%	1.40%	to	1.40%	18.21%	to	18.21%
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%	1.40%	to	1.40%	-5.52%	to	-5.52%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2022	2,063	$3.47	to	$10.36	$7,609	0.00%	0.40%	to	1.40%	-15.87%	to	-15.04%
December 31, 2021	2,619	$4.13	to	$12.19	$11,001	0.00%	0.40%	to	1.40%	11.81%	to	12.92%
December 31, 2020	2,977	$3.69	to	$10.79	$11,081	0.00%	0.50%	to	1.40%	9.74%	to	9.89%
December 31, 2019	3,375	$3.36	to	$3.36	$11,341	0.00%	1.40%	to	1.40%	16.85%	to	16.85%
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%	1.40%	to	1.40%	-3.82%	to	-3.82%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2022	33,400	$2.88	to	$12.06	$146,744	0.00%	0.25%	to	2.00%	-9.70%	to	-8.12%
December 31, 2021	39,451	$3.18	to	$13.12	$190,554	0.00%	0.25%	to	2.00%	25.29%	to	27.47%
December 31, 2020	46,148	$2.54	to	$10.29	$176,782	0.00%	0.35%	to	2.00%	1.55%	to	6.02%
December 31, 2019	53,910	$2.50	to	$5.13	$201,569	0.00%	1.35%	to	2.00%	23.59%	to	24.38%
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%	1.35%	to	2.00%	-11.66%	to	-11.09%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2022	14,956	$2.64	to	$18.83	$80,619	0.00%	0.25%	to	2.00%	-12.98%	to	-11.47%
December 31, 2021	17,136	$3.02	to	$21.51	$106,644	0.00%	0.40%	to	2.00%	5.81%	to	7.50%
December 31, 2020	19,359	$2.85	to	$20.21	$112,672	0.00%	0.40%	to	2.00%	5.01%	to	6.56%
December 31, 2019	22,359	$2.70	to	$19.13	$123,608	0.00%	1.35%	to	2.00%	14.05%	to	14.78%
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%	1.35%	to	2.00%	-3.21%	to	-2.58%

	PSF Natural Resources Portfolio (Class I)
December 31, 2022	411	$7.70	to	$17.68	$3,825	0.00%	0.25%	to	1.40%	20.36%	to	21.74%
December 31, 2021	449	$6.40	to	$14.52	$3,312	0.00%	0.25%	to	1.40%	23.77%	to	25.19%
December 31, 2020	491	$5.17	to	$11.59	$2,772	0.00%	0.35%	to	1.40%	10.73%	to	21.00%
December 31, 2019	500	$4.67	to	$4.67	$2,335	0.00%	1.40%	to	1.40%	9.16%	to	9.16%
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%	1.40%	to	1.40%	-19.21%	to	-19.21%

	PSF Stock Index Portfolio (Class I)
December 31, 2022	48,606	$2.64	to	$15.02	$348,014	0.00%	0.25%	to	2.00%	-19.94%	to	-18.54%
December 31, 2021	54,884	$3.29	to	$18.49	$480,947	0.00%	0.35%	to	2.00%	25.77%	to	27.83%
December 31, 2020	63,156	$2.60	to	$14.49	$418,550	0.00%	0.35%	to	2.00%	15.76%	to	17.66%
December 31, 2019	66,893	$2.24	to	$12.34	$334,880	0.00%	0.35%	to	2.00%	8.05%	to	30.35%
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%	0.55%	to	2.00%	-6.50%	to	-4.55%
A163

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Global Portfolio (Class I)
December 31, 2022	10,017	$1.83	to	$10.82	$36,493	0.00%	0.40%	to	2.00%	-20.39%	to	-19.12%
December 31, 2021	11,460	$2.29	to	$13.38	$51,891	0.00%	0.40%	to	2.00%	15.91%	to	17.75%
December 31, 2020	13,540	$1.97	to	$4.41	$52,146	0.00%	1.35%	to	2.00%	13.56%	to	14.29%
December 31, 2019	15,990	$1.73	to	$3.86	$53,522	0.00%	1.35%	to	2.00%	27.84%	to	28.66%
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2022	34,683	$2.37	to	$10.16	$203,877	0.00%	0.25%	to	2.00%	-38.82%	to	-37.76%
December 31, 2021	38,460	$3.86	to	$16.32	$366,145	0.00%	0.25%	to	2.00%	13.73%	to	15.72%
December 31, 2020	44,193	$3.39	to	$14.08	$367,736	0.00%	0.50%	to	2.00%	46.86%	to	54.12%
December 31, 2019	54,683	$2.20	to	$6.56	$292,761	0.00%	1.35%	to	2.00%	30.73%	to	31.57%
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2022	6,560	$5.55	to	$12.46	$57,835	0.00%	0.25%	to	1.95%	-18.00%	to	-16.58%
December 31, 2021	7,400	$6.75	to	$14.98	$78,688	0.00%	0.25%	to	1.95%	23.88%	to	26.02%
December 31, 2020	8,149	$5.43	to	$11.93	$67,814	0.00%	0.35%	to	1.95%	8.83%	to	15.11%
December 31, 2019	8,817	$4.97	to	$10.80	$64,099	0.00%	0.35%	to	1.95%	4.55%	to	21.75%
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%

	T. Rowe Price International Stock Portfolio
December 31, 2022	5,771	$1.43	to	$2.01	$11,441	0.75%	1.35%	to	1.65%	-17.18%	to	-16.93%
December 31, 2021	6,394	$1.73	to	$2.42	$15,280	0.55%	1.35%	to	1.65%	-0.33%	to	-0.03%
December 31, 2020	7,401	$1.74	to	$2.43	$17,760	0.56%	1.35%	to	1.65%	12.59%	to	12.93%
December 31, 2019	8,321	$1.54	to	$2.15	$17,711	2.34%	1.35%	to	1.65%	25.69%	to	26.07%
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2022	7,927	$3.32	to	$5.28	$41,775	1.84%	1.35%	to	1.65%	-4.91%	to	-4.63%
December 31, 2021	9,163	$3.49	to	$5.54	$50,667	1.55%	1.35%	to	1.65%	23.51%	to	23.88%
December 31, 2020	10,587	$2.82	to	$4.48	$47,263	2.32%	1.35%	to	1.65%	-0.46%	to	-0.17%
December 31, 2019	12,151	$2.84	to	$4.48	$54,376	2.29%	1.35%	to	1.65%	24.35%	to	24.71%
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2022	11,898	$1.98	to	$3.87	$45,050	0.89%	1.35%	to	1.65%	-21.83%	to	-21.60%
December 31, 2021	13,691	$2.53	to	$4.94	$66,311	0.65%	1.35%	to	1.65%	25.67%	to	26.04%
December 31, 2020	15,938	$2.02	to	$3.92	$61,367	1.31%	1.35%	to	1.65%	12.00%	to	12.33%
December 31, 2019	18,482	$1.80	to	$3.49	$63,440	0.93%	1.35%	to	1.65%	26.87%	to	27.25%
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2022	8,516	$2.14	to	$4.57	$38,149	0.70%	1.35%	to	1.65%	-31.02%	to	-30.82%
December 31, 2021	9,624	$3.10	to	$6.61	$62,448	0.10%	1.35%	to	1.65%	18.38%	to	18.73%
December 31, 2020	10,970	$2.62	to	$5.57	$60,007	0.53%	1.35%	to	1.65%	30.80%	to	31.18%
December 31, 2019	12,904	$2.00	to	$4.25	$53,895	0.45%	1.35%	to	1.65%	33.33%	to	33.72%
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2022	9,200	$2.36	to	$4.37	$39,793	1.74%	1.35%	to	1.65%	-10.09%	to	-9.82%
December 31, 2021	10,243	$2.62	to	$4.85	$49,176	1.12%	1.35%	to	1.65%	11.74%	to	12.07%
December 31, 2020	11,790	$2.35	to	$4.33	$50,513	1.35%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	13,412	$2.05	to	$3.78	$50,130	1.89%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%

	MFS® Research Series (Initial Class)
December 31, 2022	2,521	$2.96	to	$11.46	$12,614	0.48%	0.25%	to	1.65%	-18.55%	to	-17.42%
December 31, 2021	2,909	$3.64	to	$13.83	$17,534	0.53%	0.40%	to	1.65%	22.78%	to	24.30%
December 31, 2020	3,265	$2.96	to	$4.91	$15,961	0.71%	1.35%	to	1.65%	14.70%	to	15.04%
December 31, 2019	3,984	$2.58	to	$4.27	$16,946	0.78%	1.35%	to	1.65%	30.79%	to	31.18%
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
A164

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2022	8,572	$2.97	to	$10.25	$48,558	0.00%	0.25%	to	1.65%	-32.74%	to	-31.80%
December 31, 2021	9,407	$4.41	to	$15.03	$79,185	0.00%	0.25%	to	1.65%	21.53%	to	23.22%
December 31, 2020	10,743	$3.63	to	$6.92	$74,028	0.00%	1.35%	to	1.65%	29.72%	to	30.10%
December 31, 2019	12,438	$2.80	to	$5.32	$65,895	0.00%	1.35%	to	1.65%	35.91%	to	36.31%
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%

	American Century VP Value Fund (Class I)
December 31, 2022	3,454	$4.28	to	$5.33	$18,313	2.07%	1.35%	to	1.65%	-1.09%	to	-0.79%
December 31, 2021	3,743	$4.33	to	$5.38	$20,001	1.72%	1.35%	to	1.65%	22.49%	to	22.85%
December 31, 2020	4,347	$3.53	to	$4.38	$18,931	2.28%	1.35%	to	1.65%	-0.66%	to	-0.37%
December 31, 2019	5,157	$3.56	to	$4.40	$22,558	2.11%	1.35%	to	1.65%	24.97%	to	25.34%
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2022	3,689	$2.44	to	$4.34	$15,438	0.00%	1.35%	to	1.65%	-34.77%	to	-34.57%
December 31, 2021	3,959	$3.74	to	$6.64	$25,439	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
December 31, 2020	4,762	$3.46	to	$6.12	$28,341	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	5,769	$2.27	to	$4.00	$22,472	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%

	PSF PGIM Jennison Focused Blend Portfolio (Class I)
December 31, 2022	6,175	$3.93	to	$10.50	$26,518	0.00%	0.40%	to	1.65%	-26.97%	to	-26.06%
December 31, 2021	7,159	$5.38	to	$14.20	$41,977	0.00%	0.40%	to	1.65%	14.94%	to	16.37%
December 31, 2020	8,380	$4.68	to	$5.08	$42,559	0.00%	1.35%	to	1.65%	28.80%	to	29.18%
December 31, 2019	10,237	$3.63	to	$3.94	$40,233	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%

	Davis Value Portfolio
December 31, 2022	5,919	$2.24	to	$2.39	$13,971	1.21%	1.35%	to	1.65%	-21.43%	to	-21.19%
December 31, 2021	6,752	$2.85	to	$3.04	$20,236	0.56%	1.35%	to	1.65%	15.94%	to	16.28%
December 31, 2020	7,837	$2.46	to	$2.61	$20,215	0.68%	1.35%	to	1.65%	9.91%	to	10.23%
December 31, 2019	9,411	$2.23	to	$2.37	$22,038	1.53%	1.35%	to	1.65%	29.04%	to	29.42%
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2022	2,925	$2.23	to	$2.38	$6,874	0.00%	1.35%	to	1.65%	-29.84%	to	-29.64%
December 31, 2021	3,333	$3.17	to	$3.39	$11,136	0.00%	1.35%	to	1.65%	26.57%	to	26.93%
December 31, 2020	3,771	$2.51	to	$2.67	$9,931	0.00%	1.35%	to	1.65%	32.95%	to	33.35%
December 31, 2019	4,604	$1.89	to	$2.00	$9,102	0.00%	1.35%	to	1.65%	32.18%	to	32.57%
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%

	PSF Small-Cap Value Portfolio (Class I)
December 31, 2022	13,895	$2.87	to	$11.12	$50,718	0.00%	0.25%	to	2.00%	-16.32%	to	-14.86%
December 31, 2021	16,062	$3.43	to	$13.07	$69,461	0.00%	0.25%	to	2.00%	23.98%	to	26.14%
December 31, 2020	19,333	$2.76	to	$10.34	$67,045	0.00%	0.40%	to	2.00%	-0.10%	to	6.65%
December 31, 2019	21,777	$2.76	to	$3.79	$75,215	0.00%	1.35%	to	2.00%	20.37%	to	21.15%
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2022	2,439	$1.72	to	$3.98	$6,651	0.56%	1.40%	to	2.00%	-31.43%	to	-31.03%
December 31, 2021	2,700	$2.51	to	$5.77	$10,776	0.02%	1.40%	to	2.00%	17.69%	to	18.39%
December 31, 2020	3,104	$2.12	to	$4.87	$10,649	0.35%	1.40%	to	2.00%	29.98%	to	30.75%
December 31, 2019	3,816	$1.63	to	$3.73	$10,042	0.30%	1.40%	to	2.00%	32.57%	to	33.36%
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2022	13,946	$2.89	to	$10.97	$65,861	0.00%	0.25%	to	2.00%	-28.39%	to	-27.14%
December 31, 2021	15,674	$4.03	to	$15.05	$102,930	0.00%	0.25%	to	2.00%	8.52%	to	10.42%
December 31, 2020	18,627	$3.70	to	$13.62	$112,875	0.00%	0.40%	to	2.00%	40.63%	to	45.51%
December 31, 2019	23,411	$2.55	to	$5.80	$97,759	0.00%	1.35%	to	2.00%	35.01%	to	35.88%
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
A165

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF International Growth Portfolio (Class I)
December 31, 2022	8,586	$1.19	to	$3.05	$18,394	0.00%	1.40%	to	2.00%	-30.33%	to	-29.91%
December 31, 2021	9,782	$1.71	to	$4.35	$30,144	0.00%	1.40%	to	2.00%	10.27%	to	10.93%
December 31, 2020	11,417	$1.54	to	$3.92	$32,180	0.00%	1.40%	to	2.00%	29.52%	to	30.29%
December 31, 2019	13,518	$1.19	to	$3.01	$29,335	0.00%	1.40%	to	2.00%	29.79%	to	30.56%
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%

	AST Cohen & Steers Realty Portfolio
December 31, 2022	6,865	$10.38	to	$36.50	$154,142	0.00%	0.35%	to	2.95%	-27.50%	to	-25.62%
December 31, 2021	8,615	$14.00	to	$49.85	$266,661	0.00%	0.35%	to	2.95%	38.76%	to	42.35%
December 31, 2020	10,060	$9.87	to	$35.58	$223,300	0.00%	0.35%	to	3.25%	-6.00%	to	-3.18%
December 31, 2019	10,352	$10.22	to	$37.33	$243,120	0.00%	0.35%	to	3.25%	1.14%	to	30.49%
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2022	137,608	$10.86	to	$17.09	$1,944,153	0.00%	0.35%	to	2.95%	-18.14%	to	-16.02%
December 31, 2021	197,465	$12.93	to	$20.56	$3,368,963	0.00%	0.35%	to	2.95%	4.85%	to	7.57%
December 31, 2020	87,356	$12.02	to	$19.31	$1,414,008	0.00%	0.35%	to	3.25%	7.73%	to	10.96%
December 31, 2019	96,113	$10.84	to	$17.59	$1,414,259	0.00%	0.35%	to	3.25%	8.30%	to	13.98%
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%

	AST T. Rowe Price Large-Cap Value Portfolio (merged February 11, 2022)
December 31, 2022	—	$13.50	to	$29.94	$—	0.00%	0.35%	to	2.95%	0.47%	to	0.77%
December 31, 2021	33,756	$13.40	to	$29.76	$753,094	0.00%	0.35%	to	2.95%	21.95%	to	25.10%
December 31, 2020	40,083	$10.75	to	$24.17	$722,108	0.00%	0.35%	to	3.25%	-1.23%	to	1.73%
December 31, 2019	40,565	$10.60	to	$24.14	$726,342	0.00%	0.35%	to	3.25%	6.16%	to	25.28%
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%

	AST High Yield Portfolio
December 31, 2022	10,177	$9.70	to	$18.65	$148,100	0.00%	0.35%	to	2.95%	-14.05%	to	-11.82%
December 31, 2021	13,344	$11.03	to	$21.49	$223,789	0.00%	0.35%	to	2.95%	3.29%	to	5.96%
December 31, 2020	13,874	$10.44	to	$20.60	$222,486	0.00%	0.35%	to	3.25%	-0.70%	to	2.28%
December 31, 2019	13,888	$10.24	to	$20.46	$223,392	0.00%	0.35%	to	3.25%	2.23%	to	14.66%
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%

	AST Small-Cap Growth Opportunities Portfolio (merged September 9, 2022)
December 31, 2022	—	$10.70	to	$35.20	$—	0.00%	0.35%	to	2.95%	-26.61%	to	-25.29%
December 31, 2021	5,883	$14.35	to	$47.64	$193,098	0.00%	0.35%	to	2.95%	-4.18%	to	-1.69%
December 31, 2020	6,330	$14.64	to	$49.23	$214,364	0.00%	0.35%	to	2.95%	31.31%	to	34.71%
December 31, 2019	7,452	$10.90	to	$37.13	$193,371	0.00%	0.48%	to	3.25%	8.73%	to	35.73%
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%

	AST Small-Cap Value Portfolio
December 31, 2022	14,001	$11.78	to	$31.50	$310,497	0.00%	0.35%	to	2.95%	-15.80%	to	-13.63%
December 31, 2021	5,401	$13.64	to	$37.05	$143,175	0.00%	0.35%	to	2.95%	27.75%	to	31.06%
December 31, 2020	6,132	$10.41	to	$28.72	$126,028	0.00%	0.35%	to	3.25%	-2.42%	to	0.51%
December 31, 2019	6,037	$10.35	to	$29.03	$126,086	0.00%	0.35%	to	3.25%	3.90%	to	21.31%
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%

	AST Mid-Cap Growth Portfolio
December 31, 2022	16,691	$10.48	to	$33.60	$399,145	0.00%	0.35%	to	2.95%	-32.91%	to	-31.17%
December 31, 2021	19,031	$15.27	to	$49.60	$676,221	0.00%	0.35%	to	2.95%	7.32%	to	10.10%
December 31, 2020	21,152	$13.91	to	$45.77	$694,961	0.00%	0.35%	to	3.25%	30.46%	to	34.37%
December 31, 2019	24,558	$10.39	to	$34.61	$614,786	0.00%	0.35%	to	3.25%	3.60%	to	29.44%
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%

	AST Large-Cap Value Portfolio
December 31, 2022	40,856	$13.79	to	$38.58	$1,131,727	0.00%	0.35%	to	2.70%	-1.04%	to	1.35%
December 31, 2021	17,212	$13.65	to	$38.67	$480,280	0.00%	0.35%	to	2.95%	25.51%	to	28.76%
December 31, 2020	20,701	$10.63	to	$30.51	$456,871	0.00%	0.35%	to	2.95%	-2.60%	to	-0.08%
December 31, 2019	20,480	$10.67	to	$31.02	$458,129	0.00%	0.35%	to	3.25%	6.16%	to	28.81%
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
A166

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Loomis Sayles Large-Cap Growth Portfolio (merged June 10, 2022)
December 31, 2022	—	$11.93	to	$44.95	$—	0.00%	0.35%	to	2.95%	-28.55%	to	-27.74%
December 31, 2021	10,312	$16.54	to	$62.65	$471,788	0.00%	0.35%	to	2.95%	14.97%	to	17.94%
December 31, 2020	11,729	$14.06	to	$53.96	$463,953	0.00%	0.35%	to	3.25%	27.32%	to	31.13%
December 31, 2019	14,351	$10.76	to	$41.81	$443,267	0.00%	0.35%	to	3.25%	8.21%	to	30.91%
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%

	AST MFS Growth Portfolio (merged June 10, 2022)
December 31, 2022	—	$12.19	to	$43.37	$—	0.00%	0.35%	to	2.95%	-29.11%	to	-28.30%
December 31, 2021	7,013	$17.02	to	$60.91	$306,874	0.00%	0.35%	to	2.95%	19.85%	to	22.95%
December 31, 2020	7,886	$13.89	to	$50.33	$293,573	0.00%	0.35%	to	2.95%	26.74%	to	30.02%
December 31, 2019	7,964	$10.72	to	$39.33	$241,787	0.00%	0.48%	to	3.25%	7.58%	to	37.02%
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%

	AST Mid-Cap Value Portfolio
December 31, 2022	13,157	$12.31	to	$37.97	$325,023	0.00%	0.35%	to	2.95%	-10.41%	to	-8.09%
December 31, 2021	17,183	$13.39	to	$41.97	$475,240	0.00%	0.35%	to	2.95%	29.81%	to	33.16%
December 31, 2020	16,157	$10.06	to	$32.02	$340,471	0.00%	0.35%	to	3.25%	-4.98%	to	-2.13%
December 31, 2019	15,686	$10.28	to	$33.24	$344,588	0.00%	0.35%	to	3.25%	2.85%	to	20.35%
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%

	AST BlackRock Low Duration Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$8.50	to	$12.21	$—	0.00%	0.35%	to	2.70%	-1.82%	to	-1.55%
December 31, 2021	18,363	$8.66	to	$12.41	$191,717	0.00%	0.35%	to	2.95%	-3.45%	to	-0.95%
December 31, 2020	19,290	$8.42	to	$12.63	$203,814	0.00%	0.35%	to	3.25%	-0.77%	to	2.20%
December 31, 2019	17,476	$8.49	to	$12.46	$181,540	0.00%	0.35%	to	3.25%	0.70%	to	4.05%
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2022	12,220	$10.63	to	$17.60	$158,784	0.00%	0.35%	to	2.95%	3.05%	to	5.72%
December 31, 2021	19,538	$10.11	to	$16.82	$240,334	0.00%	0.35%	to	2.95%	20.25%	to	23.36%
December 31, 2020	23,647	$8.04	to	$13.78	$236,498	0.00%	0.35%	to	3.25%	-5.40%	to	-2.56%
December 31, 2019	22,956	$8.49	to	$14.29	$236,498	0.00%	0.48%	to	3.25%	4.54%	to	16.22%
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2022	542,542	$11.69	to	$22.71	$9,924,177	0.00%	0.35%	to	2.95%	-18.74%	to	-16.64%
December 31, 2021	663,851	$14.02	to	$27.68	$14,698,825	0.00%	0.35%	to	2.95%	9.19%	to	12.02%
December 31, 2020	574,902	$12.52	to	$25.10	$11,461,948	0.00%	0.35%	to	3.25%	8.88%	to	12.14%
December 31, 2019	633,579	$11.16	to	$22.74	$11,362,924	0.00%	0.35%	to	3.25%	11.44%	to	20.18%
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%

	AST MFS Global Equity Portfolio
December 31, 2022	12,927	$11.30	to	$30.93	$295,683	0.00%	0.35%	to	2.95%	-20.31%	to	-18.25%
December 31, 2021	15,828	$13.87	to	$38.43	$451,075	0.00%	0.35%	to	2.95%	13.50%	to	16.44%
December 31, 2020	17,709	$11.95	to	$33.53	$440,204	0.00%	0.35%	to	3.25%	10.47%	to	13.78%
December 31, 2019	19,444	$10.53	to	$29.94	$432,853	0.00%	0.35%	to	3.25%	6.47%	to	29.24%
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%

	AST J.P. Morgan International Equity Portfolio
December 31, 2022	10,001	$11.42	to	$18.31	$139,708	0.00%	0.35%	to	2.95%	-22.62%	to	-20.61%
December 31, 2021	13,167	$14.38	to	$23.43	$234,586	0.00%	0.35%	to	2.95%	7.89%	to	10.69%
December 31, 2020	14,571	$12.99	to	$21.51	$235,886	0.00%	0.35%	to	3.25%	9.41%	to	12.68%
December 31, 2019	15,796	$11.53	to	$19.39	$228,162	0.00%	0.35%	to	3.25%	14.87%	to	26.52%
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2022	69,132	$12.12	to	$23.59	$1,118,026	0.00%	0.35%	to	2.95%	-10.33%	to	-8.01%
December 31, 2021	83,619	$13.17	to	$26.05	$1,481,617	0.00%	0.35%	to	2.95%	8.85%	to	11.66%
December 31, 2020	92,867	$11.80	to	$23.70	$1,483,962	0.00%	0.35%	to	3.25%	3.19%	to	6.29%
December 31, 2019	103,044	$11.10	to	$22.66	$1,562,700	0.00%	0.35%	to	3.25%	11.12%	to	19.89%
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
A167

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Capital Growth Asset Allocation Portfolio
December 31, 2022	347,065	$12.14	to	$25.34	$6,865,097	0.00%		0.35%	to	2.95%	-19.28%	to	-17.19%
December 31, 2021	419,222	$14.67	to	$31.09	$10,091,464	0.00%		0.35%	to	2.95%	13.63%	to	16.57%
December 31, 2020	462,883	$12.58	to	$27.09	$9,641,762	0.00%		0.35%	to	3.25%	9.73%	to	13.02%
December 31, 2019	502,215	$11.13	to	$24.35	$9,349,469	0.00%		0.35%	to	3.25%	11.09%	to	21.58%
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%		0.55%	to	3.25%	-9.28%	to	-6.74%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2022	108,587	$10.80	to	$16.70	$1,480,246	0.00%		0.35%	to	2.95%	-15.92%	to	-13.75%
December 31, 2021	166,410	$12.53	to	$19.67	$2,675,668	0.00%		0.35%	to	2.95%	9.22%	to	12.05%
December 31, 2020	185,426	$11.18	to	$17.83	$2,680,163	0.00%		0.35%	to	3.25%	0.83%	to	3.85%
December 31, 2019	199,719	$10.76	to	$17.44	$2,798,739	0.00%		0.35%	to	3.25%	7.65%	to	15.42%
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%		0.55%	to	3.25%	-11.14%	to	-8.64%

	AST Balanced Asset Allocation Portfolio
December 31, 2022	444,810	$11.53	to	$21.58	$7,796,818	0.00%		0.35%	to	2.95%	-18.66%	to	-16.55%
December 31, 2021	367,938	$13.82	to	$26.27	$7,812,318	0.00%		0.35%	to	2.95%	9.61%	to	12.45%
December 31, 2020	406,939	$12.29	to	$23.74	$7,752,708	0.00%		0.35%	to	3.25%	8.14%	to	11.38%
December 31, 2019	445,608	$11.03	to	$21.65	$7,699,602	0.00%		0.35%	to	3.25%	10.20%	to	18.76%
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%		0.55%	to	3.25%	-8.04%	to	-5.46%

	AST Preservation Asset Allocation Portfolio
December 31, 2022	167,992	$10.51	to	$16.52	$2,379,361	0.00%		0.35%	to	2.95%	-18.04%	to	-15.92%
December 31, 2021	239,414	$12.51	to	$19.81	$4,073,050	0.00%		0.35%	to	2.95%	3.20%	to	5.87%
December 31, 2020	272,149	$11.81	to	$18.93	$4,402,595	0.00%		0.35%	to	3.25%	5.54%	to	8.70%
December 31, 2019	287,724	$10.87	to	$17.70	$4,326,551	0.00%		0.35%	to	3.25%	8.60%	to	14.11%
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%		0.55%	to	3.25%	-6.02%	to	-3.38%

	AST Prudential Growth Allocation Portfolio
December 31, 2022	448,827	$10.87	to	$21.53	$7,777,840	0.00%		0.35%	to	2.95%	-20.64%	to	-18.58%
December 31, 2021	606,990	$13.35	to	$26.87	$13,036,419	0.00%		0.35%	to	2.95%	13.36%	to	16.29%
December 31, 2020	677,603	$11.48	to	$23.47	$12,604,378	0.00%		0.35%	to	3.25%	2.42%	to	5.49%
December 31, 2019	747,873	$10.88	to	$22.61	$13,282,205	0.00%		0.35%	to	3.25%	8.75%	to	18.52%
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%		0.55%	to	3.25%	-10.62%	to	-8.11%

	AST Advanced Strategies Portfolio
December 31, 2022	233,125	$11.66	to	$23.52	$4,342,414	0.00%		0.35%	to	2.95%	-19.01%	to	-16.91%
December 31, 2021	282,766	$14.03	to	$28.76	$6,388,506	0.00%		0.35%	to	2.95%	10.57%	to	13.43%
December 31, 2020	320,430	$12.37	to	$25.76	$6,421,615	0.00%		0.35%	to	3.25%	7.08%	to	10.29%
December 31, 2019	355,641	$11.21	to	$23.73	$6,516,238	0.00%		0.35%	to	3.25%	11.97%	to	21.19%
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%		0.55%	to	3.25%	-8.96%	to	-6.41%

	AST Large-Cap Growth Portfolio
December 31, 2022	42,169	$11.52	to	$48.39	$1,386,610	0.00%		0.35%	to	2.95%	-35.12%	to	-33.44%
December 31, 2021	23,701	$17.36	to	$73.86	$1,225,164	0.00%		0.35%	to	2.95%	13.76%	to	16.70%
December 31, 2020	26,177	$14.92	to	$64.30	$1,198,109	0.00%		0.35%	to	3.25%	35.27%	to	39.32%
December 31, 2019	29,332	$10.74	to	$46.89	$1,011,442	0.00%		0.35%	to	3.25%	7.75%	to	27.52%
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%		0.55%	to	3.25%	0.47%	to	3.29%

	AST Government Money Market Portfolio
December 31, 2022	41,470	$7.06	to	$10.15	$383,307	1.27%		0.35%	to	2.95%	-1.67%	to	0.87%
December 31, 2021	36,208	$7.15	to	$10.06	$333,433	0.00%	(1)	0.35%	to	3.10%	-3.10%	to	-0.36%	(1)
December 31, 2020	42,575	$7.37	to	$10.10	$394,114	0.15%		0.35%	to	3.10%	-2.89%	to	-0.13%
December 31, 2019	25,141	$7.48	to	$10.11	$231,233	1.67%		0.35%	to	3.25%	-1.61%	to	1.13%
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%		0.55%	to	3.25%	-2.01%	to	0.74%

	AST Small-Cap Growth Portfolio
December 31, 2022	11,002	$11.44	to	$40.77	$303,447	0.00%		0.35%	to	2.95%	-29.65%	to	-27.83%
December 31, 2021	8,474	$15.89	to	$57.39	$334,669	0.00%		0.35%	to	2.95%	1.54%	to	4.17%
December 31, 2020	9,192	$15.31	to	$55.97	$357,295	0.00%		0.35%	to	3.25%	43.57%	to	47.87%
December 31, 2019	10,768	$10.38	to	$38.45	$291,501	0.00%		0.35%	to	3.25%	3.62%	to	29.40%
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%		0.55%	to	3.25%	-11.40%	to	-8.91%
A168

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock/Loomis Sayles Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$10.26	to	$15.83	$—	0.00%	0.35%	to	2.95%	-3.56%	to	-3.28%
December 31, 2021	124,129	$10.61	to	$16.38	$1,591,057	0.00%	0.35%	to	2.95%	-3.97%	to	-1.48%
December 31, 2020	124,642	$10.54	to	$16.76	$1,628,565	0.00%	0.35%	to	3.25%	3.88%	to	6.99%
December 31, 2019	126,833	$10.13	to	$15.79	$1,556,275	0.00%	0.35%	to	3.25%	0.97%	to	8.62%
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%	0.55%	to	3.25%	-3.91%	to	-1.21%

	AST International Value Portfolio
December 31, 2022	8,049	$9.44	to	$15.54	$95,002	0.00%	0.35%	to	2.70%	-12.53%	to	-10.42%
December 31, 2021	10,045	$10.71	to	$17.63	$134,431	0.00%	0.35%	to	2.95%	4.56%	to	7.26%
December 31, 2020	10,617	$10.15	to	$16.69	$133,174	0.00%	0.35%	to	3.25%	-3.84%	to	-0.95%
December 31, 2019	10,845	$10.41	to	$17.12	$138,312	0.00%	0.35%	to	3.25%	7.85%	to	19.36%
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%	0.55%	to	3.25%	-18.88%	to	-16.60%

	AST International Growth Portfolio
December 31, 2022	12,468	$11.24	to	$22.62	$208,400	0.00%	0.35%	to	2.95%	-30.73%	to	-28.93%
December 31, 2021	13,568	$15.87	to	$32.34	$324,901	0.00%	0.35%	to	2.95%	9.28%	to	12.11%
December 31, 2020	14,820	$14.20	to	$29.31	$319,509	0.00%	0.35%	to	3.25%	27.06%	to	30.86%
December 31, 2019	17,070	$10.89	to	$22.75	$284,222	0.00%	0.35%	to	3.25%	10.22%	to	31.38%
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%	0.55%	to	3.25%	-16.16%	to	-13.81%

	AST Investment Grade Bond Portfolio
December 31, 2022	860,830	$10.26	to	$17.78	$10,864,615	0.00%	0.35%	to	2.35%	-15.79%	to	-14.12%
December 31, 2021	58,908	$12.14	to	$20.82	$965,064	0.00%	0.55%	to	2.65%	-4.76%	to	-2.71%
December 31, 2020	67,533	$12.60	to	$21.49	$1,150,344	0.00%	0.35%	to	2.65%	13.38%	to	16.06%
December 31, 2019	97,350	$11.08	to	$18.62	$1,430,638	0.00%	0.55%	to	2.65%	8.28%	to	10.62%
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%	0.55%	to	2.65%	-2.92%	to	-0.82%

	AST Core Fixed Income Portfolio
December 31, 2022	191,998	$8.70	to	$13.12	$2,225,902	0.00%	0.35%	to	2.95%	-18.68%	to	-13.18%
December 31, 2021	96,332	$10.73	to	$15.82	$1,362,294	0.00%	0.35%	to	2.95%	-5.04%	to	-2.58%
December 31, 2020	94,750	$11.05	to	$16.34	$1,381,144	0.00%	0.35%	to	3.25%	4.60%	to	7.73%
December 31, 2019	97,267	$10.29	to	$15.26	$1,323,031	0.00%	0.35%	to	3.25%	2.43%	to	11.68%
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%	0.55%	to	3.25%	-5.46%	to	-2.80%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2022	2,725	$9.37	to	$22.85	$42,666	0.00%	0.35%	to	2.95%	-27.57%	to	-25.70%
December 31, 2021	3,491	$12.65	to	$31.25	$75,510	0.00%	0.35%	to	2.95%	23.26%	to	26.45%
December 31, 2020	4,067	$10.03	to	$25.10	$70,617	0.00%	0.35%	to	3.25%	-6.10%	to	-3.28%
December 31, 2019	3,976	$10.41	to	$26.37	$72,741	0.00%	0.35%	to	3.25%	3.77%	to	24.44%
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%	0.55%	to	3.25%	-7.82%	to	-5.24%

	AST Emerging Markets Equity Portfolio
December 31, 2022	16,587	$6.62	to	$11.90	$138,938	0.00%	0.35%	to	2.70%	-23.83%	to	-21.99%
December 31, 2021	23,598	$8.68	to	$15.50	$254,682	0.00%	0.35%	to	2.95%	-2.68%	to	-0.16%
December 31, 2020	24,148	$8.89	to	$15.77	$262,116	0.00%	0.35%	to	3.25%	0.68%	to	3.70%
December 31, 2019	20,056	$8.77	to	$15.45	$209,425	0.00%	0.35%	to	3.25%	4.14%	to	12.72%
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%

	AST Goldman Sachs Small-Cap Value Portfolio (merged June 10, 2022)
December 31, 2022	—	$11.81	to	$35.36	$—	0.00%	0.35%	to	2.95%	-12.75%	to	-11.76%
December 31, 2021	11,732	$13.40	to	$40.36	$337,010	0.00%	0.35%	to	2.95%	23.01%	to	26.19%
December 31, 2020	14,038	$10.65	to	$32.49	$326,190	0.00%	0.35%	to	3.25%	-0.89%	to	2.08%
December 31, 2019	13,918	$10.46	to	$32.33	$322,702	0.00%	0.35%	to	3.25%	4.13%	to	21.96%
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%

	AST Moderate Multi-Asset Portfolio (merged December 2, 2022)
December 31, 2022	—	$11.83	to	$19.08	$—	0.00%	0.35%	to	2.95%	-16.94%	to	-14.96%
December 31, 2021	209,833	$13.91	to	$22.77	$3,919,333	0.00%	0.35%	to	2.95%	7.96%	to	10.76%
December 31, 2020	235,817	$12.56	to	$20.89	$4,004,115	0.00%	0.35%	to	3.25%	10.39%	to	13.70%
December 31, 2019	262,440	$11.04	to	$18.66	$3,953,412	0.00%	0.35%	to	3.25%	10.27%	to	17.40%
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
A169

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Global Thematic Portfolio
December 31, 2022	97,624	$11.54	to	$21.57	$1,648,038	0.00%	0.35%	to	2.95%	-19.36%	to	-17.27%
December 31, 2021	124,741	$13.95	to	$26.49	$2,567,981	0.00%	0.35%	to	2.95%	9.19%	to	12.02%
December 31, 2020	137,600	$12.45	to	$24.03	$2,547,203	0.00%	0.35%	to	3.25%	9.48%	to	12.76%
December 31, 2019	150,691	$11.04	to	$21.65	$2,498,498	0.00%	0.35%	to	3.25%	10.30%	to	18.77%
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%

	ProFund VP Consumer Services
December 31, 2022	15	$10.72	to	$33.69	$445	0.00%	0.35%	to	2.35%	-33.10%	to	-31.77%
December 31, 2021	16	$15.71	to	$49.48	$684	0.00%	0.35%	to	2.00%	8.07%	to	9.84%
December 31, 2020	29	$14.30	to	$45.14	$1,206	0.00%	0.35%	to	2.00%	25.83%	to	27.89%
December 31, 2019	19	$29.44	to	$35.37	$628	0.00%	0.55%	to	2.00%	22.20%	to	23.95%
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%

	ProFund VP Consumer Goods
December 31, 2022	7	$13.47	to	$27.62	$168	0.05%	0.35%	to	2.00%	-26.17%	to	-24.96%
December 31, 2021	10	$17.94	to	$36.88	$336	0.38%	0.35%	to	2.00%	17.30%	to	19.23%
December 31, 2020	19	$15.05	to	$31.00	$506	0.74%	0.35%	to	2.00%	28.48%	to	30.59%
December 31, 2019	25	$11.52	to	$23.78	$532	1.47%	0.35%	to	2.00%	15.64%	to	25.87%
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%

	ProFund VP Financials
December 31, 2022	23	$12.43	to	$26.23	$415	0.09%	0.35%	to	2.30%	-17.05%	to	-15.44%
December 31, 2021	40	$15.99	to	$31.08	$766	0.35%	0.55%	to	2.30%	27.18%	to	29.39%
December 31, 2020	46	$11.34	to	$24.02	$688	0.76%	0.35%	to	2.30%	-3.98%	to	-2.11%
December 31, 2019	46	$11.58	to	$24.59	$696	0.55%	0.35%	to	2.30%	15.77%	to	29.55%
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%

	ProFund VP Health Care
December 31, 2022	42	$14.31	to	$41.29	$1,472	0.00%	0.35%	to	2.35%	-8.18%	to	-6.35%
December 31, 2021	62	$15.28	to	$44.18	$2,389	0.04%	0.35%	to	2.30%	18.81%	to	21.11%
December 31, 2020	77	$12.61	to	$36.55	$2,471	0.00%	0.35%	to	2.30%	11.86%	to	14.04%
December 31, 2019	58	$11.06	to	$32.12	$1,717	0.00%	0.35%	to	2.30%	10.35%	to	18.71%
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%

	ProFund VP Industrials
December 31, 2022	16	$12.52	to	$32.42	$419	0.00%	0.35%	to	2.35%	-17.54%	to	-15.90%
December 31, 2021	18	$24.75	to	$38.63	$552	0.00%	0.55%	to	2.30%	13.79%	to	15.76%
December 31, 2020	21	$12.84	to	$33.37	$563	0.19%	0.35%	to	2.30%	14.13%	to	16.35%
December 31, 2019	22	$19.06	to	$28.74	$507	0.00%	0.55%	to	2.30%	27.56%	to	29.78%
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%

	ProFund VP Mid-Cap Growth
December 31, 2022	29	$12.00	to	$28.24	$681	0.00%	0.35%	to	2.30%	-22.13%	to	-20.62%
December 31, 2021	34	$15.12	to	$35.64	$1,026	0.00%	0.35%	to	2.30%	14.34%	to	16.56%
December 31, 2020	36	$12.97	to	$30.64	$901	0.00%	0.35%	to	2.30%	18.18%	to	20.47%
December 31, 2019	28	$19.37	to	$25.49	$590	0.00%	0.55%	to	2.30%	21.45%	to	23.56%
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%

	ProFund VP Mid-Cap Value
December 31, 2022	23	$12.57	to	$27.89	$506	0.15%	0.35%	to	2.30%	-10.51%	to	-8.77%
December 31, 2021	33	$13.78	to	$30.63	$800	0.25%	0.35%	to	2.30%	25.64%	to	28.08%
December 31, 2020	31	$10.76	to	$23.96	$611	0.44%	0.35%	to	2.30%	0.00%	to	1.94%
December 31, 2019	30	$17.50	to	$23.55	$622	0.20%	0.55%	to	2.30%	21.29%	to	23.40%
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%

	ProFund VP Real Estate
December 31, 2022	11	$10.41	to	$21.63	$205	0.71%	0.35%	to	2.30%	-28.21%	to	-26.81%
December 31, 2021	18	$14.23	to	$29.62	$409	0.03%	0.35%	to	2.30%	34.00%	to	36.60%
December 31, 2020	19	$13.15	to	$21.72	$324	1.63%	0.55%	to	2.30%	-8.40%	to	-6.81%
December 31, 2019	18	$14.36	to	$23.31	$338	1.68%	0.55%	to	2.30%	23.91%	to	26.06%
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
A170

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Growth
December 31, 2022	20	$11.25	to	$30.53	$536	0.00%	0.35%	to	2.30%	-24.15%	to	-22.68%
December 31, 2021	23	$28.59	to	$39.57	$809	0.00%	0.55%	to	2.30%	17.93%	to	19.98%
December 31, 2020	24	$24.24	to	$32.98	$717	0.00%	0.55%	to	2.30%	14.75%	to	16.75%
December 31, 2019	21	$21.12	to	$28.25	$526	0.00%	0.55%	to	2.30%	16.44%	to	18.46%
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%

	ProFund VP Small-Cap Value
December 31, 2022	13	$11.59	to	$26.22	$278	0.00%	0.35%	to	2.00%	-14.13%	to	-12.72%
December 31, 2021	16	$13.28	to	$30.11	$412	0.07%	0.35%	to	2.00%	26.04%	to	28.11%
December 31, 2020	12	$18.55	to	$23.55	$238	0.03%	0.55%	to	2.00%	-0.92%	to	0.51%
December 31, 2019	12	$18.73	to	$23.43	$234	0.00%	0.55%	to	2.00%	20.16%	to	21.89%
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%

	ProFund VP Telecommunications
December 31, 2022	6	$9.65	to	$17.40	$68	1.79%	0.35%	to	2.35%	-23.02%	to	-21.49%
December 31, 2021	10	$12.30	to	$22.21	$137	0.98%	0.35%	to	2.00%	16.09%	to	18.00%
December 31, 2020	8	$10.42	to	$18.86	$104	0.97%	0.35%	to	2.00%	1.13%	to	2.79%
December 31, 2019	6	$11.41	to	$18.39	$79	3.13%	0.55%	to	2.00%	12.52%	to	14.14%
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%

	ProFund VP Utilities
December 31, 2022	27	$12.66	to	$28.89	$625	0.95%	0.35%	to	2.30%	-2.49%	to	-0.60%
December 31, 2021	26	$12.73	to	$29.12	$589	1.54%	0.35%	to	2.30%	12.81%	to	15.00%
December 31, 2020	29	$11.07	to	$25.38	$563	1.56%	0.35%	to	2.30%	-4.59%	to	-2.74%
December 31, 2019	31	$11.39	to	$26.14	$657	1.69%	0.35%	to	2.30%	14.60%	to	22.20%
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%

	ProFund VP Large-Cap Growth
December 31, 2022	21	$24.96	to	$36.09	$605	0.00%	0.55%	to	2.30%	-32.20%	to	-31.02%
December 31, 2021	39	$36.81	to	$52.32	$1,632	0.00%	0.55%	to	2.30%	26.94%	to	29.15%
December 31, 2020	45	$28.99	to	$40.51	$1,486	0.00%	0.55%	to	2.30%	27.99%	to	30.21%
December 31, 2019	48	$22.65	to	$31.11	$1,219	0.00%	0.55%	to	2.30%	25.99%	to	28.18%
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%

	ProFund VP Large-Cap Value
December 31, 2022	47	$13.12	to	$27.28	$1,028	0.51%	0.35%	to	2.30%	-8.91%	to	-7.15%
December 31, 2021	65	$18.21	to	$29.44	$1,507	0.96%	0.55%	to	2.30%	20.16%	to	22.25%
December 31, 2020	69	$15.16	to	$24.08	$1,301	1.27%	0.55%	to	2.30%	-2.31%	to	-0.61%
December 31, 2019	52	$15.52	to	$24.23	$918	0.95%	0.55%	to	2.30%	26.86%	to	29.06%
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%

	AST Jennison Large-Cap Growth Portfolio (merged June 10, 2022)
December 31, 2022	—	$12.75	to	$40.36	$—	0.00%	0.35%	to	2.95%	-34.76%	to	-34.02%
December 31, 2021	9,414	$19.35	to	$61.23	$452,299	0.00%	0.35%	to	2.95%	12.40%	to	15.32%
December 31, 2020	10,532	$16.83	to	$53.29	$451,664	0.00%	0.35%	to	3.25%	49.04%	to	53.50%
December 31, 2019	9,348	$11.00	to	$34.92	$280,800	0.00%	0.35%	to	3.25%	10.47%	to	31.87%
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%

	Allspring VT International Equity Fund (Class 1)
December 31, 2022	6	$16.28	to	$17.71	$106	4.09%	1.40%	to	1.85%	-13.09%	to	-12.70%
December 31, 2021	6	$18.73	to	$20.29	$125	1.34%	1.40%	to	1.85%	5.44%	to	5.91%
December 31, 2020	7	$17.76	to	$19.16	$125	2.88%	1.40%	to	1.85%	2.98%	to	3.44%
December 31, 2019	9	$17.25	to	$18.52	$156	4.02%	1.40%	to	1.85%	13.40%	to	13.91%
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%

	Allspring VT Omega Growth Fund (Class 1)
December 31, 2022	64	$5.16	to	$5.64	$343	0.00%	1.40%	to	1.85%	-38.19%	to	-37.91%
December 31, 2021	63	$8.35	to	$9.09	$551	0.00%	1.40%	to	1.85%	13.18%	to	13.68%
December 31, 2020	99	$7.38	to	$7.99	$753	0.00%	1.40%	to	1.85%	40.81%	to	41.43%
December 31, 2019	124	$5.24	to	$5.65	$666	0.00%	1.40%	to	1.85%	34.90%	to	35.50%
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
A171

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2022	7	$28.46	to	$29.71	$213	0.00%	1.50%	to	1.85%	-35.49%	to	-35.27%
December 31, 2021	9	$44.12	to	$45.89	$417	0.00%	1.50%	to	1.85%	5.97%	to	6.34%
December 31, 2020	10	$41.63	to	$43.16	$417	0.00%	1.50%	to	1.85%	55.23%	to	55.76%
December 31, 2019	16	$26.82	to	$27.71	$422	0.00%	1.50%	to	1.85%	23.03%	to	23.46%
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%

	AST Bond Portfolio 2022
December 31, 2022	30	$10.51	to	$12.96	$360	0.00%	1.15%	to	2.95%	-3.51%	to	-1.81%
December 31, 2021	4,589	$10.89	to	$13.20	$54,457	0.00%	1.15%	to	2.95%	-3.77%	to	-2.07%
December 31, 2020	1,310	$10.87	to	$13.04	$16,239	0.00%	1.50%	to	3.25%	1.59%	to	3.46%
December 31, 2019	1,785	$10.70	to	$12.60	$20,774	0.00%	1.50%	to	3.25%	2.45%	to	4.33%
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%

	AST Quantitative Modeling Portfolio
December 31, 2022	60,994	$10.82	to	$18.57	$911,892	0.00%	0.35%	to	2.65%	-20.85%	to	-19.04%
December 31, 2021	69,769	$13.41	to	$22.99	$1,313,627	0.00%	0.35%	to	2.65%	12.46%	to	15.04%
December 31, 2020	75,102	$11.69	to	$20.02	$1,249,337	0.00%	0.35%	to	2.65%	8.70%	to	11.18%
December 31, 2019	80,749	$10.55	to	$18.04	$1,259,104	0.00%	0.48%	to	2.65%	5.73%	to	20.54%
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%

	AST BlackRock Global Strategies Portfolio
December 31, 2022	91,613	$10.44	to	$14.30	$1,172,122	0.00%	0.35%	to	2.95%	-19.34%	to	-17.26%
December 31, 2021	118,258	$12.62	to	$17.31	$1,844,921	0.00%	0.35%	to	2.95%	8.48%	to	11.28%
December 31, 2020	130,979	$11.34	to	$15.59	$1,847,482	0.00%	0.35%	to	2.95%	1.74%	to	4.37%
December 31, 2019	142,439	$10.87	to	$14.97	$1,941,764	0.00%	0.35%	to	3.25%	8.75%	to	16.97%
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2022	17	$28.64	to	$29.78	$501	0.00%	1.50%	to	1.85%	-22.05%	to	-21.78%
December 31, 2021	27	$36.74	to	$38.07	$999	0.27%	1.50%	to	1.85%	22.79%	to	23.22%
December 31, 2020	37	$29.92	to	$30.90	$1,114	0.69%	1.50%	to	1.85%	19.12%	to	19.53%
December 31, 2019	52	$25.12	to	$25.85	$1,327	0.54%	1.50%	to	1.85%	29.42%	to	29.86%
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%

	AST Prudential Core Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$10.08	to	$12.77	$—	0.00%	0.35%	to	2.70%	-3.93%	to	-3.67%
December 31, 2021	35,739	$10.45	to	$13.25	$436,421	0.00%	0.35%	to	2.85%	-4.15%	to	-1.68%
December 31, 2020	35,984	$10.49	to	$13.51	$448,549	0.00%	0.35%	to	3.25%	2.60%	to	5.68%
December 31, 2019	30,278	$10.14	to	$12.81	$361,679	0.00%	0.35%	to	3.25%	1.09%	to	9.15%
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%

	AST Bond Portfolio 2023
December 31, 2022	5,891	$8.89	to	$10.78	$57,123	0.00%	1.15%	to	2.95%	-6.45%	to	-4.80%
December 31, 2021	448	$9.55	to	$11.17	$4,649	0.00%	1.30%	to	2.90%	-4.47%	to	-2.96%
December 31, 2020	415	$9.60	to	$11.65	$4,510	0.00%	1.15%	to	3.25%	3.30%	to	5.54%
December 31, 2019	573	$9.30	to	$10.92	$5,939	0.00%	1.30%	to	3.25%	3.05%	to	5.14%
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%

	AST MFS Growth Allocation Portfolio
December 31, 2022	36,703	$11.59	to	$17.23	$561,008	0.00%	0.35%	to	2.95%	-20.23%	to	-18.17%
December 31, 2021	51,267	$14.16	to	$21.10	$965,448	0.00%	0.35%	to	2.95%	11.55%	to	14.44%
December 31, 2020	54,399	$12.37	to	$18.48	$902,132	0.00%	0.35%	to	3.25%	6.30%	to	9.49%
December 31, 2019	48,939	$11.30	to	$16.91	$748,647	0.00%	0.35%	to	3.25%	12.85%	to	22.09%
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2022	807	$8.53	to	$10.70	$7,734	0.00%	0.35%	to	1.95%	-17.82%	to	-16.47%
December 31, 2021	847	$10.38	to	$12.86	$9,797	0.00%	0.35%	to	1.95%	-4.94%	to	-3.39%
December 31, 2020	825	$10.92	to	$13.36	$9,949	0.00%	0.35%	to	1.95%	5.35%	to	7.07%
December 31, 2019	714	$10.27	to	$12.52	$8,185	0.00%	0.48%	to	1.95%	2.92%	to	14.22%
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
A172

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Large-Cap Value Portfolio (merged February 11, 2022)
December 31, 2022	—	$12.87	to	$27.31	$—	0.00%	0.35%	to	2.70%	-5.48%	to	-5.22%
December 31, 2021	10,358	$13.59	to	$28.82	$260,460	0.00%	0.35%	to	2.70%	21.68%	to	24.61%
December 31, 2020	11,095	$10.94	to	$23.17	$228,837	0.00%	0.35%	to	2.95%	0.92%	to	3.53%
December 31, 2019	10,037	$10.60	to	$22.43	$205,540	0.00%	0.35%	to	2.95%	6.32%	to	28.64%
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%

	AST Bond Portfolio 2024
December 31, 2022	210	$9.16	to	$9.96	$2,007	0.00%	1.50%	to	2.30%	-8.77%	to	-8.00%
December 31, 2021	33	$10.04	to	$10.83	$346	0.00%	1.50%	to	2.30%	-4.61%	to	-3.81%
December 31, 2020	132	$10.05	to	$11.26	$1,428	0.00%	1.50%	to	2.95%	5.54%	to	7.05%
December 31, 2019	460	$9.26	to	$10.51	$4,633	0.00%	1.50%	to	3.25%	4.45%	to	6.36%
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2022	7,272	$12.64	to	$25.52	$163,810	0.00%	0.35%	to	2.40%	-9.71%	to	-7.87%
December 31, 2021	8,130	$13.76	to	$27.76	$201,163	0.00%	0.35%	to	2.65%	23.17%	to	26.08%
December 31, 2020	9,007	$10.95	to	$22.06	$179,575	0.00%	0.35%	to	2.85%	1.74%	to	4.36%
December 31, 2019	8,907	$10.53	to	$21.18	$174,580	0.00%	0.35%	to	2.85%	5.92%	to	30.31%
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2022	1,026,298	$10.13	to	$10.98	$10,399,992	0.00%	1.10%	to	1.90%	-22.63%	to	-22.00%
December 31, 2021	1,120,447	$13.10	to	$14.07	$14,674,471	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%
December 31, 2020	1,200,377	$13.40	to	$14.28	$16,087,144	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	1,169,849	$12.13	to	$12.82	$14,186,157	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%

	AST Large-Cap Core Portfolio
December 31, 2022	10,604	$8.54	to	$24.17	$210,976	0.00%	0.35%	to	2.95%	-19.37%	to	-17.28%
December 31, 2021	12,893	$10.58	to	$29.28	$314,091	0.00%	0.35%	to	2.95%	4.85%	to	27.39%
December 31, 2020	2,175	$11.89	to	$23.03	$43,237	0.00%	0.35%	to	2.95%	7.96%	to	10.76%
December 31, 2019	989	$10.77	to	$20.84	$18,744	0.00%	0.48%	to	2.95%	7.89%	to	24.50%
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%

	AST Bond Portfolio 2025
December 31, 2022	207	$10.05	to	$11.41	$2,224	0.00%	1.50%	to	2.95%	-11.35%	to	-10.09%
December 31, 2021	91	$11.33	to	$12.27	$1,085	0.00%	1.90%	to	2.95%	-5.64%	to	-4.70%
December 31, 2020	220	$11.81	to	$13.58	$2,808	0.00%	1.15%	to	3.10%	7.90%	to	10.07%
December 31, 2019	776	$10.84	to	$12.33	$9,011	0.00%	1.15%	to	3.25%	5.19%	to	7.47%
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2022	109,362	$12.02	to	$16.29	$1,652,153	0.00%	0.35%	to	1.95%	-19.50%	to	-18.19%
December 31, 2021	178,471	$14.70	to	$19.95	$3,331,255	0.00%	0.35%	to	1.95%	13.46%	to	15.31%
December 31, 2020	188,341	$12.74	to	$17.34	$3,080,473	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	185,524	$11.25	to	$15.33	$2,705,786	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2022	7,544	$11.30	to	$15.64	$109,958	0.00%	0.48%	to	0.86%	-16.95%	to	-16.63%
December 31, 2021	8,556	$13.58	to	$18.81	$151,350	0.00%	0.48%	to	0.86%	12.20%	to	12.63%
December 31, 2020	8,977	$12.08	to	$16.77	$142,737	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	5,890	$10.53	to	$14.64	$84,135	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2022	6,243	$10.56	to	$13.99	$82,983	0.00%	0.48%	to	0.86%	-17.35%	to	-17.04%
December 31, 2021	7,089	$12.75	to	$16.88	$113,958	0.00%	0.48%	to	0.86%	12.35%	to	12.78%
December 31, 2020	7,540	$11.33	to	$14.98	$108,311	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	5,864	$10.49	to	$13.85	$79,837	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
A173

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Franklin 85/15 Diversified Allocation Portfolio
December 31, 2022	23,247		$11.02	to	$13.46	$292,732		0.00%	0.35%	to	1.95%	-21.24%	to	-19.96%
December 31, 2021	36,913		$13.77	to	$16.86	$586,820		0.00%	0.35%	to	1.95%	18.54%	to	20.47%
December 31, 2020	38,487		$11.43	to	$14.02	$513,153		0.00%	0.35%	to	1.95%	4.00%	to	5.70%
December 31, 2019	39,352		$10.82	to	$13.29	$501,324		0.00%	0.35%	to	1.95%	8.09%	to	17.60%
December 31, 2018	29,409		$10.66	to	$11.30	$321,088		0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%

	AST Bond Portfolio 2026
December 31, 2022	488		$8.68	to	$9.72	$4,526		0.00%	1.50%	to	2.95%	-13.24%	to	-12.00%
December 31, 2021	378		$10.00	to	$11.05	$4,006		0.00%	1.50%	to	2.95%	-6.60%	to	-5.26%
December 31, 2020	811		$10.52	to	$11.80	$9,089		0.00%	1.30%	to	3.15%	7.19%	to	9.26%
December 31, 2019	3,763		$9.77	to	$10.87	$39,140		0.00%	1.15%	to	3.25%	6.45%	to	8.76%
December 31, 2018	7,783		$9.17	to	$10.00	$74,690		0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%

	AST Global Bond Portfolio
December 31, 2022	15,712		$8.24	to	$10.23	$144,184		0.00%	0.35%	to	2.70%	-14.56%	to	-12.50%
December 31, 2021	18,812		$9.64	to	$11.71	$198,009		0.00%	0.35%	to	2.70%	-4.12%	to	-1.81%
December 31, 2020	18,521		$10.05	to	$11.95	$199,922		0.00%	0.35%	to	2.70%	0.54%	to	3.99%
December 31, 2019	295		$9.96	to	$11.50	$3,344		0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	195		$10.55	to	$10.81	$2,103		0.00%	0.55%	to	0.86%	2.58%	to	2.90%

	AST QMA International Core Equity Portfolio
December 31, 2022	795		$10.63	to	$12.67	$8,958		0.00%	0.48%	to	0.86%	-15.06%	to	-14.73%
December 31, 2021	862		$12.49	to	$14.92	$11,430		0.00%	0.48%	to	0.86%	11.15%	to	11.58%
December 31, 2020	848		$11.22	to	$13.42	$10,110		0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	779		$10.59	to	$12.70	$8,847		0.00%	0.48%	to	0.86%	6.92%	to	16.21%
December 31, 2018	669		$9.66	to	$10.96	$6,560		0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%

	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2022	4,240		$11.12	to	$13.52	$53,948		0.00%	0.48%	to	0.86%	-16.79%	to	-16.48%
December 31, 2021	4,483		$13.33	to	$16.25	$68,723		0.83%	0.48%	to	0.86%	5.50%	to	5.90%
December 31, 2020	4,459		$12.61	to	$15.40	$65,022		1.37%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	4,130		$10.52	to	$12.87	$51,164		1.39%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	3,693		$10.59	to	$11.02	$39,436		0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
December 31, 2022	1,510		$10.05	to	$12.37	$17,873		3.69%	0.48%	to	0.86%	-13.26%	to	-12.93%
December 31, 2021	1,678		$11.56	to	$14.26	$22,942		2.62%	0.48%	to	0.86%	7.29%	to	7.70%
December 31, 2020	1,658		$10.75	to	$13.29	$21,175		3.37%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	1,594		$10.29	to	$12.74	$19,837		3.07%	0.48%	to	0.86%	2.77%	to	13.64%
December 31, 2018	1,264		$10.97	to	$11.25	$13,988		0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%

	AST Bond Portfolio 2027
December 31, 2022	755		$8.61	to	$9.70	$6,886		0.00%	1.15%	to	2.90%	-15.15%	to	-13.70%
December 31, 2021	749		$10.12	to	$11.24	$7,993		0.00%	1.15%	to	2.95%	-7.33%	to	-5.69%
December 31, 2020	1,049		$10.71	to	$11.92	$11,975		0.00%	1.15%	to	3.25%	8.23%	to	10.58%
December 31, 2019	3,296		$9.89	to	$10.78	$34,237		0.00%	1.15%	to	3.25%	7.09%	to	9.41%
December 31, 2018	9,050		$9.24	to	$9.85	$86,291		0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%

	NVIT Emerging Markets Fund (Class D)
December 31, 2022	325		$9.61	to	$9.98	$3,184		0.17%	1.40%	to	2.00%	-26.47%	to	-26.03%
December 31, 2021	345		$13.07	to	$13.49	$4,581		0.92%	1.40%	to	2.00%	-9.40%	to	-8.87%
December 31, 2020	418		$14.43	to	$14.81	$6,114		1.59%	1.40%	to	2.00%	10.71%	to	11.36%
December 31, 2019	451		$13.03	to	$13.30	$5,937		2.09%	1.40%	to	2.00%	20.18%	to	20.89%
December 31, 2018	506		$10.84	to	$11.00	$5,533		0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%

	AST Bond Portfolio 2028
December 31, 2022	2,656		$8.93	to	$9.38	$24,826		0.00%	1.90%	to	2.70%	-16.37%	to	-15.68%
December 31, 2021	1,810		$10.67	to	$11.12	$20,083		0.00%	1.90%	to	2.70%	-7.03%	to	-6.26%
December 31, 2020	—	(1)	$11.40	to	$12.16	$—	(1)	0.00%	1.30%	to	2.95%	11.40%	to	13.21%
December 31, 2019	887		$10.12	to	$10.75	$9,329		0.00%	1.30%	to	3.25%	7.96%	to	10.16%
December 31, 2018	2,788		$9.37	to	$9.78	$26,723		0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
A174

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2022	224	$8.91	to	$9.73	$2,083	0.00%	1.15%	to	2.95%	-18.38%	to	-16.94%
December 31, 2021	2	$10.92	to	$11.27	$23	0.00%	2.15%	to	2.95%	-7.25%	to	-6.52%
December 31, 2020	3	$11.64	to	$12.36	$38	0.00%	1.30%	to	3.25%	12.51%	to	14.80%
December 31, 2019	1,766	$10.34	to	$10.80	$18,741	0.00%	1.15%	to	3.25%	8.65%	to	11.01%
December 31, 2018	313	$9.52	to	$9.73	$3,009	0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2022	36,510	$12.07	to	$12.89	$454,828	0.00%	0.35%	to	1.95%	-20.66%	to	-19.37%
December 31, 2021	86,526	$15.21	to	$16.02	$1,349,107	0.00%	0.35%	to	1.95%	12.50%	to	14.34%
December 31, 2020	89,195	$13.52	to	$14.04	$1,227,833	0.00%	0.35%	to	1.95%	19.63%	to	21.58%
December 31, 2019	78,975	$11.24	to	$11.57	$902,733	0.00%	0.35%	to	1.95%	12.19%	to	21.63%
December 31, 2018	28,990	$9.42	to	$9.51	$274,473	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2022	1,549	$9.26	to	$9.88	$14,919	0.00%	1.30%	to	2.95%	-19.50%	to	-18.19%
December 31, 2021	1,496	$11.50	to	$12.07	$17,743	0.00%	1.30%	to	2.95%	-6.95%	to	-5.43%
December 31, 2020	3,435	$12.36	to	$12.80	$43,329	0.00%	1.15%	to	2.95%	11.23%	to	13.19%
December 31, 2019	920	$11.07	to	$11.31	$10,321	0.00%	1.15%	to	3.25%	10.68%	to	13.08%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2022	8,819	$12.91	to	$13.82	$119,457	0.00%	0.35%	to	1.95%	-17.37%	to	-16.03%
December 31, 2021	19,592	$15.37	to	$16.54	$319,146	0.00%	0.35%	to	1.95%	13.73%	to	15.59%
December 31, 2020	19,637	$13.30	to	$14.38	$279,519	0.00%	0.35%	to	1.95%	16.06%	to	17.95%
December 31, 2019	14,124	$11.27	to	$12.29	$172,194	0.00%	0.35%	to	1.95%	12.54%	to	17.45%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2022	7,630	$12.03	to	$12.74	$94,436	0.00%	0.35%	to	1.95%	-17.15%	to	-15.80%
December 31, 2021	15,006	$14.33	to	$15.16	$222,560	0.00%	0.35%	to	1.95%	9.41%	to	11.20%
December 31, 2020	15,395	$12.88	to	$13.66	$207,231	0.00%	0.35%	to	1.95%	13.50%	to	15.35%
December 31, 2019	10,889	$11.17	to	$11.86	$128,249	0.00%	0.35%	to	1.95%	11.58%	to	14.46%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Western Asset Corporate Bond Portfolio (available August 19, 2019) (merged February 11, 2022)
December 31, 2022	—	$10.03	to	$10.25	$—	0.00%	0.40%	to	1.30%	-4.15%	to	-4.05%
December 31, 2021	327	$10.46	to	$10.69	$3,427	0.00%	0.40%	to	1.30%	-2.56%	to	-1.68%
December 31, 2020	315	$10.74	to	$10.87	$3,384	0.00%	0.40%	to	1.30%	6.71%	to	7.68%
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST T. Rowe Price Corporate Bond Portfolio (available August 19, 2019) (merged February 11, 2022)
December 31, 2022	—	$10.06	to	$10.29	$—	0.00%	0.40%	to	1.30%	-4.14%	to	-4.04%
December 31, 2021	281	$10.50	to	$10.73	$2,962	0.00%	0.40%	to	1.30%	-2.29%	to	-1.40%
December 31, 2020	274	$10.74	to	$10.88	$2,947	0.00%	0.40%	to	1.30%	6.59%	to	7.56%
December 31, 2019	28	$10.08	to	$10.08	$280	0.00%	1.20%	to	1.30%	0.81%	to	0.85%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST PIMCO Corporate Bond Portfolio (available August 19, 2019) (merged February 11, 2022)
December 31, 2022	—	$10.08	to	$10.31	$—	0.00%	0.40%	to	1.30%	-3.90%	to	-3.80%
December 31, 2021	444	$10.49	to	$10.72	$4,672	0.00%	0.40%	to	1.30%	-2.29%	to	-1.40%
December 31, 2020	406	$10.74	to	$10.87	$4,361	0.00%	0.40%	to	1.30%	6.71%	to	7.68%
December 31, 2019	26	$10.06	to	$10.06	$262	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Prudential Corporate Bond Portfolio (available August 19, 2019) (merged February 11, 2022)
December 31, 2022	—	$10.08	to	$10.31	$—	0.00%	0.40%	to	1.30%	-4.31%	to	-4.21%
December 31, 2021	614	$10.54	to	$10.77	$6,486	0.00%	0.40%	to	1.30%	-2.11%	to	-1.22%
December 31, 2020	578	$10.76	to	$10.90	$6,228	0.00%	0.40%	to	1.30%	6.26%	to	7.23%
December 31, 2019	64	$10.13	to	$10.13	$644	0.00%	1.20%	to	1.30%	1.31%	to	1.35%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A175

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Corporate Bond Portfolio (available August 19, 2019) (merged February 11, 2022)
December 31, 2022	—	$10.24	to	$10.49	$—	0.00%	0.35%	to	1.30%	-4.14%	to	-4.03%
December 31, 2021	373	$10.68	to	$10.93	$4,000	0.00%	0.35%	to	1.30%	-2.71%	to	-1.78%
December 31, 2020	350	$10.98	to	$11.12	$3,848	0.00%	0.40%	to	1.30%	9.15%	to	10.14%
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2022	5,315	$8.03	to	$8.43	$43,854	0.00%	1.30%	to	2.95%	-21.06%	to	-19.78%
December 31, 2021	3,709	$10.17	to	$10.53	$38,423	0.00%	1.15%	to	2.95%	-7.50%	to	-5.87%
December 31, 2020	5,312	$11.00	to	$11.19	$58,919	0.00%	1.15%	to	2.95%	9.97%	to	11.91%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	60	$11.31	to	$11.36	$685	0.76%	0.35%	to	0.50%	-26.68%	to	-26.57%
December 31, 2021	48	$15.42	to	$15.47	$736	0.01%	0.35%	to	0.50%	27.20%	to	27.39%
December 31, 2020	1	$12.13	to	$12.13	$11	0.42%	0.50%	to	0.50%	25.68%	to	25.68%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	51	$10.48	to	$10.55	$532	0.00%	0.25%	to	0.50%	-38.46%	to	-38.30%
December 31, 2021	40	$17.03	to	$17.11	$674	0.00%	0.25%	to	0.50%	11.38%	to	11.66%
December 31, 2020	7	$15.29	to	$15.30	$108	0.00%	0.40%	to	0.50%	59.14%	to	59.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	43	$12.22	to	$12.31	$523	0.59%	0.25%	to	0.50%	-24.83%	to	-24.65%
December 31, 2021	5	$16.26	to	$16.29	$78	0.00%	0.40%	to	0.50%	22.60%	to	22.72%
December 31, 2020	2	$13.26	to	$13.26	$27	0.00%	0.50%	to	0.50%	37.98%	to	37.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	33	$9.10	to	$9.13	$302	2.21%	0.40%	to	0.50%	-13.39%	to	-13.31%
December 31, 2021	43	$10.51	to	$10.53	$452	3.93%	0.40%	to	0.50%	-1.10%	to	-1.00%
December 31, 2020	5	$10.63	to	$10.64	$51	5.90%	0.40%	to	0.50%	5.95%	to	6.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Initial Class) (available February 24, 2020)
December 31, 2022	27	$9.85	to	$9.92	$264	0.00%	0.25%	to	0.50%	-30.11%	to	-29.93%
December 31, 2021	26	$14.10	to	$14.16	$368	0.00%	0.25%	to	0.50%	1.29%	to	1.55%
December 31, 2020	1	$13.92	to	$13.93	$7	0.00%	0.40%	to	0.50%	43.43%	to	43.55%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Initial Class) (available February 24, 2020)
December 31, 2022	103	$10.98	to	$11.06	$1,130	1.71%	0.25%	to	0.50%	-10.03%	to	-9.81%
December 31, 2021	100	$12.23	to	$12.26	$1,225	1.86%	0.25%	to	0.40%	13.66%	to	13.83%
December 31, 2020	87	$10.76	to	$10.77	$935	0.00%	0.25%	to	0.40%	9.53%	to	9.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Initial Class) (available February 24, 2020)
December 31, 2022	176	$8.88	to	$8.95	$1,566	4.14%	0.25%	to	0.50%	-14.36%	to	-14.15%
December 31, 2021	36	$10.37	to	$10.42	$376	4.24%	0.25%	to	0.50%	-1.31%	to	-1.06%
December 31, 2020	5	$10.53	to	$10.53	$57	0.00%	0.25%	to	0.25%	5.12%	to	5.12%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A176

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Equity Index Portfolio (available February 24, 2020)
December 31, 2022	66		$11.71	to	$11.79	$777	1.20%	0.60%	to	0.85%	-18.92%	to	-18.72%
December 31, 2021	36		$14.44	to	$14.51	$515	0.29%	0.60%	to	0.85%	27.46%	to	27.78%
December 31, 2020	5		$11.33	to	$11.33	$52	0.00%	0.85%	to	0.85%	17.23%	to	17.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Global Bond Index (available February 24, 2020)
December 31, 2022	19		$8.66	to	$8.68	$161	2.21%	0.75%	to	0.85%	-13.86%	to	-13.78%
December 31, 2021	32		$10.05	to	$10.07	$324	0.88%	0.75%	to	0.85%	-2.67%	to	-2.58%
December 31, 2020	—	(1)	$10.34	to	$10.34	$3	0.00%	0.75%	to	0.75%	3.06%	to	3.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Mid-Cap Index Portfolio (available February 24, 2020)
December 31, 2022	107		$11.26	to	$11.34	$1,212	0.92%	0.60%	to	0.85%	-19.51%	to	-19.31%
December 31, 2021	87		$13.99	to	$14.05	$1,226	0.14%	0.60%	to	0.85%	23.30%	to	23.61%
December 31, 2020	1		$11.35	to	$11.35	$15	0.00%	0.75%	to	0.75%	16.93%	to	16.93%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Real Estate Index Portfolio (available February 24, 2020)
December 31, 2022	91		$8.95	to	$9.02	$820	1.87%	0.60%	to	0.85%	-26.92%	to	-26.74%
December 31, 2021	79		$12.25	to	$12.31	$975	0.29%	0.60%	to	0.85%	39.02%	to	39.37%
December 31, 2020	3		$8.81	to	$8.82	$29	0.00%	0.75%	to	0.85%	-10.61%	to	-10.54%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Bond Market Index Portfolio (available February 24, 2020)
December 31, 2022	145		$8.73	to	$8.79	$1,269	1.84%	0.60%	to	0.85%	-13.95%	to	-13.73%
December 31, 2021	110		$10.14	to	$10.19	$1,118	0.30%	0.60%	to	0.85%	-2.55%	to	-2.31%
December 31, 2020	2		$10.42	to	$10.42	$26	0.00%	0.75%	to	0.75%	3.75%	to	3.75%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total International Stock Market Index Portfolio (available February 24, 2020)
December 31, 2022	164		$10.08	to	$10.15	$1,661	2.57%	0.60%	to	0.85%	-16.73%	to	-16.52%
December 31, 2021	107		$12.10	to	$12.16	$1,297	0.55%	0.60%	to	0.85%	7.61%	to	7.88%
December 31, 2020	6		$11.25	to	$11.26	$71	0.00%	0.75%	to	0.85%	16.60%	to	16.70%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Stock Market Index Portfolio (available February 24, 2020)
December 31, 2022	174		$11.47	to	$11.55	$2,005	1.05%	0.60%	to	0.85%	-20.27%	to	-20.07%
December 31, 2021	100		$14.38	to	$14.45	$1,443	0.37%	0.60%	to	0.85%	24.57%	to	24.88%
December 31, 2020	11		$11.55	to	$11.55	$132	0.00%	0.75%	to	0.75%	19.48%	to	19.48%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Balanced Portfolio (available February 24, 2020)
December 31, 2022	185		$10.76	to	$10.84	$1,990	1.83%	0.60%	to	0.85%	-15.03%	to	-14.82%
December 31, 2021	174		$12.66	to	$12.70	$2,203	0.15%	0.70%	to	0.85%	18.01%	to	18.18%
December 31, 2020	6		$10.73	to	$10.73	$62	0.00%	0.85%	to	0.85%	9.49%	to	9.49%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Conservative Allocation Portfolio (available February 24, 2020)
December 31, 2022	41		$9.63	to	$9.66	$399	2.50%	0.75%	to	0.85%	-15.62%	to	-15.53%
December 31, 2021	40		$11.42	to	$11.44	$455	0.50%	0.75%	to	0.85%	5.09%	to	5.19%
December 31, 2020	7		$10.86	to	$10.87	$75	0.00%	0.75%	to	0.85%	9.89%	to	9.98%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A177

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Growth Portfolio (available February 24, 2020)
December 31, 2022	40	$10.10	to	$10.17	$404	0.00%	0.60%	to	0.85%	-33.93%	to	-33.76%
December 31, 2021	31	$15.28	to	$15.35	$472	0.02%	0.60%	to	0.85%	16.86%	to	17.16%
December 31, 2020	1	$13.09	to	$13.09	$11	0.00%	0.75%	to	0.75%	35.55%	to	35.55%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard High Yield Bond Portfolio (available February 24, 2020)
December 31, 2022	22	$9.57	to	$9.64	$216	3.49%	0.60%	to	0.85%	-10.13%	to	-9.91%
December 31, 2021	16	$10.65	to	$10.70	$167	0.32%	0.60%	to	0.85%	2.80%	to	3.06%
December 31, 2020	1	$10.37	to	$10.37	$6	0.00%	0.75%	to	0.75%	4.24%	to	4.24%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2022	136	$10.08	to	$10.16	$1,383	1.93%	0.60%	to	0.85%	-16.64%	to	-16.43%
December 31, 2021	36	$12.10	to	$12.15	$433	0.90%	0.60%	to	0.85%	9.14%	to	9.41%
December 31, 2020	5	$11.08	to	$11.08	$52	0.00%	0.85%	to	0.85%	12.99%	to	12.99%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Short-Term Investment Grade Portfolio (available February 24, 2020)
December 31, 2022	198	$9.55	to	$9.62	$1,900	1.49%	0.60%	to	0.85%	-6.52%	to	-6.29%
December 31, 2021	82	$10.21	to	$10.26	$835	0.74%	0.60%	to	0.85%	-1.30%	to	-1.05%
December 31, 2020	3	$10.35	to	$10.36	$31	0.00%	0.75%	to	0.85%	3.30%	to	3.39%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 1) (available February 24, 2020)
December 31, 2022	484	$10.77	to	$10.85	$5,231	2.23%	0.60%	to	0.85%	-13.93%	to	-13.71%
December 31, 2021	439	$12.51	to	$12.57	$5,504	3.08%	0.60%	to	0.85%	14.42%	to	14.71%
December 31, 2020	26	$10.93	to	$10.96	$286	12.73%	0.60%	to	0.85%	11.90%	to	12.14%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund℠ (Class 1) (available February 24, 2020)
December 31, 2022	87	$12.39	to	$12.48	$1,086	2.32%	0.60%	to	0.85%	-9.06%	to	-8.83%
December 31, 2021	65	$13.62	to	$13.66	$884	1.99%	0.70%	to	0.85%	27.03%	to	27.22%
December 31, 2020	7	$10.72	to	$10.72	$80	11.58%	0.85%	to	0.85%	11.04%	to	11.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America® (Class 1) (available February 24, 2020)
December 31, 2022	82	$9.17	to	$9.24	$758	3.69%	0.60%	to	0.85%	-13.00%	to	-12.79%
December 31, 2021	49	$10.54	to	$10.59	$516	2.59%	0.60%	to	0.85%	-0.99%	to	-0.74%
December 31, 2020	4	$10.65	to	$10.65	$43	5.32%	0.85%	to	0.85%	6.21%	to	6.21%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 1) (available February 24, 2020)
December 31, 2022	125	$11.71	to	$11.79	$1,470	0.57%	0.60%	to	0.85%	-30.35%	to	-30.18%
December 31, 2021	131	$16.81	to	$16.89	$2,203	0.63%	0.60%	to	0.85%	21.26%	to	21.56%
December 31, 2020	24	$13.86	to	$13.87	$335	1.87%	0.75%	to	0.85%	44.00%	to	44.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 1) (available February 24, 2020)
December 31, 2022	171	$11.29	to	$11.37	$1,937	1.65%	0.60%	to	0.85%	-17.00%	to	-16.79%
December 31, 2021	138	$13.60	to	$13.67	$1,880	2.03%	0.60%	to	0.85%	23.36%	to	23.67%
December 31, 2020	2	$11.03	to	$11.03	$25	3.46%	0.85%	to	0.85%	13.98%	to	13.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A178

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS U.S. Government Securities Fund® (Class 1) (available February 24, 2020)
December 31, 2022	61		$9.40	to	$9.47	$572	5.39%	0.60%	to	0.85%	-11.50%	to	-11.28%
December 31, 2021	34		$10.62	to	$10.67	$358	2.07%	0.60%	to	0.85%	-1.29%	to	-1.04%
December 31, 2020	2		$10.77	to	$10.77	$22	5.16%	0.75%	to	0.75%	7.13%	to	7.13%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class I) (available February 24, 2020)
December 31, 2022	47		$11.93	to	$12.01	$558	1.58%	0.25%	to	0.50%	-5.39%	to	-5.16%
December 31, 2021	42		$12.61	to	$12.66	$535	1.59%	0.25%	to	0.50%	21.07%	to	21.37%
December 31, 2020	29		$10.43	to	$10.43	$299	13.38%	0.25%	to	0.25%	7.67%	to	7.67%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2022	64		$9.68	to	$9.75	$624	0.00%	0.25%	to	0.50%	-37.95%	to	-37.79%
December 31, 2021	25		$15.61	to	$15.64	$391	0.00%	0.40%	to	0.50%	20.55%	to	20.67%
December 31, 2020	4		$12.95	to	$12.96	$49	0.00%	0.40%	to	0.50%	34.41%	to	34.52%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class I) (available February 24, 2020)
December 31, 2022	210		$11.90	to	$11.99	$2,509	1.68%	0.25%	to	0.50%	-4.33%	to	-4.09%
December 31, 2021	227		$12.44	to	$12.50	$2,838	1.89%	0.25%	to	0.50%	19.94%	to	20.24%
December 31, 2020	30		$10.37	to	$10.40	$309	2.64%	0.25%	to	0.50%	7.26%	to	7.49%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Global Allocation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2022	145		$10.50	to	$10.57	$1,527	0.00%	0.25%	to	0.50%	-16.28%	to	-16.07%
December 31, 2021	100		$12.54	to	$12.60	$1,258	1.29%	0.25%	to	0.50%	6.14%	to	6.41%
December 31, 2020	2		$11.81	to	$11.81	$21	3.20%	0.50%	to	0.50%	20.42%	to	20.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Global Bond Portfolio (available February 24, 2020)
December 31, 2022	50		$9.14	to	$9.20	$463	1.58%	0.60%	to	0.85%	-7.13%	to	-6.89%
December 31, 2021	51		$9.84	to	$9.88	$500	1.22%	0.60%	to	0.85%	-1.88%	to	-1.64%
December 31, 2020	2		$10.03	to	$10.03	$24	0.19%	0.75%	to	0.75%	0.33%	to	0.33%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Short-Term Fixed Portfolio (available February 24, 2020)
December 31, 2022	91		$9.66	to	$9.73	$885	1.36%	0.60%	to	0.85%	-1.99%	to	-1.75%
December 31, 2021	80		$9.85	to	$9.90	$788	0.01%	0.60%	to	0.85%	-1.03%	to	-0.78%
December 31, 2020	2		$9.96	to	$9.96	$17	2.82%	0.85%	to	0.85%	-0.42%	to	-0.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Large Value Portfolio (available February 24, 2020)
December 31, 2022	125		$11.83	to	$11.91	$1,480	2.54%	0.60%	to	0.85%	-5.68%	to	-5.45%
December 31, 2021	49		$12.54	to	$12.60	$620	2.67%	0.60%	to	0.85%	25.96%	to	26.28%
December 31, 2020	2		$9.96	to	$9.96	$15	23.16%	0.75%	to	0.75%	3.23%	to	3.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Targeted Value Portfolio (available February 24, 2020)
December 31, 2022	68		$14.14	to	$14.25	$962	1.72%	0.60%	to	0.85%	-5.02%	to	-4.79%
December 31, 2021	20		$14.89	to	$14.96	$302	3.03%	0.60%	to	0.85%	38.50%	to	38.84%
December 31, 2020	—	(1)	$10.76	to	$10.76	$5	6.29%	0.75%	to	0.75%	11.44%	to	11.44%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A179

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Balanced Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	232		$11.26	to	$11.34	$2,615	1.29%	0.25%	to	0.50%	-18.35%	to	-18.15%
December 31, 2021	312		$13.79	to	$13.86	$4,308	1.00%	0.25%	to	0.50%	17.67%	to	17.97%
December 31, 2020	10		$11.75	to	$11.75	$119	7.12%	0.25%	to	0.25%	20.30%	to	20.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	30		$10.02	to	$10.09	$307	0.00%	0.25%	to	0.50%	-34.96%	to	-34.80%
December 31, 2021	7		$15.41	to	$15.44	$112	0.00%	0.40%	to	0.50%	18.81%	to	18.93%
December 31, 2020	—		$12.98	to	$12.98	$—	0.00%	0.40%	to	0.40%	34.38%	to	34.38%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	52		$11.69	to	$11.78	$616	0.87%	0.25%	to	0.50%	-18.64%	to	-18.44%
December 31, 2021	29		$14.37	to	$14.44	$420	0.41%	0.25%	to	0.50%	20.05%	to	20.36%
December 31, 2020	26		$11.98	to	$12.00	$317	2.69%	0.25%	to	0.40%	23.40%	to	23.56%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	109		$10.24	to	$10.32	$1,116	1.96%	0.25%	to	0.50%	-20.51%	to	-20.31%
December 31, 2021	76		$12.89	to	$12.95	$988	3.53%	0.25%	to	0.50%	-2.73%	to	-2.49%
December 31, 2020	1		$13.26	to	$13.26	$7	0.00%	0.40%	to	0.40%	37.43%	to	37.43%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Financial Services Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	35		$12.06	to	$12.14	$424	1.98%	0.25%	to	0.50%	-8.79%	to	-8.56%
December 31, 2021	8		$13.22	to	$13.24	$101	3.20%	0.40%	to	0.50%	32.53%	to	32.66%
December 31, 2020	—		$9.98	to	$9.98	$—	0.00%	0.40%	to	0.40%	3.11%	to	3.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	127		$10.56	to	$10.64	$1,344	4.52%	0.25%	to	0.50%	-1.01%	to	-0.76%
December 31, 2021	39		$10.67	to	$10.72	$415	5.09%	0.25%	to	0.50%	4.68%	to	4.95%
December 31, 2020	1		$10.20	to	$10.20	$11	28.53%	0.40%	to	0.40%	2.25%	to	2.25%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	52		$11.31	to	$11.40	$588	0.00%	0.25%	to	0.50%	-12.85%	to	-12.63%
December 31, 2021	19		$12.98	to	$13.01	$248	0.01%	0.40%	to	0.50%	11.17%	to	11.29%
December 31, 2020	—	(1)	$11.68	to	$11.68	$5	0.00%	0.50%	to	0.50%	22.24%	to	22.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Industrials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	34		$11.21	to	$11.29	$387	0.18%	0.25%	to	0.50%	-10.75%	to	-10.53%
December 31, 2021	3		$12.56	to	$12.58	$43	0.00%	0.40%	to	0.50%	16.50%	to	16.62%
December 31, 2020	—	(1)	$10.78	to	$10.78	$4	0.85%	0.50%	to	0.50%	11.80%	to	11.80%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	78		$9.68	to	$9.75	$760	0.33%	0.25%	to	0.50%	-26.76%	to	-26.58%
December 31, 2021	42		$13.22	to	$13.28	$558	0.00%	0.25%	to	0.50%	11.78%	to	12.06%
December 31, 2020	3		$11.83	to	$11.84	$31	0.86%	0.40%	to	0.50%	22.50%	to	22.61%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A180

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	76		$12.23	to	$12.32	$932	0.55%	0.25%	to	0.50%	-15.17%	to	-14.96%
December 31, 2021	40		$14.42	to	$14.49	$582	0.74%	0.25%	to	0.50%	24.97%	to	25.29%
December 31, 2020	27		$11.54	to	$11.56	$309	2.49%	0.25%	to	0.50%	18.90%	to	19.16%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Strategic Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	89		$9.58	to	$9.65	$859	6.24%	0.25%	to	0.50%	-11.70%	to	-11.48%
December 31, 2021	8		$10.85	to	$10.87	$90	5.99%	0.40%	to	0.50%	3.22%	to	3.32%
December 31, 2020	1		$10.52	to	$10.52	$15	18.54%	0.40%	to	0.40%	5.68%	to	5.68%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	50		$12.19	to	$12.28	$616	0.00%	0.25%	to	0.50%	-36.18%	to	-36.02%
December 31, 2021	22		$19.10	to	$19.19	$421	0.00%	0.25%	to	0.50%	27.52%	to	27.84%
December 31, 2020	1		$14.98	to	$14.99	$11	0.00%	0.40%	to	0.50%	56.17%	to	56.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Utilities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	15		$11.36	to	$11.39	$169	2.21%	0.40%	to	0.50%	4.90%	to	5.00%
December 31, 2021	2		$10.83	to	$10.85	$18	7.50%	0.40%	to	0.50%	16.91%	to	17.03%
December 31, 2020	—		$9.27	to	$9.27	$—	0.00%	0.40%	to	0.40%	-6.09%	to	-6.09%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Mid Cap Portfolio (Class I) (available February 24, 2020)
December 31, 2022	25		$10.61	to	$10.69	$269	0.39%	0.25%	to	0.50%	-25.69%	to	-25.50%
December 31, 2021	17		$14.28	to	$14.31	$239	0.03%	0.40%	to	0.50%	28.06%	to	28.19%
December 31, 2020	—	(1)	$11.16	to	$11.16	$6	0.69%	0.40%	to	0.40%	15.11%	to	15.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2022	67		$10.79	to	$10.87	$728	0.00%	0.25%	to	0.50%	-29.20%	to	-29.02%
December 31, 2021	60		$15.25	to	$15.32	$913	0.00%	0.25%	to	0.50%	12.05%	to	12.33%
December 31, 2020	23		$13.61	to	$13.64	$315	0.00%	0.25%	to	0.50%	40.46%	to	40.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Core Plus VIT Portfolio (Class I) (available February 24, 2020)
December 31, 2022	240		$8.52	to	$8.56	$2,050	2.10%	0.35%	to	0.50%	-17.64%	to	-17.52%
December 31, 2021	229		$10.35	to	$10.38	$2,372	4.94%	0.35%	to	0.50%	-2.46%	to	-2.31%
December 31, 2020	13		$10.61	to	$10.62	$133	13.51%	0.40%	to	0.50%	6.11%	to	6.20%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Variable Global High Yield Bond Portfolio (Class I) (available February 24, 2020)
December 31, 2022	6		$9.12	to	$9.15	$53	6.52%	0.40%	to	0.50%	-14.15%	to	-14.07%
December 31, 2021	7		$10.63	to	$10.65	$73	5.24%	0.40%	to	0.50%	0.82%	to	0.92%
December 31, 2020	1		$10.54	to	$10.55	$9	11.46%	0.40%	to	0.50%	5.98%	to	6.07%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available February 24, 2020)
December 31, 2022	60		$10.26	to	$10.33	$613	0.00%	0.25%	to	0.50%	-29.05%	to	-28.88%
December 31, 2021	41		$14.46	to	$14.50	$600	0.00%	0.35%	to	0.50%	13.54%	to	13.71%
December 31, 2020	1		$12.73	to	$12.74	$15	0.00%	0.40%	to	0.50%	30.65%	to	30.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A181

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® International Intrinsic Value Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	33		$9.96	to	$10.03	$325	0.82%	0.25%	to	0.50%	-23.94%	to	-23.75%
December 31, 2021	17		$13.10	to	$13.12	$223	0.40%	0.40%	to	0.50%	10.00%	to	10.11%
December 31, 2020	5		$11.91	to	$11.92	$64	0.00%	0.40%	to	0.50%	23.14%	to	23.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	5		$11.86	to	$11.91	$65	0.13%	0.35%	to	0.50%	-19.66%	to	-19.54%
December 31, 2021	2		$14.76	to	$14.76	$35	0.29%	0.50%	to	0.50%	25.34%	to	25.34%
December 31, 2020	—	(1)	$11.78	to	$11.78	$5	0.00%	0.50%	to	0.50%	22.11%	to	22.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Class) (available April 27, 2020)
December 31, 2022	375		$12.07	to	$12.34	$4,575	0.47%	0.48%	to	1.30%	-16.28%	to	-15.59%
December 31, 2021	164		$14.42	to	$14.62	$2,399	0.43%	0.48%	to	1.30%	4.47%	to	8.47%
December 31, 2020	58		$13.44	to	$13.48	$787	0.92%	0.48%	to	0.86%	32.37%	to	32.71%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (available April 27, 2020)
December 31, 2022	93		$13.45	to	$13.59	$1,264	0.00%	0.48%	to	0.86%	-20.14%	to	-19.83%
December 31, 2021	50		$16.84	to	$16.95	$846	0.04%	0.48%	to	0.86%	24.58%	to	25.05%
December 31, 2020	26		$13.52	to	$13.56	$351	0.14%	0.48%	to	0.86%	33.08%	to	33.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Class) (available April 27, 2020)
December 31, 2022	993		$10.43	to	$10.54	$10,442	0.00%	0.48%	to	0.86%	-36.40%	to	-36.16%
December 31, 2021	829		$16.40	to	$16.51	$13,673	0.00%	0.48%	to	0.86%	12.45%	to	12.88%
December 31, 2020	518		$14.58	to	$14.62	$7,568	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Class) (available April 27, 2020)
December 31, 2022	30		$13.51	to	$13.60	$402	0.41%	0.48%	to	0.73%	-17.30%	to	-17.09%
December 31, 2021	32		$16.34	to	$16.41	$520	0.46%	0.48%	to	0.73%	25.58%	to	25.90%
December 31, 2020	11		$13.01	to	$13.03	$149	0.55%	0.48%	to	0.73%	27.78%	to	28.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Service Class) (available April 27, 2020)
December 31, 2022	559		$11.76	to	$11.88	$6,632	0.00%	0.48%	to	0.86%	-29.40%	to	-29.13%
December 31, 2021	467		$16.66	to	$16.77	$7,817	0.00%	0.48%	to	0.86%	12.90%	to	13.33%
December 31, 2020	231		$14.75	to	$14.79	$3,420	0.00%	0.48%	to	0.86%	44.30%	to	44.67%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Service Class) (available April 27, 2020)
December 31, 2022	230		$11.67	to	$11.79	$2,708	0.00%	0.48%	to	0.86%	-30.60%	to	-30.33%
December 31, 2021	208		$16.81	to	$16.92	$3,508	0.00%	0.48%	to	0.86%	0.70%	to	1.09%
December 31, 2020	87		$16.70	to	$16.74	$1,448	0.00%	0.48%	to	0.86%	61.70%	to	62.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Class) (available April 27, 2020)
December 31, 2022	36		$13.09	to	$13.23	$477	0.19%	0.48%	to	0.86%	-18.14%	to	-17.83%
December 31, 2021	31		$15.99	to	$16.09	$494	0.37%	0.48%	to	0.86%	23.44%	to	23.92%
December 31, 2020	20		$12.95	to	$12.99	$259	0.46%	0.48%	to	0.86%	27.73%	to	28.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A182

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Total Return Bond Series (Service Class) (available April 27, 2020)
December 31, 2022	2,032	$8.83	to	$9.03	$18,161	2.72%	0.48%	to	1.30%	-15.30%	to	-14.59%
December 31, 2021	1,053	$10.43	to	$10.58	$11,112	2.64%	0.48%	to	1.30%	-1.92%	to	-0.45%
December 31, 2020	649	$10.72	to	$10.74	$6,968	3.40%	0.48%	to	0.73%	7.48%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Class) (available April 27, 2020)
December 31, 2022	1,503	$11.99	to	$12.21	$18,134	1.80%	0.48%	to	1.30%	-11.01%	to	-10.27%
December 31, 2021	511	$13.48	to	$13.60	$6,941	1.79%	0.48%	to	1.30%	4.19%	to	13.29%
December 31, 2020	316	$11.98	to	$12.01	$3,796	1.97%	0.48%	to	0.86%	18.27%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Class) (available April 27, 2020)
December 31, 2022	600	$13.63	to	$13.77	$8,254	2.44%	0.48%	to	0.86%	-0.38%	to	0.00%
December 31, 2021	295	$13.69	to	$13.77	$4,054	1.61%	0.48%	to	0.86%	12.84%	to	13.28%
December 31, 2020	144	$12.13	to	$12.16	$1,752	1.67%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2022	654	$10.11	to	$10.20	$6,667	0.33%	0.48%	to	0.86%	-27.12%	to	-26.84%
December 31, 2021	415	$13.87	to	$13.95	$5,777	0.01%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	128	$10.98	to	$10.99	$1,406	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2022	2,126	$10.59	to	$10.69	$22,655	1.67%	0.48%	to	0.86%	-14.40%	to	-14.08%
December 31, 2021	2,036	$12.37	to	$12.44	$25,283	1.72%	0.48%	to	0.86%	13.85%	to	14.29%
December 31, 2020	412	$10.87	to	$10.88	$4,479	2.01%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund℠ (Class 4) (available August 17, 2020)
December 31, 2022	641	$12.72	to	$12.83	$8,216	1.95%	0.48%	to	0.86%	-9.47%	to	-9.12%
December 31, 2021	408	$14.05	to	$14.12	$5,754	1.76%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	84	$11.11	to	$11.13	$940	2.50%	0.48%	to	0.86%	11.02%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America® (Class 4) (available August 17, 2020)
December 31, 2022	905	$8.63	to	$8.71	$7,862	2.95%	0.48%	to	0.86%	-13.50%	to	-13.17%
December 31, 2021	606	$9.97	to	$10.03	$6,067	1.62%	0.48%	to	0.86%	-1.44%	to	-1.06%
December 31, 2020	94	$10.13	to	$10.13	$953	2.52%	0.48%	to	0.68%	1.27%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Capital World Growth and Income Fund® (Class 4) (available August 17, 2020)
December 31, 2022	392	$10.51	to	$10.61	$4,150	2.35%	0.48%	to	0.86%	-18.28%	to	-17.97%
December 31, 2021	282	$12.87	to	$12.93	$3,641	2.36%	0.48%	to	0.86%	13.48%	to	13.91%
December 31, 2020	57	$11.34	to	$11.35	$650	1.18%	0.48%	to	0.86%	12.99%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2022	180	$9.15	to	$9.23	$1,658	0.00%	0.48%	to	0.86%	-30.29%	to	-30.03%
December 31, 2021	156	$13.15	to	$13.19	$2,052	0.00%	0.48%	to	0.73%	5.65%	to	5.92%
December 31, 2020	23	$12.45	to	$12.46	$290	0.00%	0.48%	to	0.66%	23.41%	to	23.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A183

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Growth Fund (Class 4) (available August 17, 2020)
December 31, 2022	1,356	$10.22	to	$10.31	$13,961	0.11%	0.48%	to	0.86%	-30.71%	to	-30.45%
December 31, 2021	895	$14.75	to	$14.83	$13,257	0.05%	0.48%	to	0.86%	20.64%	to	21.10%
December 31, 2020	184	$12.23	to	$12.25	$2,248	0.00%	0.48%	to	0.86%	20.33%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2022	493	$11.20	to	$11.30	$5,564	1.19%	0.48%	to	0.86%	-17.42%	to	-17.10%
December 31, 2021	384	$13.56	to	$13.64	$5,228	1.36%	0.48%	to	0.86%	22.74%	to	23.21%
December 31, 2020	95	$11.05	to	$11.07	$1,054	1.28%	0.48%	to	0.86%	10.12%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (available August 17, 2020)
December 31, 2022	227	$9.17	to	$9.22	$2,089	1.71%	0.48%	to	0.73%	-21.60%	to	-21.40%
December 31, 2021	152	$11.69	to	$11.73	$1,786	3.69%	0.48%	to	0.73%	-2.43%	to	-2.18%
December 31, 2020	19	$11.98	to	$11.99	$224	0.40%	0.48%	to	0.86%	19.41%	to	19.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (available August 17, 2020)
December 31, 2022	300	$9.53	to	$9.61	$2,875	1.19%	0.48%	to	0.86%	-22.92%	to	-22.63%
December 31, 2021	220	$12.36	to	$12.42	$2,725	0.82%	0.48%	to	0.86%	3.73%	to	4.13%
December 31, 2020	59	$11.92	to	$11.93	$708	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	355	$11.27	to	$11.38	$4,032	0.78%	0.48%	to	0.86%	-20.84%	to	-20.54%
December 31, 2021	286	$14.24	to	$14.32	$4,093	0.09%	0.48%	to	0.86%	26.96%	to	27.45%
December 31, 2020	34	$11.22	to	$11.23	$382	1.56%	0.48%	to	0.86%	11.55%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	238	$12.82	to	$12.90	$3,071	1.81%	0.48%	to	0.73%	-9.08%	to	-8.85%
December 31, 2021	90	$14.10	to	$14.15	$1,270	1.84%	0.48%	to	0.73%	25.30%	to	25.61%
December 31, 2020	24	$11.26	to	$11.27	$270	2.41%	0.48%	to	0.73%	12.70%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	166	$13.05	to	$13.11	$2,172	1.33%	0.48%	to	0.68%	-5.77%	to	-5.58%
December 31, 2021	80	$13.85	to	$13.89	$1,116	1.53%	0.48%	to	0.68%	20.51%	to	20.76%
December 31, 2020	2	$11.50	to	$11.50	$22	5.43%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	180	$8.56	to	$8.64	$1,553	0.00%	0.48%	to	0.86%	-38.35%	to	-38.11%
December 31, 2021	160	$13.91	to	$13.96	$2,228	0.00%	0.48%	to	0.73%	20.01%	to	20.31%
December 31, 2020	18	$11.59	to	$11.60	$206	0.00%	0.48%	to	0.68%	14.97%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	310	$12.80	to	$12.88	$3,983	1.51%	0.48%	to	0.73%	-4.80%	to	-4.56%
December 31, 2021	208	$13.45	to	$13.49	$2,807	1.32%	0.48%	to	0.73%	19.42%	to	19.72%
December 31, 2020	56	$11.26	to	$11.27	$629	0.98%	0.48%	to	0.68%	12.84%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A184

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	231	$8.17	to	$8.21	$1,898	0.00%	0.48%	to	0.73%	-38.70%	to	-38.55%
December 31, 2021	159	$13.32	to	$13.37	$2,121	0.00%	0.48%	to	0.73%	16.92%	to	17.22%
December 31, 2020	28	$11.40	to	$11.40	$318	0.00%	0.48%	to	0.66%	12.81%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2022	1,855	$10.58	to	$10.68	$19,782	1.09%	0.48%	to	0.86%	-18.89%	to	-18.58%
December 31, 2021	1,435	$13.05	to	$13.12	$18,796	0.90%	0.48%	to	0.86%	16.98%	to	17.42%
December 31, 2020	340	$11.16	to	$11.17	$3,797	1.64%	0.48%	to	0.86%	11.30%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2022	1,170	$8.37	to	$8.44	$9,872	0.00%	0.48%	to	0.86%	-38.85%	to	-38.61%
December 31, 2021	861	$13.68	to	$13.76	$11,832	0.00%	0.48%	to	0.86%	10.71%	to	11.13%
December 31, 2020	284	$12.36	to	$12.38	$3,514	0.00%	0.48%	to	0.86%	22.29%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2022	832	$10.42	to	$10.51	$8,730	0.00%	0.48%	to	0.86%	-13.37%	to	-13.04%
December 31, 2021	623	$12.03	to	$12.09	$7,524	0.03%	0.48%	to	0.86%	10.49%	to	10.91%
December 31, 2020	184	$10.89	to	$10.90	$2,005	0.82%	0.48%	to	0.86%	7.63%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2022	7,149	$7.13	to	$7.37	$51,878	0.00%	1.30%	to	2.95%	-22.46%	to	-21.19%
December 31, 2021	4,353	$9.20	to	$9.35	$40,391	0.00%	1.30%	to	2.95%	-7.99%	to	-6.50%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2022	66	$8.52	to	$8.58	$568	0.00%	0.48%	to	0.86%	-19.70%	to	-19.39%
December 31, 2021	15	$10.63	to	$10.64	$160	0.00%	0.48%	to	0.66%	6.00%	to	6.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Mid-Cap Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2022	112	$7.40	to	$7.43	$835	0.00%	0.48%	to	0.73%	-27.69%	to	-27.51%
December 31, 2021	49	$10.23	to	$10.24	$498	0.00%	0.48%	to	0.68%	1.12%	to	1.26%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class III) (available April 26, 2021)
December 31, 2022	369	$13.26	to	$13.34	$4,919	0.00%	0.48%	to	0.86%	20.83%	to	21.29%
December 31, 2021	59	$10.99	to	$11.00	$647	0.00%	0.48%	to	0.68%	8.26%	to	8.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2022	554	$9.06	to	$9.10	$5,031	0.00%	0.48%	to	0.73%	-15.52%	to	-15.31%
December 31, 2021	170	$10.72	to	$10.74	$1,829	0.00%	0.48%	to	0.68%	7.17%	to	7.31%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A185

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2022	300	$9.07	to	$9.13	$2,739	0.00%	0.48%	to	0.86%	-15.64%	to	-15.32%
December 31, 2021	148	$10.77	to	$10.78	$1,591	0.00%	0.48%	to	0.68%	7.54%	to	7.69%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class III) (available April 26, 2021)
December 31, 2022	170	$8.44	to	$8.48	$1,442	0.00%	0.48%	to	0.73%	-14.32%	to	-14.10%
December 31, 2021	23	$9.85	to	$9.87	$222	0.00%	0.48%	to	0.68%	-1.38%	to	-1.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2022	744	$9.07	to	$9.13	$6,786	0.00%	0.48%	to	0.86%	-12.17%	to	-11.84%
December 31, 2021	413	$10.33	to	$10.36	$4,280	0.00%	0.48%	to	0.86%	3.13%	to	3.40%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2022	76	$8.24	to	$8.27	$631	0.00%	0.48%	to	0.73%	-25.83%	to	-25.64%
December 31, 2021	41	$11.10	to	$11.12	$454	0.00%	0.48%	to	0.73%	10.14%	to	10.33%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Focused Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2022	47	$7.84	to	$7.88	$369	0.00%	0.48%	to	0.73%	-26.49%	to	-26.30%
December 31, 2021	37	$10.68	to	$10.69	$397	0.00%	0.48%	to	0.66%	5.85%	to	5.98%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2022	638	$6.83	to	$6.85	$4,366	0.00%	0.48%	to	0.73%	-38.21%	to	-38.05%
December 31, 2021	336	$11.05	to	$11.06	$3,715	0.00%	0.48%	to	0.73%	9.18%	to	9.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2022	180	$10.09	to	$10.13	$1,822	0.00%	0.48%	to	0.73%	-8.79%	to	-8.56%
December 31, 2021	70	$11.07	to	$11.08	$774	0.00%	0.48%	to	0.68%	10.43%	to	10.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2022	724	$8.54	to	$8.58	$6,204	0.00%	0.48%	to	0.73%	-15.71%	to	-15.50%
December 31, 2021	386	$10.14	to	$10.16	$3,917	0.00%	0.48%	to	0.73%	1.38%	to	1.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2022	831	$8.58	to	$8.63	$7,167	0.00%	0.48%	to	0.86%	-17.30%	to	-16.98%
December 31, 2021	472	$10.37	to	$10.40	$4,903	0.00%	0.48%	to	0.86%	3.20%	to	3.47%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A186

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2022	2,070	$9.21	to	$9.27	$19,160	0.00%	0.48%	to	0.86%	-19.24%	to	-18.93%
December 31, 2021	1,037	$11.40	to	$11.43	$11,846	0.00%	0.48%	to	0.86%	13.80%	to	14.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class I) (available February 24, 2020)
December 31, 2022	46	$8.64	to	$8.66	$398	0.00%	0.40%	to	0.50%	-13.88%	to	-13.80%
December 31, 2021	25	$10.03	to	$10.05	$255	0.00%	0.40%	to	0.50%	-3.65%	to	-3.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	9	$9.32	to	$9.35	$81	4.01%	0.40%	to	0.50%	-11.82%	to	-11.73%
December 31, 2021	9	$10.57	to	$10.59	$100	13.90%	0.40%	to	0.50%	3.89%	to	3.99%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Initial Class) (available February 24, 2020)
December 31, 2022	48	$11.56	to	$11.61	$554	0.70%	0.35%	to	0.50%	-16.91%	to	-16.78%
December 31, 2021	50	$13.92	to	$13.96	$700	0.89%	0.35%	to	0.50%	26.18%	to	26.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Initial Class) (available February 24, 2020)
December 31, 2022	33	$11.21	to	$11.26	$368	3.70%	0.25%	to	0.40%	0.35%	to	0.50%
December 31, 2021	7	$11.17	to	$11.17	$76	2.85%	0.40%	to	0.40%	13.64%	to	13.64%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Initial Class) (available February 24, 2020)
December 31, 2022	58	$11.88	to	$11.96	$691	1.26%	0.25%	to	0.50%	-6.38%	to	-6.14%
December 31, 2021	66	$12.69	to	$12.74	$834	1.53%	0.25%	to	0.50%	24.83%	to	25.14%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Capital Growth Portfolio (available February 24, 2020)
December 31, 2022	24	$11.49	to	$11.57	$277	0.87%	0.60%	to	0.85%	-16.20%	to	-15.99%
December 31, 2021	26	$13.71	to	$13.77	$360	0.22%	0.60%	to	0.85%	20.51%	to	20.81%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Diversified Value Portfolio (available February 24, 2020)
December 31, 2022	105	$12.43	to	$12.52	$1,313	0.98%	0.60%	to	0.85%	-12.24%	to	-12.02%
December 31, 2021	54	$14.17	to	$14.23	$765	0.31%	0.60%	to	0.85%	29.36%	to	29.68%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Income Portfolio (available February 24, 2020)
December 31, 2022	70	$12.44	to	$12.53	$868	1.58%	0.60%	to	0.85%	-1.50%	to	-1.26%
December 31, 2021	34	$12.63	to	$12.69	$431	0.00%	0.60%	to	0.85%	24.27%	to	24.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A187

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard International Portfolio (available February 24, 2020)
December 31, 2022	84	$10.26	to	$10.34	$866	1.31%	0.60%	to	0.85%	-30.71%	to	-30.54%
December 31, 2021	61	$14.81	to	$14.88	$908	0.03%	0.60%	to	0.85%	-2.38%	to	-2.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Ultra-Short Bond Fund (Class 1) (available February 24, 2020)
December 31, 2022	128	$9.87	to	$9.94	$1,265	1.42%	0.60%	to	0.85%	0.56%	to	0.81%
December 31, 2021	33	$9.82	to	$9.83	$322	0.00%	0.75%	to	0.85%	-1.20%	to	-1.09%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (available February 24, 2020)
December 31, 2022	35	$11.63	to	$11.68	$412	1.65%	0.35%	to	0.50%	-20.39%	to	-20.27%
December 31, 2021	19	$14.61	to	$14.64	$272	3.03%	0.40%	to	0.50%	27.80%	to	27.93%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (available February 24, 2020)
December 31, 2022	69	$9.44	to	$9.48	$649	0.00%	0.35%	to	0.50%	-38.42%	to	-38.32%
December 31, 2021	22	$15.32	to	$15.35	$342	0.00%	0.40%	to	0.50%	17.50%	to	17.62%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Global Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2022	160	$11.01	to	$11.09	$1,770	1.66%	0.60%	to	0.85%	-11.71%	to	-11.49%
December 31, 2021	127	$12.47	to	$12.53	$1,588	2.37%	0.60%	to	0.85%	13.24%	to	13.52%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Small Portfolio (available February 24, 2020)
December 31, 2022	37	$10.43	to	$10.51	$384	4.01%	0.60%	to	0.85%	-18.34%	to	-18.14%
December 31, 2021	12	$12.78	to	$12.84	$154	4.41%	0.60%	to	0.85%	13.59%	to	13.88%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Value Portfolio (available February 24, 2020)
December 31, 2022	26	$11.47	to	$11.55	$300	4.42%	0.60%	to	0.85%	-4.27%	to	-4.03%
December 31, 2021	23	$11.98	to	$12.03	$273	9.43%	0.60%	to	0.85%	17.11%	to	17.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Aggressive Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$12.55	to	$12.55	$—	0.00%	0.40%	to	0.40%	9.86%	to	9.86%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Appreciation Portfolio (Class I) (available February 24, 2020)
December 31, 2022	4	$11.98	to	$12.02	$48	1.41%	0.40%	to	0.50%	-12.88%	to	-12.80%
December 31, 2021	2	$13.78	to	$13.78	$26	5.76%	0.40%	to	0.40%	23.16%	to	23.16%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A188

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ClearBridge Variable Dividend Strategy Portfolio (Class I) (available February 24, 2020)
December 31, 2022	62	$12.19	to	$12.22	$752	1.67%		0.40%	to	0.50%	-8.56%	to	-8.47%
December 31, 2021	31	$13.33	to	$13.35	$420	2.40%		0.40%	to	0.50%	26.17%	to	26.29%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Large Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2022	7	$10.07	to	$10.10	$74	0.00%		0.40%	to	0.50%	-32.58%	to	-32.52%
December 31, 2021	7	$14.94	to	$14.97	$107	0.00%		0.40%	to	0.50%	21.33%	to	21.45%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (available February 24, 2020)
December 31, 2022	2	$10.39	to	$10.39	$22	3.59%		0.40%	to	0.40%	-14.52%	to	-14.52%
December 31, 2021	—	$12.15	to	$12.15	$—	0.00%		0.40%	to	0.40%	11.02%	to	11.02%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Franklin Multi-Asset Variable Growth Fund (Class I) (available February 24, 2020)
December 31, 2022	7	$11.24	to	$11.24	$75	3.18%		0.50%	to	0.50%	-15.22%	to	-15.22%
December 31, 2021	7	$13.26	to	$13.29	$89	5.25%		0.40%	to	0.50%	20.09%	to	20.21%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2022	42	$9.68	to	$9.69	$407	0.00%		0.35%	to	0.40%	-35.96%	to	-35.92%
December 31, 2021	12	$15.11	to	$15.11	$188	0.00%		0.40%	to	0.40%	13.23%	to	13.23%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Class) (available October 1, 2021)
December 31, 2022	912	$14.50	to	$14.54	$13,228	1.49%		1.20%	to	1.30%	-7.36%	to	-7.27%
December 31, 2021	19	$15.65	to	$15.65	$304	0.00%		1.30%	to	1.30%	6.98%	to	6.98%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available October 1, 2021)
December 31, 2022	11,777	$9.92	to	$10.13	$118,510	1.87%		0.00%	to	1.30%	-0.10%	to	1.22%
December 31, 2021	3,375	$10.00	to	$10.00	$33,768	0.00%	(2)	0.00%	to	0.00%	0.00%	to	0.00%	(2)
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2033 (available January 3, 2022)
December 31, 2022	33	$7.77	to	$7.80	$261	0.00%		1.90%	to	2.30%	-22.31%	to	-22.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
A189

Note 7:    Financial Highlights (continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2022 or for the periods indicated within.

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.
(2)	Amount is less than 0.01%.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. Effective February 24, 2020, under the Prudential MyRock Advisor Variable Annuity product, a fund access charge is assessed on the account value invested in certain subaccounts associated with funds that do not provide adequate revenue. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential FlexGuard	1.20%	1.30%
Prudential FlexGuard Income	1.20%	1.30%
Prudential MyRock Advisor Variable Annuity	0.25%	2.10%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

(1)
Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)
Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by state).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A190

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	Fidelity® VIP Growth Portfolio (Initial Class) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	MFS® New Discovery Series (Initial Class) (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	MFS® Total Return Series (Initial Class) (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	MFS® Total Return Bond Series (Initial Class) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	Vanguard Equity Index Portfolio (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	Vanguard Global Bond Index (1)
PSF Natural Resources Portfolio (Class I) (1)	Vanguard Mid-Cap Index Portfolio (1)
PSF Stock Index Portfolio (Class I) (1)	Vanguard Real Estate Index Portfolio (1)
PSF Global Portfolio (Class I) (1)	Vanguard Total Bond Market Index Portfolio (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	Vanguard Total International Stock Market Index Portfolio (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	Vanguard Total Stock Market Index Portfolio (1)
T. Rowe Price International Stock Portfolio (1)	Vanguard Balanced Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class) (1)	Vanguard Conservative Allocation Portfolio (1)
Invesco V.I. Core Equity Fund (Series I) (1)	Vanguard Growth Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	Vanguard High Yield Bond Portfolio (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	Vanguard Moderate Allocation Portfolio (1)
MFS® Research Series (Initial Class) (1)	Vanguard Short-Term Investment Grade Portfolio (1)
MFS® Growth Series (Initial Class) (1)	American Funds IS Asset Allocation Fund (Class 1) (1)
A191

American Century VP Value Fund (Class I) (1)	American Funds IS Washington Mutual Investors FundSM (Class 1) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	American Funds IS The Bond Fund of America® (Class 1) (1)
PSF PGIM Jennison Focused Blend Portfolio (Class I) (1)	American Funds IS Growth Fund (Class 1) (1)
Davis Value Portfolio (1)	American Funds IS Growth-Income Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	American Funds IS U.S. Government Securities Fund® (Class 1) (1)
PSF Small-Cap Value Portfolio (Class I) (1)	BlackRock Basic Value V.I. Fund (Class I) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	BlackRock Capital Appreciation V.I. Fund (Class I) (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	BlackRock Equity Dividend V.I. Fund (Class I) (1)
PSF International Growth Portfolio (Class I) (1)	BlackRock Global Allocation V.I. Fund (Class I) (1)
AST Cohen & Steers Realty Portfolio (1)	DFA VA Global Bond Portfolio (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	DFA VA Short-Term Fixed Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (3)	DFA VA U.S. Large Value Portfolio (1)
AST High Yield Portfolio (1)	DFA VA U.S. Targeted Value Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (5)	Fidelity® VIP Balanced Portfolio (Initial Class) (1)
AST Small-Cap Value Portfolio (1)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (1)
AST Mid-Cap Growth Portfolio (1)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (1)
AST Large-Cap Value Portfolio (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
AST Loomis Sayles Large-Cap Growth Portfolio (4)	Fidelity® VIP Financial Services Portfolio (Initial Class) (1)
AST MFS Growth Portfolio (4)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
AST Mid-Cap Value Portfolio (1)	Fidelity® VIP Health Care Portfolio (Initial Class) (1)
AST BlackRock Low Duration Bond Portfolio (3)	Fidelity® VIP Industrials Portfolio (Initial Class) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
AST MFS Global Equity Portfolio (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (1)
AST J.P. Morgan International Equity Portfolio (1)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AST Wellington Management Hedged Equity Portfolio (1)	Fidelity® VIP Utilities Portfolio (Initial Class) (1)
AST Capital Growth Asset Allocation Portfolio (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (1)
A192

AST Academic Strategies Asset Allocation Portfolio (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
AST Balanced Asset Allocation Portfolio (1)	Western Asset Core Plus VIT Portfolio (Class I) (1)
AST Preservation Asset Allocation Portfolio (1)	Western Asset Variable Global High Yield Bond Portfolio (Class I) (1)
AST Prudential Growth Allocation Portfolio (1)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST Advanced Strategies Portfolio (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
AST Large-Cap Growth Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (1)
AST Government Money Market Portfolio (1)	MFS® International Growth Portfolio (Service Class) (1)
AST Small-Cap Growth Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (3)	MFS® Technology Portfolio (Service Class) (1)
AST International Value Portfolio (1)	MFS® Investors Trust Series (Service Class) (1)
AST International Growth Portfolio (1)	MFS® Mid Cap Growth Series (Service Class) (1)
AST Investment Grade Bond Portfolio (1)	MFS® New Discovery Series (Service Class) (1)
AST Core Fixed Income Portfolio (1)	MFS® Research Series (Service Class) (1)
AST Cohen & Steers Global Realty Portfolio (1)	MFS® Total Return Bond Series (Service Class) (1)
AST Emerging Markets Equity Portfolio (1)	MFS® Total Return Series (Service Class) (1)
AST Goldman Sachs Small-Cap Value Portfolio (4)	MFS® Utilities Series (Service Class) (1)
AST Moderate Multi-Asset Portfolio (7)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
AST J.P. Morgan Global Thematic Portfolio (1)	American Funds IS Asset Allocation Fund (Class 4) (1)
ProFund VP Consumer Services (1)	American Funds IS Washington Mutual Investors Fund℠ (Class 4) (1)
ProFund VP Consumer Goods (1)	American Funds IS The Bond Fund of America® (Class 4) (1)
ProFund VP Financials (1)	American Funds IS Capital World Growth and Income Fund® (Class 4) (1)
ProFund VP Health Care (1)	American Funds IS Global Small Capitalization Fund (Class 4) (1)
ProFund VP Industrials (1)	American Funds IS Growth Fund (Class 4) (1)
ProFund VP Mid-Cap Growth (1)	American Funds IS Growth-Income Fund (Class 4) (1)
ProFund VP Mid-Cap Value (1)	American Funds IS International Fund (Class 4) (1)
ProFund VP Real Estate (1)	American Funds IS New World Fund® (Class 4) (1)
ProFund VP Small-Cap Growth (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
A193

ProFund VP Small-Cap Value (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
ProFund VP Telecommunications (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
ProFund VP Utilities (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
ProFund VP Large-Cap Growth (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
ProFund VP Large-Cap Value (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
AST Jennison Large-Cap Growth Portfolio (4)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
Allspring VT International Equity Fund (Class 1) (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
Allspring VT Omega Growth Fund (Class 1) (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
Allspring VT Small Cap Growth Fund (Class 1) (1)	AST Bond Portfolio 2032 (8)
AST Bond Portfolio 2022 (1)	PSF Global Portfolio (Class III) (9)
AST Quantitative Modeling Portfolio (1)	PSF Mid-Cap Growth Portfolio (Class III) (9)
AST BlackRock Global Strategies Portfolio (1)	PSF Natural Resources Portfolio (Class III) (9)
Allspring VT Opportunity Fund (Class 1) (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (9)
AST Prudential Core Bond Portfolio (3)	PSF PGIM Flexible Managed Portfolio (Class III) (9)
AST Bond Portfolio 2023 (1)	PSF PGIM Government Income Portfolio (Class III) (9)
AST MFS Growth Allocation Portfolio (1)	PSF PGIM High Yield Bond Portfolio (Class III) (9)
AST Western Asset Emerging Markets Debt Portfolio (1)	PSF PGIM Jennison Blend Portfolio (Class III) (9)
AST MFS Large-Cap Value Portfolio (3)	PSF PGIM Jennison Focused Blend Portfolio (Class III) (9)
AST Bond Portfolio 2024 (1)	PSF PGIM Jennison Growth Portfolio (Class III) (9)
AST ClearBridge Dividend Growth Portfolio (1)	PSF PGIM Jennison Value Portfolio (Class III) (9)
AST Multi-Sector Fixed Income Portfolio (1)	PSF PGIM Total Return Bond Portfolio (Class III) (9)
AST Large-Cap Core Portfolio (1)	PSF Small-Cap Stock Index Portfolio (Class III) (9)
AST Bond Portfolio 2025 (1)	PSF Stock Index Portfolio (Class III) (9)
AST T. Rowe Price Growth Opportunities Portfolio (1)	PSF PGIM Government Income Portfolio (Class I) (1)
AST T. Rowe Price Diversified Real Growth Portfolio (1)	Fidelity® VIP High Income Portfolio (Initial Class) (1)
AST Prudential Flexible Multi-Strategy Portfolio (1)	MFS® Investors Trust Series (Initial Class) (1)
AST Franklin 85/15 Diversified Allocation Portfolio (1)	MFS® Utilities Series (Initial Class) (1)
A194

AST Bond Portfolio 2026 (1)	MFS® Value Series (Initial Class) (1)
AST Global Bond Portfolio (1)	Vanguard Capital Growth Portfolio (1)
AST QMA International Core Equity Portfolio (1)	Vanguard Diversified Value Portfolio (1)
BlackRock Global Allocation V.I. Fund (Class III) (1)	Vanguard Equity Income Portfolio (1)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)	Vanguard International Portfolio (1)
AST Bond Portfolio 2027 (1)	American Funds IS Ultra-Short Bond Fund (Class 1) (1)
NVIT Emerging Markets Fund (Class D) (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (1)
AST Bond Portfolio 2028 (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (1)
AST Bond Portfolio 2029 (1)	DFA VA Global Moderate Allocation Portfolio (1)
AST American Funds Growth Allocation Portfolio (1)	DFA VA International Small Portfolio (1)
AST Bond Portfolio 2030 (1)	DFA VA International Value Portfolio (1)
AST BlackRock 80/20 Target Allocation ETF Portfolio (1)	ClearBridge Variable Aggressive Growth Portfolio (Class I) (1)
AST BlackRock 60/40 Target Allocation ETF Portfolio (1)	ClearBridge Variable Appreciation Portfolio (Class I) (1)
AST Western Asset Corporate Bond Portfolio (3)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (1)
AST T. Rowe Price Corporate Bond Portfolio (3)	ClearBridge Variable Large Cap Growth Portfolio (Class I) (1)
AST PIMCO Corporate Bond Portfolio (3)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (1)
AST Prudential Corporate Bond Portfolio (3)	Franklin Multi-Asset Variable Growth Fund (Class I) (1)
AST BlackRock Corporate Bond Portfolio (3)	MFS® Technology Portfolio (Initial Class) (1)
AST Bond Portfolio 2031 (1)	MFS® Value Series (Service Shares) (6)
Fidelity® VIP Contrafund® Portfolio (Initial Class) (1)	PSF PGIM Government Money Market Portfolio (Class III) (6)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (1)	AST Bond Portfolio 2033 (2)
(1)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the periods ended December 31, 2022 and 2021.

(2)Statement of net assets as of December 31, 2022, statement of operations and statement of changes in net assets for the period January 3, 2022 (commencement of operations) to December 31, 2022.
(3)Statement of net assets as of February 11, 2022 (date of merger), statement of operations for the period January 1, 2022 to February 11, 2022 and statement of changes in net assets for the period January 1, 2022 to February 11, 2022 and for the period ended December 31, 2021.

(4)Statement of net assets as of June 10, 2022 (date of merger), statement of operations for the period January 1, 2022 to June 10, 2022 and statement of changes in net assets for the period January 1, 2022 to June 10, 2022 and for the period ended December 31, 2021.

A195

(5)Statement of net assets as of September 9, 2022 (date of merger), statement of operations for the period January 1, 2022 to September 9, 2022 and statement of changes in net assets for the period January 1, 2022 to September 9, 2022 and for the period ended December 31, 2021.

(6)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the period ended December 31, 2022 and for the period October 1, 2021 (commencement of operations) to December 31, 2021.

(7)Statement of net assets as of December 2, 2022 (date of merger), statement of operations for the period January 1, 2022 to December 2, 2022 and statement of changes in net assets for the period January 1, 2022 to December 2, 2022 and for the period ended December 31, 2021.

(8)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the period ended December 31, 2022 and for the period January 4, 2021 (commencement of operations) to December 31, 2021.

(9)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the period ended December 31, 2022 and for the period April 26, 2021 (commencement of operations) to December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 4, 2023

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.
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